                                                        File No. 33-62284(*)(**)
                                                                        811-1979

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/
    Pre-Effective Amendment No.                                              / /


    Post-Effective Amendment No. 26

                                          /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/
    Amendment No. 27                                                         / /


                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT B

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Montgomery, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
                                Marc L. Collins
                       Second Vice President and Counsel

                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                               John Blouch, Esq.
                              Dykema Gossett PLLC
                                 Suite 300 West
                               1300 I Street, NW
                             Washington, D.C. 20005


Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):

        immediately upon filing pursuant to paragraph (b)
    ---


     X  on April 29, 2005 pursuant to paragraph (b)
    ---


        60 days after filing pursuant to paragraph (a)(i)
    ---

        on (date) pursuant to paragraph (a)(i) of Rule 485
    ---



If appropriate, check the following box:

    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 * The prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under Securities Act Files No. 2-36591, 2-68456, 2-91214, 2-78653, 2-91213 and 333-10907.

** Certain contracts filed pursuant to Files No. 2-68456 and 2-73471 contain a Guarantee of the Depositor. The value of the contracts to which the Guarantee relates is indeterminable. Pursuant to Rule 456(m) under the Securities Act of 1933, no separate fee is being paid for the Guarantee.

                                   PROSPECTUS

                            SINGLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                    OHIO NATIONAL VARIABLE ACCOUNTS A AND B
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654

This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified plans.

Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.

The minimum purchase payment is $10,000. We may limit your purchase payment to $1,500,000.

You may direct the allocation of your purchase payment to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account A ("VAA") for tax-qualified contracts or Ohio National Variable Account B ("VAB") for non-tax-qualified contracts. VAA and VAB are separate accounts of The Ohio National Life Insurance Company. The assets of VAA and VAB are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Calvert Variable Series Fund, Inc., The Dow Target Variable Fund LLC, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, UBS Series Trust and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge up to 6% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).

This contract is not currently available for new issue.

KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA, VAB AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA AND VAB HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FORM V-4822                       MAY 1, 2005

                               TABLE OF CONTENTS


Available Funds................................     2
Fee Table......................................     4
Accumulation Unit Values.......................     5
  Financial Statements.........................    14
Ohio National..................................    14
  Ohio National Life...........................    14
  Ohio National Variable Accounts A and B......    14
  The Funds....................................    15
  Mixed and Shared Funding.....................    15
  Voting Rights................................    16
Distribution of Variable Annuity Contracts.....    16
Deductions and Expenses........................    16
  Surrender Charge.............................    16
  Deduction for Account Expense Fee............    17
  Deduction for Mortality and Expense Risk
    Fee........................................    17
  Transfer Fee.................................    17
  Deduction for State Premium Tax..............    17
  Fund Expenses................................    17
Description of Variable Annuity Contracts......    18
  Free Look....................................    18
Accumulation Period............................    18
  Purchase Payment.............................    18
  Accumulation Units...........................    18
  Crediting Accumulation Units.................    18
  Allocation of Purchase Payment...............    18
  Accumulation Unit Value and Contract Value...    18
  Net Investment Factor........................    19
  Surrender and Withdrawal.....................    19
  Transfers among Subaccounts..................    19
  Scheduled Transfers (Dollar Cost
    Averaging).................................    21
  Effective Time for Purchase, Transfer and
    Redemption Orders..........................    22
  Electronic Access............................    22
  Death Benefit................................    22
  Guaranteed Account...........................    22
  Ohio National Life Employee Discount.........    23
Annuity Period.................................    23
  Annuity Payout Date..........................    23
  Annuity Options..............................    24
  Determination of Amount of the First Variable
    Annuity Payment............................    24
  Annuity Units and Variable Payments..........    24
  Transfers during Annuity Payout..............    25
Other Contract Provisions......................    25
  Assignment...................................    25
  Reports and Confirmations....................    25
  Substitution for Fund Shares.................    25
  Contract Owner Inquiries.....................    26
  Performance Data.............................    26
Federal Tax Status.............................    26
  Tax-Deferred Annuities.......................    27
  Qualified Pension or Profit-Sharing Plans....    28
  Withholding on Annuity Payments..............    28
  Individual Retirement Annuities (IRAs).......    29
IRA Disclosure Statement.......................    54
  Free Look Period.............................    54
  Eligibility Requirements.....................    54
  Contributions and Deductions.................    54
  IRA for Non-working Spouse...................    55
  Rollover Contribution........................    56
  Premature Distributions......................    56
  Distribution at Retirement...................    56
  Inadequate Distributions -- 50% Tax..........    56
  Death Benefits...............................    57
  Roth IRAs....................................    57
  Savings Incentive Match Plan for Employees
    (SIMPLE)...................................    57
  Reporting to the IRS.........................    58
Illustration of IRA Fixed Accumulations........    58
Statement of Additional Information Contents...    60


                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

      OHIO NATIONAL FUND, INC.                                  ADVISER (SUBADVISER)
      Equity Portfolio                                          (Legg Mason Funds Management, Inc.)
      Money Market Portfolio                                    Ohio National Investments, Inc.
      Bond Portfolio                                            Ohio National Investments, Inc.
      Omni Portfolio (an asset allocation fund)                 (Suffolk Capital Management, LLC)
      International Portfolio                                   (Federated Global Investment Management Corp.)
      International Small Company Portfolio                     (Federated Global Investment Management Corp.)
      Capital Appreciation Portfolio                            (Jennison Associates LLC)
      Discovery (formerly called Small Cap) Portfolio           (Founders Asset Management LLC)
      Aggressive Growth Portfolio                               (Janus Capital Management LLC)
      Small Cap Growth (formerly called Core Growth) Portfolio  (UBS Global Asset Management (Americas), Inc.)
      Mid Cap Opportunity (formerly Growth & Income) Portfolio  (RS Investment Management Co., L.P.)
      Capital Growth Portfolio                                  (Eagle Asset Management, Inc.)
      S&P 500 Index(R) Portfolio                                Ohio National Investments, Inc.
      High Income Bond Portfolio                                (Federated Investment Management Company)
      Blue Chip Portfolio                                       (Federated Equity Management Company of
                                                                Pennsylvania)
      Nasdaq-100(R) Index Portfolio                             Ohio National Investments, Inc.
      Bristol Portfolio (large cap stocks)                      (Suffolk Capital Management, LLC)
      Bryton Growth Portfolio (small/mid cap stocks)            (Suffolk Capital Management, LLC)

FORM V-4822

CALVERT VARIABLE SERIES, INC.
Social Equity Portfolio                                    (Atlanta Capital Management Company, L.L.C.)

THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow Target 10 Portfolios                               (First Trust Advisors, L.P.)
The Dow Target 5 Portfolios                                (First Trust Advisors, L.P.)

DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation Portfolio                                     (Fayez Sarofim & Co.)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (SERVICE
  CLASS 2)
VIP Contrafund(R) Portfolio (a value fund)                 Fidelity Management & Research Company
VIP Mid Cap Portfolio                                      Fidelity Management & Research Company
VIP Growth Portfolio                                       Fidelity Management & Research Company
VIP Equity-Income Portfolio                                Fidelity Management & Research Company

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund                       Goldman Sachs Asset Management, L.P.
Goldman Sachs CORE(SM) U.S. Equity Fund                    Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund                          Goldman Sachs Asset Management, L.P.

JANUS ASPEN SERIES (SERVICE SHARES)
Large Cap Growth Portfolio                                 Janus Capital Management LLC
International Growth Portfolio                             Janus Capital Management LLC
Worldwide Growth Portfolio                                 Janus Capital Management LLC
Balanced Portfolio                                         Janus Capital Management LLC

J.P. MORGAN SERIES TRUST II
JPMorgan Mid Cap Value Portfolio                           Robert Fleming, Inc.
JPMorgan Small Company Portfolio                           J.P. Morgan Investment Management Inc.

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap Portfolio                      Lazard Asset Management LLC
Lazard Retirement Emerging Markets Portfolio               Lazard Asset Management LLC

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS Investors Growth Stock Series                          Massachusetts Financial Services Company
MFS Mid Cap Growth Series                                  Massachusetts Financial Services Company
MFS New Discovery Series                                   Massachusetts Financial Services Company
MFS Total Return Series                                    Massachusetts Financial Services Company

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
Real Return Portfolio                                      Pacific Investment Management Company LLC
Total Return Portfolio                                     Pacific Investment Management Company LLC
Global Bond Portfolio                                      Pacific Investment Management Company LLC

PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a growth stock fund)                   Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)   Jennison Associates LLC

ROYCE CAPITAL FUND
Royce Small-Cap Portfolio                                  Royce & Associates, LLC
Royce Micro-Cap Portfolio                                  Royce & Associates, LLC

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS II)
Core Plus Fixed Income Portfolio                           Van Kampen*
U.S. Real Estate Portfolio                                 Van Kampen*


* Morgan Stanley Investment Management Inc., the investment adviser to these portfolios, does business in certain instances as Van Kampen.

FORM V-4822

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY WHEN YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS (FUNDS). STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.


CONTRACT OWNER TRANSACTION EXPENSES

                                                                  YEARS        CHARGE
                                                              -------------    ------
Surrender Charge. (This charge is a percentage of value
withdrawn)                                                         1st            6%
                                                                   2nd            5%
                                                                   3rd            4%
                                                                   4th            3%
                                                                   5th            2%
                                                                   6th            1%
                                                              7th and later       0%
Transfer Fee (currently no charge for the first 4 transfers
each contract year)                                              $15 (currently the
                                                                   charge is $3)
Premium Tax (charged upon annuitization)                           0.5% to 4.0%
                                                              depending on state law



THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY PERIODICALLY WHILE YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.



SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)



Mortality and Expense Risk Fees                                  1.55%
(we are currently only charging 0.65%)
Account Expenses                                                 0.25%
                                                                -----
Total Separate Account Annual Expenses                           1.80%


THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES INCURRED BY THE FUNDS DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                              MINIMUM    MAXIMUM
                                                              WITHOUT    WITHOUT
                                                              WAIVERS    WAIVERS
                                                              -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES (expenses deducted from
  Fund assets, including management fees, distribution
  (12b-1) fees and other Fund operating expenses)             0.40%       3.89%


EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES FOR THE MOST EXPENSIVE AVAILABLE FUND. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF PREMIUM TAXES, TYPICALLY CHARGED UPON ANNUITIZATION. IF THE PREMIUM TAXES WERE REFLECTED, THE CHARGES WOULD BE HIGHER.


THE EXAMPLE ASSUMES YOU INVEST $10,000 IN THE CONTRACT FOR THE PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF THE

FORM V-4822

MOST EXPENSIVE AVAILABLE FUND. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:

1 YEAR  3 YEARS   5 YEARS   10 YEARS
------  -------   -------   --------
$1,024  $1,812    $2,603     $4,864

(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE PERIOD, OR IF YOU DO NOT SURRENDER YOUR CONTRACT:

1 YEAR  3 YEARS   5 YEARS   10 YEARS
------  -------   -------   --------
 $482   $1,450    $2,421     $4,864

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on October 7, 1993. Since then, the following changes have been made to available Funds:

May 1, 1994                    Ohio National Fund Capital Appreciation and
                               Discovery portfolios were added

March 31, 1995                 Ohio National Fund International Small Company
                               and Aggressive Growth portfolios were added

January 3, 1997                Ohio National Fund S&P 500 Index, Core Growth,
                               Growth & Income and Social Awareness portfolios were added

November 1, 1999               Ohio National Fund Capital Growth, High Income
                               Bond, Equity Income and Blue Chip portfolios, the
                               Dow Target Variable Funds, the Goldman Sachs
                               Variable Insurance Trust funds, the Janus Aspen
                               (Institutional Shares) portfolios, the Lazard
                               Retirement Series portfolios, the Strong Variable
                               Insurance Funds and the Van Kampen (formerly
                               Morgan Stanley) Universal Institutional Funds
                               (Class I) U.S. Real Estate portfolio were added

May 1, 2000                    Ohio National Fund Nasdaq-100 Index portfolio,
                               Janus Aspen Series Service Shares portfolios,
                               PBHG Technology & Communications portfolio and
                               Fidelity Variable Insurance Products (Fidelity) portfolios were added; Janus Aspen Series
                               Institutional Shares portfolios were no longer available in new contracts

May 1, 2001                    Strong Multi Cap Value Fund II (formerly called
                               Strong Schafer Value Fund II) was no longer available in new contracts

November 1, 2001               J.P. Morgan Series Trust portfolios and MFS
                               Variable Insurance Trust funds were added

May 1, 2002                    Ohio National Fund Bristol and Bryton Growth
                               portfolios were added

August 1, 2002                 PIMCO Variable Insurance Trust portfolios were
                               added

May 1, 2003                    Calvert Variable Series, Inc. Social Equity
                               portfolio replaced Ohio National Fund Social
                               Awareness portfolio through merger. Dreyfus
                               Variable Investment Fund, Janus Aspen Series
                               International Growth portfolio, The Prudential
                               Series Fund, Inc., Royce Capital Fund and UBS
                               Series Trust added. Van Kampen Universal
                               Institutional Funds

FORM V-4822

                               (Class I) U.S. Real Estate portfolio discontinued for new contracts, Van Kampen Universal Institutional Funds (Class II) added for new contracts, and The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.

October 1, 2003                Fidelity VIP Equity-Income portfolio added.

May 1, 2004                    PBHG Technology & Communications portfolio and
                               Strong Variable Insurance Funds no longer available for new contracts.

OHIO NATIONAL FUND, INC.:

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------
Equity                                      1995            $10.17            $12.82         301,147       239,825
                                            1996             12.82             15.04         534,028       405,466
                                            1997             15.04             17.62         709,738       488,396
                                            1998             17.62             18.46         755,665       509,665
                                            1999             18.46             21.93         669,138       480,965
                                            2000             21.93             20.29         637,164       435,099
                                            2001             20.29             18.41         605,052       420,320
                                            2002             18.41             14.83         519,281       336,899
                                            2003             14.83             21.21         468,185       297,330
                                            2004             21.21             23.64         406,952       262,303


Money Market                                1995             10.35             10.84         136,205        34,285
                                            1996             10.84             11.30         149,846        74,056
                                            1997             11.30             11.80         179,630        72,534
                                            1998             11.80             12.32         298,676       163,872
                                            1999             12.32             12.83         203,404       109,471
                                            2000             12.83             13.52          99,266        69,764
                                            2001             13.52             13.91         135,493       119,581
                                            2002             13.91             13.97         130,479       105,701
                                            2003             13.97             13.95          98,745        59,329
                                            2004             13.95             13.97          35,635        13,191


Bond                                        1995              9.45             11.13          64,973        97,129
                                            1996             11.13             11.44          82,917       101,403
                                            1997             11.44             12.39          95,905        98,784
                                            1998             12.39             12.92         163,496       133,933
                                            1999             12.92             12.88         152,433       110,307
                                            2000             12.88             13.51         107,769        77,325
                                            2001             13.51             14.52         129,082        76,526
                                            2002             14.52             15.63         107,791        94,133
                                            2003             15.63             17.12         111,289        77,170
                                            2004             17.12             17.96          88,151        61,712

FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------


Omni                                        1995            $10.00            $12.17         244,025       194,243
                                            1996             12.17             13.93         511,033       342,379
                                            1997             13.93             16.31         699,223       513,134
                                            1998             16.31             16.90         811,017       558,183
                                            1999             16.90             18.65         659,687       467,855
                                            2000             18.65             15.74         492,010       367,136
                                            2001             15.74             13.56         379,923       262,133
                                            2002             13.56             10.38         270,802       193,979
                                            2003             10.38             12.98         222,441       164,162
                                            2004             12.98             13.78         170,747       136,972


International                               1995             11.60             12.89         384,682       330,279
                                            1996             12.89             14.63         678,397       674,403
                                            1997             14.63             14.80         876,940       770,712
                                            1998             14.80             15.24         690,872       673,379
                                            1999             15.24             25.29         457,106       462,283
                                            2000             25.29             19.50         405,646       430,991
                                            2001             19.50             13.61         336,597       359,879
                                            2002             13.61             10.70         257,163       256,818
                                            2003             10.70             14.07         208,100       182,547
                                            2004             14.07             15.75         167,103       149,308


International Small Company                 1995             10.00             10.82          47,134        21,621
                                            1996             10.82             12.02         132,292       178,856
                                            1997             12.02             13.30         180,385       216,928
                                            1998             13.30             13.64         144,093       212,244
                                            1999             13.64             28.20         120,355       140,283
                                            2000             28.20             19.49         108,743       133,455
                                            2001             19.49             13.66          95,273       121,151
                                            2002             13.66             11.50          74,427       101,302
                                            2003             11.50             17.55          57,050        80,751
                                            2004             17.55             21.02          45,038        66,705


Capital Appreciation                        1995             10.39             12.63         211,756       136,612
                                            1996             12.63             14.48         383,878       243,883
                                            1997             14.48             16.54         454,490       333,645
                                            1998             16.54             17.36         464,528       358,863
                                            1999             17.36             18.31         386,713       304,647
                                            2000             18.31             23.87         281,873       212,034
                                            2001             23.87             25.95         269,879       214,554
                                            2002             25.95             20.54         231,188       192,817
                                            2003             20.54             26.77         202,810       149,708
                                            2004             26.77             29.85         178,030       132,037

FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------

Discovery                                   1995            $12.05            $15.89         198,048       123,612
                                            1996             15.89             18.54         337,460       204,017
                                            1997             18.54             19.93         377,837       238,023
                                            1998             19.93             21.84         369,788       233,680
                                            1999             21.84             44.68         343,325       220,471
                                            2000             44.68             39.32         312,326       211,332
                                            2001             39.32             31.81         271,408       180,341
                                            2002             31.81             21.21         229,639       147,878
                                            2003             21.21             28.93         203,338       120,254
                                            2004             28.93             31.81         162,308        92,156

Aggressive Growth                           1995             10.00             12.61          41,681        39,115
                                            1996             12.61             12.59         118,818        80,875
                                            1997             12.59             14.04         139,155       110,592
                                            1998             14.04             15.01         138,327       111,021
                                            1999             15.01             15.73          98,740       108,828
                                            2000             15.73             11.33          90,624       101,820
                                            2001             11.33              7.66          80,930        86,473
                                            2002              7.66              5.47          69,054        70,450
                                            2003              5.47              7.13          46,881        59,982
                                            2004              7.13              7.70          33,943        47,625

Small Cap Growth                            1997             10.00              9.61         133,806        77,677
                                            1998              9.61             10.36          98,154        68,986
                                            1999             10.36             21.04         110,748        79,742
                                            2000             21.04             17.34         119,766        80,072
                                            2001             17.34             10.39          91,360        66,185
                                            2002             10.39              7.30          84,761        51,775
                                            2003              7.30             10.52          76,690        40,962
                                            2004             10.52             11.62          55,394        25,401

Mid Cap Opportunity                         1997             10.00             13.54         150,510       142,565
                                            1998             13.54             14.37         314,342       223,832
                                            1999             14.37             23.10         408,286       283,664
                                            2000             23.10             21.00         392,942       287,494
                                            2001             21.00             18.11         363,743       256,915
                                            2002             18.11             13.35         300,119       213,781
                                            2003             13.35             19.36         267,784       178,954
                                            2004             19.36             21.79         225,163       134,054

S&P 500 Index                               1997             10.00             13.06         156,778       116,679
                                            1998             13.06             16.82         486,237       297,409
                                            1999             16.82             20.95         682,513       508,584
                                            2000             20.95             18.76         643,310       444,223
                                            2001             18.76             16.11         568,161       376,373
                                            2002             16.11             12.35         454,870       286,685
                                            2003             12.35             15.65         386,328       264,354
                                            2004             15.65             17.11         308,745       244,616

FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------
Capital Growth                              1999            $10.00            $14.20         $11,597       $ 3,806
                                            2000             14.20             10.41          54,538        21,462
                                            2001             10.41              8.81          53,979        17,041
                                            2002              8.81              5.06          46,297        16,769
                                            2003              5.06              7.03          44,349        16,087
                                            2004              7.03              8.34          40,287        11,661


High Income Bond                            2000             10.00              9.47           5,564         1,598
                                            2001              9.47              9.79           1,024         5,544
                                            2002              9.79             10.08           1,748         9,715
                                            2003             10.08             12.27           6,539        12,579
                                            2004             12.27             13.46           4,357        12,628


Blue Chip                                   2000             10.00             10.38             581         1,283
                                            2001             10.38              9.85           6,350           531
                                            2002              9.85              7.87           2,729         3,847
                                            2003              7.87              9.87           9,843         8,008
                                            2004              9.87             10.72           9,015         9,325


Nasdaq-100 Index                            2000             10.00              6.05          41,735        19,362
                                            2001              6.05              4.04          67,348        21,247
                                            2002              4.04              2.51          74,774        23,289
                                            2003              2.51              3.68          69,975        23,035
                                            2004              3.68              4.01          67,200        20,940


Bristol                                     2002             10.00              7.85           4,625         3,038
                                            2003              7.85             10.31           8,601         7,068
                                            2004             10.31             11.10          12,814         7,224


Bryton Growth                               2002             10.00              6.84           7,090         3,641
                                            2003              6.84              9.19           9,615         6,688
                                            2004              9.19              9.79          11,068         5,576

CALVERT VARIABLE SERIES, INC.:

Social Equity                               2003             10.00              6.79          10,620         5,418
                                            2004              6.79              7.21           7,858         5,147

DREYFUS VARIABLE INVESTMENT FUND:

Appreciation                                2003             10.00             11.73               0             0
                                            2004             11.73             12.18               0           828

FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs Growth & Income               1999            $10.00            $10.51               0           437
                                            2000             10.51              9.92           1,461         1,195
                                            2001              9.92              8.92             916         1,902
                                            2002              8.92              7.84           1,512         1,629
                                            2003              7.84              9.66           1,774         4,255
                                            2004              9.66             11.37           5,020         7,620


Goldman Sachs CORE U.S. Equity              1999             10.00             10.93           1,589         6,222
                                            2000             10.93              9.79           2,471         3,025
                                            2001              9.79              8.54           3,786         3,278
                                            2002              8.54              6.61           2,145         3,330
                                            2003              6.61              8.49           4,818         7,005
                                            2004              8.49              9.67           4,797         5,231


Goldman Sachs Capital Growth                2000             10.00             10.20           2,166           632
                                            2001             10.20              8.65           7,509           632
                                            2002              8.65              8.30           5,440           568
                                            2003              8.30              7.95           3,825         1,192
                                            2004              7.95              8.60           2,591         1,192

JANUS ASPEN SERIES INSTITUTIONAL SHARES:

Large Cap Growth                            1999             10.00             11.66          44,858        27,443
                                            2000             11.66              9.88         174,803       128,603
                                            2001              9.88              7.37         149,573        92,363
                                            2002              7.37              5.36         112,249        59,325
                                            2003              5.36              7.00          87,949        57,339
                                            2004              7.00              7.26          76,951        40,419


Worldwide Growth                            1999             10.00             13.23          19,886        28,058
                                            2000             13.23             11.06         145,826       115,518
                                            2001             11.06              8.50         134,429        89,086
                                            2002              8.50              6.28          84,760        68,354
                                            2003              6.28              7.71          59,560        52,538
                                            2004              7.71              8.01          39,696        32,134


Balanced                                    1999             10.00             11.03          48,823         4,391
                                            2000             11.03             10.68         198,240        63,980
                                            2001             10.68             10.09         197,509        87,320
                                            2002             10.09              9.36         198,509        69,027
                                            2003              9.36             10.58         132,623        51,703
                                            2004             10.58             11.38         104,122        37,125


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------

JANUS ASPEN SERIES SERVICE SHARES:

Large Cap Growth                            2000            $10.00            $ 8.10          36,713        11,968
                                            2001              8.10              6.03          67,858        17,149
                                            2002              6.03              4.38          42,173        15,087
                                            2003              4.38              5.71          23,594        11,738
                                            2004              5.71              5.89          21,338         7,857


Worldwide Growth                            2000             10.00              8.01          30,617        11,512
                                            2001              8.01              6.14          48,371        13,618
                                            2002              6.14              4.52          35,573        12,865
                                            2003              4.52              5.54          28,186        10,461
                                            2004              5.54              5.74          23,884         7,148


Balanced                                    2000             10.00              9.75          34,442        10,722
                                            2001              9.75              9.19          76,989        18,067
                                            2002              9.19              8.50          68,185        25,273
                                            2003              8.50              9.58          62,173        22,045
                                            2004              9.58             10.28          62,865        20,278


International Growth                        2003             10.00             13.61               0             0
                                            2004             13.61             16.01           1,674         1,455

J.P. MORGAN SERIES TRUST II:

JP Morgan Small Company                     2002             10.00              8.87             626         1,016
                                            2003              8.87             11.70             351         1,814
                                            2004             11.70             14.75               7         2,278


JP Morgan Mid Cap Value                     2002             10.00             10.96           2,940         2,486
                                            2003             10.96             14.07           9,801         5,102
                                            2004             14.07             16.89          19,008         7,811

LAZARD RETIREMENT SERIES, INC.:

Lazard Retirement Small Cap                 1999             10.00             10.54             299             0
                                            2000             10.54             12.65           1,113         2,010
                                            2001             12.65             14.87          20,065        15,301
                                            2002             14.87             12.13          30,599        18,820
                                            2003             12.13             16.50          29,707        16,318
                                            2004             16.50             18.78          29,999        16,014


Lazard Retirement Emerging Markets          1999             10.00             12.52               0           157
                                            2000             12.52              8.92           1,167         1,575
                                            2001              8.92              8.39           1,047         1,418
                                            2002              8.39              8.19          10,946         3,752
                                            2003              8.19             12.42          11,990        10,753
                                            2004             12.42             16.07          17,239         8,687


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------

PBHG INSURANCE SERIES FUND:

Technology & Communications                 2000            $10.00            $ 5.35          18,409        26,798
                                            2001              5.35              2.53          20,410        30,905
                                            2002              2.53              1.15          16,948        22,953
                                            2003              1.15              1.66          16,840        21,248
                                            2004              1.66              1.75           8,853        16,674

PIMCO VARIABLE INSURANCE TRUST:

Real Return                                 2002             10.00             10.68           6,412         5,849
                                            2003             10.68             11.53          40,178        20,046
                                            2004             11.53             12.44          41,648        15,925


Total Return                                2002             10.00             10.44          10,820           846
                                            2003             10.44             10.87          32,227         3,344
                                            2004             10.87             11.30          38,494         4,531


Global Bond                                 2002             10.00             10.70           2,033           851
                                            2003             10.70             12.14           5,227         2,802
                                            2004             12.14             13.30           6,872         1,376

PRUDENTIAL SERIES FUND:

Jennison                                    2003             10.00             12.17               0           231
                                            2004             12.17             13.18           1,955           734


Jennison 20/20 Focus                        2003             10.00             12.38               0             0
                                            2004             12.38             14.16               0             0

ROYCE CAPITAL FUND:

Royce Small-Cap                             2003             10.00             14.00           4,071         2,389
                                            2004             14.00             17.34          23,735        11,841


Royce Micro-Cap                             2003             10.00             14.73           4,460         1,466
                                            2004             14.73             16.62           8,973         3,685

STRONG VARIABLE INSURANCE FUNDS, INC.:

Strong Mid Cap Growth II                    1999             10.00             12.92           5,045         2,140
                                            2000             12.92             10.91          54,700        44,498
                                            2001             10.91              7.48          48,707        43,264
                                            2002              7.48              4.63          32,322        25,386
                                            2003              4.63              6.16          24,446        29,723
                                            2004              6.16              7.27          13,515        21,359

FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------


Strong Opportunity II                       2000            $10.00            $11.79          13,525         8,911
                                            2001             11.79             11.25          23,185        12,170
                                            2002             11.25              8.16          28,890        12,444
                                            2003              8.16             11.08          31,462        15,722
                                            2004             11.08             12.99          20,696        10,613


Strong Multi Cap Value II                   1999             10.00             10.29           1,392         1,392
                                            2000             10.29             10.99           3,752         3,506
                                            2001             10.99             11.34           2,201        19,922
                                            2002             11.34              8.64           8,155        14,619
                                            2003              8.64             11.85           7,179        14,471
                                            2004             11.85             13.71           5,600        12,462

FIDELITY VARIABLE INSURANCE PRODUCTS
FUND SERVICE CLASS 2:

VIP Contrafund                              2000             10.00              9.26           3,564           146
                                            2001              9.26              8.03          17,151         1,149
                                            2002              8.03              7.19          41,886        15,656
                                            2003              7.19              9.14          69,265        28,637
                                            2004              9.14             10.43          68,693        42,565


VIP Mid Cap                                 2000             10.00             11.18           8,811         5,968
                                            2001             11.18             10.69          29,783        16,420
                                            2002             10.69              9.54          64,497        27,653
                                            2003              9.54             13.06          80,477        23,165
                                            2004             13.06             16.14         102,881        31,931


VIP Growth                                  2000             10.00              8.48           5,624         5,604
                                            2001              8.48              6.90          18,402        10,268
                                            2002              6.90              4.77          24,373        15,658
                                            2003              4.77              6.26          50,194        30,682
                                            2004              6.26              6.40          33,614        33,651


VIP Equity-Income                           2003             10.00             11.16           1,749           839
                                            2004             11.16             12.30          14,449         9,686

MFS VARIABLE INSURANCE TRUST:

MFS Investors Growth Stock                  2001             10.00             10.72             910             0
                                            2002             10.72              7.68           3,906             0
                                            2003              7.68              9.33           3,715             0
                                            2004              9.33             10.08           6,338             0


MFS Mid Cap Growth                          2001             10.00             11.11              48           453
                                            2002             11.11              6.23             660         1,107
                                            2003              6.23              8.43          14,883         2,142
                                            2004              8.43              9.56           6,140         2,257


FORM V-4822

                                         YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                         DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                         -----------   -----------------   -------------   -----------   -----------


MFS New Discovery                           2001            $10.00            $11.56               0           445
                                            2002             11.56              7.81             459         1,092
                                            2003              7.81             10.33             571         1,092
                                            2004             10.33             10.87             571         1,092

MFS Total Return                            2001             10.00             10.26             537         2,045
                                            2002             10.26              9.63          71,435        24,814
                                            2003              9.63             11.07          97,808        39,031
                                            2004             11.07             12.18         114,704        54,475

VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS (CLASS I):

U.S. Real Estate                            1999             10.00             10.15           1,072             0
                                            2000             10.15             13.00             259         1,969
                                            2001             13.00             14.16           1,196         3,205
                                            2002             14.16             13.92           1,996         1,236
                                            2003             13.92             18.97          12,211             0
                                            2004             18.97             25.64          14,291         3,334

VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS (CLASS II):

Core Plus Fixed Income                      2003             10.00             11.55               0             0
                                            2004             11.55             11.91               0           183

U.S. Real Estate                            2003             10.00             12.82           3,423             0
                                            2004             12.82             17.29           5,695         1,658

FINANCIAL STATEMENTS

The complete financial statements of VAA or VAB, and of Ohio National Life, including the Independent Registered Public Accounting Firm's Reports for them, are included in the Statements of Additional Information for VAA and VAB.

                                 OHIO NATIONAL

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $13 billion and equity of approximately $1.2 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

OHIO NATIONAL VARIABLE ACCOUNTS A AND B

We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, contract values may not be allocated to more than 10 variable

FORM V-4822
subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA or VAB. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA and VAB, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's and/or VAB's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

FORM V-4822

VOTING RIGHTS

We will vote Fund shares held in VAA and VAB at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA and VAB, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA and VAB.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 5.25% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percent of the amount withdrawn. This percent varies with the contract year as follows:

 CONTRACT
   YEARS      PERCENTAGE
 --------     ----------
     1          6%
     2          5%
     3          4%
     4          3%
     5          2%
     6          1%
7 and later     0%

Once each contract year, you may withdraw not more than 10% of the contract value (as of the first day of the contract year) without the surrender charge. You may take this 10% annual free withdrawal in up to 12

FORM V-4822
installments. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under
Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.


DEDUCTION FOR ACCOUNT EXPENSES


At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses such as accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.


DEDUCTION FOR MORTALITY AND EXPENSE RISK


We guarantee that until annuity payments begin the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant's death before annuity payments begin. After annuity payments begin we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.


For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.65% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. In other words, we may increase this fee, but not for existing contract owners, for whom the charge will remain the same as it was when the contract was purchased. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.25% for mortality risk, and 0.40% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.


TRANSFER FEE


We may charge a transfer fee of $3 (which may be increased to $15) for each transfer from one subaccount to another. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year. Other restrictions may apply. See "Transfers among Subaccounts" below.


DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates now range from 0.5% to 4.0%. We will deduct from your contract value the amount of any applicable tax when it is incurred. Normally, that is when an annuity payout option begins.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

FORM V-4822

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

FREE LOOK

You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENT

Your purchase payment must be at least $10,000. We may limit your purchase payment to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make your purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant, but their dollar value varies with the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your registered representative will send application forms or orders, together with your purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your purchase payment will be credited within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

ALLOCATION OF PURCHASE PAYMENT

You may allocate your purchase payment among up to 10 variable subaccounts of VAA or VAB and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent.

ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the original accumulation unit value of each subaccount of VAA and VAB for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

FORM V-4822

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

Before annuity payments begin, you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. You may not make a withdrawal that would reduce the contract value to less than $5,000. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn.

Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.

If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or

FORM V-4822

$1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.


We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. This policy will be applied uniformly without exception. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not honored. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.



Certain third parties may offer you asset allocation or timing services for your contract. We will honor transfer requests from these third parties only if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.



We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios' operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.



The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.


Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.


Upon the third instance of excessive trading, the contract values will only be permitted to be transferred to the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.



We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. OTHERWISE, ALL OF OUR POLICIES RELATED TO EXCESSIVE TRADING AS DESCRIBED IN THIS SECTION AND MARKET TIMING WILL BE APPLIED TO ALL CONTRACT OWNERS UNIFORMLY AND WITHOUT EXCEPTION. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits you may be deemed to have traded excessively, even if you have not exceeded the number of free transfers permitted by your contract.


FORM V-4822

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

- The number of transfers made in a defined period;

- The dollar amount of the transfer;

- The total assets of the portfolios involved in the transfer;

- The investment objectives of the particular portfolios involved in your transfers; and/or

- Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies


Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner's account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.



Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual's excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.


We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

FORM V-4822

EFFECTIVE TIME FOR PURCHASE, TRANSFER AND REDEMPTION ORDERS

Orders to purchase, redeem or transfer shares received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) will not become effective until the next business day.

ELECTRONIC ACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, your agent's or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the end of the valuation period in which we receive proof of death and a written claim in good order. The amount of death benefit is the contract value or, if greater, your purchase payment less any partial withdrawals.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. we may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the

FORM V-4822
guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract) compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on withdrawals, loan interest, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.5% of your purchase payment. We credit the Guaranteed Account in this amount at the time the eligible person makes the purchase payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

FORM V-4822

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

  Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant (the contract has no more value after annuitant's death).



  Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.



  Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.



  Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.



  Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant (the contract has no more value after the second annuitant's death).



  Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply the contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment, we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value

FORM V-4822
for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you semi-annual statements showing
(a) the number of units credited to the contract by Fund and (b) the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of

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future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA or VAB.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA and VAB are a part of, and are taxed with, our operations, VAA and VAB are not separately taxed as a "regulated investment company" under Subchapter M of the Code.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on

FORM V-4822
redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." If you elect to withdraw a portion of your accumulation value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for contracts owned by tax-deferred plan.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and

FORM V-4822
toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set-up under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code, and therefore are not considered "investment in the contract".

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936.) If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON ANNUITY PAYMENTS

Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

FORM V-4822

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

                                PRIOR CONTRACTS

ANNUAL PAYMENT COMBINATION VARIABLE ANNUITY

Before December 15, 1981, we issued Annual Payment Combination Variable Annuity contracts. Some of these remain active and purchase payments may still be made until annuity payments begin. These contracts called for deductions from purchase payments in the following amounts:

                       DEDUCTION FOR   DEDUCTION FOR     DEATH      TOTAL*
  PORTION OF TOTAL         SALES       ADMINISTRATIVE   BENEFIT    COMBINED
  PURCHASE PAYMENTS       EXPENSE         EXPENSE       PREMIUM   DEDUCTIONS
  -----------------    -------------   --------------   -------   ----------
First $10,000              6.3%             2.2%         0.5%        9.0%
Next $15,000               5.5%             2.0%         0.5%        8.0%
Next $25,000               4.8%             1.7%         0.5%        7.0%
Next $50,000               4.0%             1.5%         0.5%        6.0%
Balance over $100,000      3.3%             1.2%         0.5%        5.0%

*Plus 50(cent) per payment

These deductions are in lieu of any surrender charge, contract administration charge and deduction for administrative expense as provided for in the contracts offered in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 1.5%.

These prior contracts provide for annuity payments on a 3 1/2% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity Fund of VAA and VAB and/or Guaranteed Account with limited transfer privileges between the Guaranteed Account and the Equity Fund.

VARIABLE INTEREST ANNUITY

From July 15, 1981 to November 2, 1982, we issued Variable Interest Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that all contract values are allocated to the Money Market Fund. There is no right to transfer the contract values to any other Funds. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 2%. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a surrender charge.

FLEXIBLE PAYMENT COMBINATION ANNUITY

From December 1, 1981 to November 2, 1982, we issued Flexible Payment Combination Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that values can be accumulated only in what now constitute the Equity Fund of VAA or VAB and/or the Guaranteed Account. A deduction is made each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. We may reduce this deduction at any time and we may increase it not more frequently than

FORM V-4822
annually to not more than 1.75%. Although these contracts provide for limited transfer of values between the Equity Fund and the Guaranteed Account, transfers are not allowed after annuity payments begin.

MULTIPLE FUNDED COMBINATION ANNUITY ("TOP I")

From November 2, 1982 to September 10, 1984, we issued Multiple Funded Combination Annuity (or "Top I") contracts substantially the same as the contracts offered in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Money Market Fund and a deduction therefor each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security. In addition, the rate for the surrender charge is 5% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.3%.

INVESTAR VISION/TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY

From January 3, 1997 to April 30, 1999 we issued Investar Vision and Top Spectrum flexible payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus. A deduction is made each valuation period for mortality and expense risk undertakings and for administrative expenses equal to 1.4% on an annual basis. The annual contract administration charge is $35. The surrender charge is a percentage of the amount withdrawn. The percentage varies with the number of years from the date of purchase payments as follows:

    YEAR        PERCENT
    ----        -------
 1st and 2nd     7%
     3rd         6%
     4th         5%
     5th         4%
     6th         2%
     7th         1%
8th and later    0%

"TOP TRADITION" FLEXIBLE PURCHASE PAYMENT VARIABLE ANNUITY

From September 10, 1984 to April 30, 2004, we issued "Top Tradition" flexible purchase payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus except that the surrender charge is 7.75% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.10%.

                  ACCUMULATION UNIT VALUES FOR PRIOR CONTRACTS

                  ANNUAL PAYMENT COMBINATION VARIABLE ANNUITY

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1995            $ 77.02           $ 97.00           36,620
                                 1996              97.00            113.66           35,244
                                 1997             113.66            132.97           29,341
                                 1998             132.97            139.19           26,151
                                 1999             139.19            165.19           22,199
                                 2000             165.19            152.69           19,924
                                 2001             152.69            138.42           17,324
                                 2002             138.42            111.37           15,237
                                 2003             111.37            159.16           12,825
                                 2004             159.16            177.18           12,256

FORM V-4822

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAB Equity                       1995            $ 81.64           $102.82           24,630
                                 1996             102.82            120.48           22,849
                                 1997             120.48            140.95           22,582
                                 1998             140.95            147.55           17,171
                                 1999             147.55            175.11           13,635
                                 2000             175.11            161.85           10,607
                                 2001             161.85            146.73           10,406
                                 2002             146.73            118.05            9,429
                                 2003             118.05            168.72            8,900
                                 2004             168.72            187.81            8,746

                           VARIABLE INTEREST ANNUITY

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Money Market                 1995            $24.21            $25.24           23,519
                                 1996             25.24             26.20           19,866
                                 1997             26.20             27.25           17,074
                                 1998             27.25             28.35           15,961
                                 1999             28.35             29.39           13,701
                                 2000             29.39             30.86           13,178
                                 2001             30.86             31.62            5,646
                                 2002             31.62             31.65            5,024
                                 2003             31.65             31.47            2,093
                                 2004             31.47             31.38            1,875

VAB Money Market                 1995             24.21             25.24           29,059
                                 1996             25.24             26.20           28,910
                                 1997             26.20             27.25           27,553
                                 1998             27.25             28.35            8,368
                                 1999             28.35             29.39            6,924
                                 2000             29.39             30.86            6,758
                                 2001             30.86             31.62            6,496
                                 2002             31.62             31.65            3,201
                                 2003             31.65             31.47            2,739
                                 2004             31.47             31.38            2,561

                      FLEXIBLE PAYMENT COMBINATION ANNUITY

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1995            $43.41            $54.62           20,564
                                 1996             54.62             63.93           20,212
                                 1997             63.93             74.73           20,567
                                 1998             74.73             78.14           18,686
                                 1999             78.14             92.65           12,092
                                 2000             92.65             85.55            7,817
                                 2001             85.55             77.48            7,488
                                 2002             77.48             62.27            6,091
                                 2003             62.27             88.91            5,999
                                 2004             88.91             98.88            5,271

FORM V-4822

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAB Equity                       1995            $41.81            $52.60            1,095
                                 1996             52.60             61.58            1,109
                                 1997             61.58             71.97            1,121
                                 1998             71.97             75.26            1,141
                                 1999             75.26             89.23              768
                                 2000             89.23             82.40              777
                                 2001             82.40             74.62              787
                                 2002             74.62             59.98              787
                                 2003             59.98             85.64              798
                                 2004             85.64             95.24              740

                 MULTIPLE FUNDED COMBINATION ANNUITY ("TOP I")

OHIO NATIONAL FUND, INC.:

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1995            $34.74            $43.71           185,550
                                 1996             43.71             51.17           183,969
                                 1997             51.17             59.81           172,235
                                 1998             59.81             62.54           150,434
                                 1999             62.54             74.15           131,063
                                 2000             74.15             64.47           102,519
                                 2001             64.47             62.01            92,024
                                 2002             62.01             49.84            83,392
                                 2003             49.84             71.16            68,121
                                 2004             71.16             79.14            61,451

VAB Equity                       1995             36.28             45.65            22,160
                                 1996             45.65             53.44            22,720
                                 1997             53.44             62.46            23,678
                                 1998             62.46             65.32            23,801
                                 1999             65.32             77.44            15,771
                                 2000             77.44             71.51            10,553
                                 2001             71.51             64.76             9,481
                                 2002             64.76             52.05             7,635
                                 2003             52.05             74.32             7,102
                                 2004             74.32             82.65             6,657

VAA Money Market                 1995             18.34             19.12            26,823
                                 1996             19.12             19.85            19,326
                                 1997             19.85             20.65            17,640
                                 1998             20.65             21.48            24,712
                                 1999             21.48             22.27            19,340
                                 2000             22.27             23.38            15,579
                                 2001             23.38             23.96            16,138
                                 2002             23.96             23.98             9,936
                                 2003             23.98             23.85             9,193
                                 2004             23.85             23.78             7,798

FORM V-4822

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAB Money Market                 1995            $18.36            $19.14             5,896
                                 1996             19.14             19.87             6,004
                                 1997             19.87             20.67             6,102
                                 1998             20.67             21.50             4,311
                                 1999             21.50             22.29             4,423
                                 2000             22.29             23.40             4,191
                                 2001             23.40             23.98             4,187
                                 2002             23.98             24.00             4,118
                                 2003             24.00             23.86             3,281
                                 2004             23.86             23.80             3,246

VAA Bond                         1995             23.02             27.07            30,431
                                 1996             27.07             27.77            26,417
                                 1997             27.77             30.13            19,546
                                 1998             30.13             31.23            18,756
                                 1999             31.23             31.07            18,331
                                 2000             31.07             32.54             8,138
                                 2001             32.54             34.89             8,407
                                 2002             34.89             37.50             7,642
                                 2003             37.50             40.97             7,320
                                 2004             40.97             42.91             6,923

VAB Bond                         1995             23.00             27.05             3,601
                                 1996             27.05             27.75             3,122
                                 1997             27.75             29.99               723
                                 1998             29.99             31.22             2,869
                                 1999             31.22             31.05             2,902
                                 2000             31.05             32.52               712
                                 2001             32.52             34.87               709
                                 2002             34.87             37.48               229
                                 2003             37.48             40.95               225
                                 2004             40.95             42.88               222

VAA Omni                         1995             24.22             29.40           134,309
                                 1996             29.40             33.60           133,427
                                 1997             33.60             39.27           127,406
                                 1998             39.27             40.60           124,948
                                 1999             40.60             44.72           105,792
                                 2000             44.72             37.67            76,394
                                 2001             37.67             32.39            55,327
                                 2002             32.39             24.73            44,935
                                 2003             24.73             30.88            35,929
                                 2004             30.88             32.72            31,922

VAB Omni                         1995             24.18             29.36            53,357
                                 1996             29.36             33.56            53,263
                                 1997             33.56             39.22            52,426
                                 1998             39.22             40.55            24,611
                                 1999             40.55             44.66            20,370
                                 2000             44.66             37.61            18,791
                                 2001             37.61             32.34            17,790
                                 2002             32.34             24.70            16,747
                                 2003             24.70             30.84            16,325
                                 2004             30.84             32.67            15,919

FORM V-4822

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------

International                       1995            $13.26            $14.70         112,362       17,006
                                    1996             14.70             16.65         116,301       18,085
                                    1997             16.65             16.82         100,572       15,613
                                    1998             16.82             17.28          78,452       12,488
                                    1999             17.28             28.61          63,487        8,563
                                    2000             28.61             22.02          45,077        7,754
                                    2001             22.02             15.34          41,535        6,004
                                    2002             15.34             12.04          37,403        5,018
                                    2003             12.04             15.79          33,316        4,425
                                    2004             15.79             17.64          30,030        4,193

Capital Appreciation                1995*            10.00             11.37           8,261          456
                                    1996             11.37             13.02          11,321          786
                                    1997             13.02             14.83          21,166        1,426
                                    1998             14.83             15.54          23,962        5,710
                                    1999             15.54             16.36          28,664        5,710
                                    2000             16.36             21.28          13,446        1,332
                                    2001             21.28             23.09          15,753        1,319
                                    2002             23.09             18.24          14,507          944
                                    2003             18.24             23.73          10,658          796
                                    2004             23.73             26.40           9,412          659

Discovery (formerly called
  Small Cap)                        1995*            10.00             12.20          16,139            0
                                    1996             12.20             14.21          21,891            0
                                    1997             14.21             15.24          21,377            0
                                    1998             15.24             16.67          27,574            0
                                    1999             16.67             34.04          47,967            0
                                    2000             34.04             29.89          33,202        1,332
                                    2001             29.89             24.14          29,355        1,252
                                    2002             24.14             16.06          27,567        1,299
                                    2003             16.06             21.87          21,084        1,688
                                    2004             21.87             23.99          16,110        1,670

International Small Company         1999*            10.00             26.19             231            0
                                    2000             26.19             18.06           3,990           22
                                    2001             18.06             12.63           1,074           23
                                    2002             12.63             10.62           2,198           23
                                    2003             10.62             16.17           4,373           22
                                    2004             16.17             19.33           2,137           22

Small Cap Growth                    1999*            10.00             14.12             783            0
                                    2000             14.12             11.61          11,912          615
                                    2001             11.61              6.95           5,020          615
                                    2002              6.95              4.87           3,365          614
                                    2003              4.87              7.00          13,349          614
                                    2004              7.00              7.72           1,864        1,440

FORM V-4822

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------
Mid Cap Opportunity                 1999*           $10.00            $13.19           1,630        1,878
                                    2000             13.19             11.97          16,864        3,577
                                    2001             11.97             10.30          16,457        1,699
                                    2002             10.30              7.58          18,199        1,812
                                    2003              7.58             10.97           7,168        1,817
                                    2004             10.97             12.32           7,847        1,799

Capital Growth                      1999*            10.00             14.20             247            0
                                    2000             14.20             10.39           3,641            0
                                    2001             10.39              8.78           3,639            0
                                    2002              8.78              5.03           4,269            0
                                    2003              5.03              6.97           3,201            0
                                    2004              6.97              8.25           3,935            0

S&P 500 Index                       1999*            10.00             11.09           4,722            0
                                    2000             11.09              9.91          11,098        6,419
                                    2001              9.91              8.50          13,014        6,417
                                    2002              8.50              6.50          18,843        6,415
                                    2003              6.50              8.22          10,513        7,097
                                    2004              8.22              8.97          13,918        6,239

Blue Chip                           1999*            10.00             10.36             699            0
                                    2000             10.36             10.36               0        1,050
                                    2001             10.36              9.81           1,544        1,049
                                    2002              9.81              7.82           1,543        1,049
                                    2003              7.82              9.79           1,543        1,049
                                    2004              9.79             10.61           1,542        1,048

Aggressive Growth                   2000*            10.00              9.34             628            0
                                    2001              9.34              6.30             423            0
                                    2002              6.30              4.49             422            0
                                    2003              4.49              5.84             422            0
                                    2004              5.84              6.29             422            0

Nasdaq-100 Index                    2000*            10.00              6.04          10,831            0
                                    2001              6.04              4.03          10,989            0
                                    2002              4.03              2.50          18,145            0
                                    2003              2.50              3.65          17,203            0
                                    2004              3.65              3.97           3,327            0

High Income Bond                    2002             10.00             10.02           2,413          184
                                    2003             10.02             12.17           2,432          190
                                    2004             12.17             13.32           1,470          160

FORM V-4822

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Growth & Income                     1999*           $10.00            $10.50              81            0
                                    2000             10.50              9.90           1,413            0
                                    2001              9.90              8.88           1,419            0
                                    2002              8.88              7.79           1,418            0
                                    2003              7.79              9.58           1,417            0
                                    2004              9.58             11.25           5,276            0

CORE U.S. Equity                    1999*            10.00             10.92               0        2,216
                                    2000             10.92              9.77              38        2,215
                                    2001              9.97              8.51              83            0
                                    2002              8.51              6.57               0            0
                                    2003              6.57              8.42               0            0
                                    2004              8.42              9.57           1,395            0

Capital Growth                      2000*            10.00             10.18             118            0
                                    2001             10.18              8.61             106            0
                                    2002              8.61              6.44              89            0
                                    2003              6.44              7.88              73            0
                                    2004              7.88              8.51              58            0

JANUS ASPEN SERIES INSTITUTIONAL SHARES:

Growth                              1999*            10.00             11.66           7,707            0
                                    2000             11.66              9.85          17,013        1,602
                                    2001              9.85              7.33          17,297        1,602
                                    2002              7.33              5.33           9,833        1,602
                                    2003              5.33              6.95           7,382        1,601
                                    2004              6.95              7.18           5,953        1,366

Worldwide Growth                    1999*            10.00             13.23           3,185            0
                                    2000             13.23             11.03          26,493        6,449
                                    2001             11.03              8.46          27,965        2,674
                                    2002              8.46              6.24          23,137        2,104
                                    2003              6.24              7.65          14,297        2,103
                                    2004              7.65              7.93          14,579        1,730

Balanced                            1999*            10.00             11.03           9,739            0
                                    2000             11.03             10.66          20,093        7,965
                                    2001             10.66             10.05          23,511        7,959
                                    2002             10.05              9.30          30,791        7,846
                                    2003              9.30             10.49          22,397        7,848
                                    2004             10.49             11.26          19,532        8,062

LAZARD RETIREMENT SERIES:

Lazard Retirement Emerging
  Markets                           2002              8.36              8.14           1,492            0
                                    2003              8.14             12.32               0            0
                                    2004             12.32             15.91           2,677            0

Lazard Retirement Small Cap         2001             12.62             14.80           5,795            0
                                    2002             14.80             12.06           2,760          178
                                    2003             12.06             16.36             614          177
                                    2004             16.36             18.59           2,062          903

FORM V-4822

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------
PBHG INSURANCE SERIES FUNDS:

Technology & Communications         2000*           $10.00            $ 5.34          11,257            0
                                    2001              5.34              2.52           5,945            0
                                    2002              2.52              1.15           5,943            0
                                    2003              1.15              1.65           5,940            0
                                    2004              1.65              1.74              34            0

STRONG VARIABLE INSURANCE FUNDS, INC.:

Strong Mid Cap Growth II            1999*            10.00             12.92           1,510            0
                                    2000             12.92             10.88           7,173            0
                                    2001             10.88              7.45           1,733            0
                                    2002              7.45              4.60           1,669            0
                                    2003              4.60              6.11           2,834            0
                                    2004              6.11              7.20           2,702            0

Strong Opportunity II               2000*            10.00             11.77           3,464          337
                                    2001             11.77             11.21           8,307          337
                                    2002             11.21              8.11           7,767          336
                                    2003              8.11             10.99           3,670        1,110
                                    2004             10.99             12.85           3,842        1,110

Strong Multi Cap Value              2001             10.97             11.30             618            0
                                    2002             11.30              8.59             618            0
                                    2003              8.59             11.75             617            0
                                    2004             11.75             13.57             617            0

FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:

VIP Contrafund                      2001              9.24              8.00           4,044            0
                                    2002              8.00              7.16           4,584            0
                                    2003              7.16              9.07           7,770            0
                                    2004              9.07             10.33           6,505            0

VIP Mid Cap                         2001             11.17             10.66           1,489            0
                                    2002             10.66              9.48           5,173            0
                                    2003              9.48             12.97           8,320            0
                                    2004             12.97             15.99           6,642            0

VIP Growth                          2000*            10.00              8.47          10,725            0
                                    2001              8.47              6.88          12,332            0
                                    2002              6.88              4.74          13,980            0
                                    2003              4.74              6.22          10,525        1,228
                                    2004              6.22              6.34          11,489        1,181

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC.:

U.S. Real Estate                    2000*            10.00             12.97           6,574            0
                                    2001             12.97             14.09             365            0
                                    2002             14.09             13.83           1,779            0
                                    2003             13.83             18.81           1,089            0
                                    2004             18.81             25.31           7,435            0

* International fund was added April 30, 1993. Capital Appreciation and Small Cap funds were added March 31, 1995. International Small Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, Capital

FORM V-4822

Growth, S&P 500 Index, High Income Bond, Blue Chip, Goldman Sachs Growth and Income, Goldman Sachs CORE U.S. Equity, Goldman Sachs Capital Growth, Janus Growth, Janus Worldwide Growth, Janus Balanced, Lazard Small Cap, Lazard Emerging Markets, PBHG Technology & Communications portfolio, Van Kampen (formerly Morgan Stanley) U.S. Real Estate, Strong Mid Cap Growth II, Strong Opportunity II and Strong Multi Cap Value II (formerly called Strong Schafer Value II) funds were made available under these contracts on November 1, 1999. Nasdaq-100 Index and Fidelity Variable Insurance Products funds were made available on May 1, 2000.

       INVESTAR VISION AND TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY

OHIO NATIONAL FUND, INC.:

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Equity                                         1997              $10.00             $11.60            82,440
                                               1998               11.60              12.09           277,925
                                               1999               12.09              14.30           239,130
                                               2000               14.30              13.16           233,589
                                               2001               13.16              11.88           226,355
                                               2002               11.88               9.52           158,025
                                               2003                9.52              13.56           142,254
                                               2004               13.56              15.03           137,163

Money Market                                   1997               10.00              10.39            65,172
                                               1998               10.39              10.80           122,681
                                               1999               10.80              11.18           103,091
                                               2000               11.18              11.73            44,225
                                               2001               11.73              12.00            70,835
                                               2002               12.00              12.00            49,201
                                               2003               12.00              11.93            29,942
                                               2004               11.93              11.88           253,390

Bond                                           1997               10.00              10.79            12,183
                                               1998               10.79              11.20           126,324
                                               1999               11.20              11.11            85,725
                                               2000               11.11              11.60            77,334
                                               2001               11.60              12.40            69,466
                                               2002               12.40              13.28            81,359
                                               2003               13.28              14.47            74,590
                                               2004               14.47              15.11            62,994

Omni                                           1997               10.00              11.61           102,587
                                               1998               11.61              11.97           300,484
                                               1999               11.97              13.14           258,876
                                               2000               13.14              11.04           218,168
                                               2001               11.04               9.46           179,388
                                               2002                9.46               7.21           121,552
                                               2003                7.21               8.97           114,672
                                               2004                8.97               9.47            89,833

FORM V-4822

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
International                                  1997              $10.00             $10.11            86,113
                                               1998               10.11              10.36           120,242
                                               1999               10.36              17.11            90,063
                                               2000               17.11              13.13            81,618
                                               2001               13.13               9.12            65,664
                                               2002                9.12               7.13            50,787
                                               2003                7.13               9.33            50,496
                                               2004                9.33              10.39            44,121

Capital Appreciation                           1997               10.00              11.37            93,956
                                               1998               11.37              11.87           210,773
                                               1999               11.87              12.46           168,262
                                               2000               12.46              16.16           135,916
                                               2001               16.16              17.49           123,301
                                               2002               17.49              13.77            92,584
                                               2003               13.77              17.86            81,920
                                               2004               17.86              19.82            65,541

Discovery (formerly called Small Cap)          1997               10.00              10.85            54,898
                                               1998               10.85              11.84           146,789
                                               1999               11.84              24.10           148,302
                                               2000               24.10              21.10           143,410
                                               2001               21.10              16.99           129,693
                                               2002               16.99              11.27            94,937
                                               2003               11.27              15.30            79,920
                                               2004               15.30              16.74            59,278

International Small Company                    1997               10.00              11.04            16,423
                                               1998               11.04              11.27            27,971
                                               1999               11.27              23.17            29,582
                                               2000               23.17              15.94            29,995
                                               2001               15.94              11.11            28,137
                                               2002               11.11               9.31            24,648
                                               2003                9.31              14.14            25,391
                                               2004               14.14              16.85            23,943

Aggressive Growth                              1997               10.00              11.15            26,996
                                               1998               11.15              11.86            92,803
                                               1999               11.86              12.37            91,754
                                               2000               12.37               8.86            84,382
                                               2001                8.86               5.96            67,253
                                               2002                5.96               4.24            45,864
                                               2003                4.24               5.49            32,512
                                               2004                5.49               5.90            25,931

FORM V-4822

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
S&P 500 Index                                  1998*             $10.00             $11.45           118,264
                                               1999               11.45              14.19           324,817
                                               2000               14.19              12.64           319,024
                                               2001               12.64              10.81           261,808
                                               2002               10.81               8.24           189,257
                                               2003                8.24              10.39           160,544
                                               2004               10.39              11.31           131,066

Small Cap Growth                               1999*              10.00              14.12             1,003
                                               2000               14.12              11.57             4,530
                                               2001               11.57               6.90             3,437
                                               2002                6.90               4.83             2,950
                                               2003                4.83               6.92             2,693
                                               2004                6.92               7.60             2,692

Mid Cap Opportunity                            1999*              10.00              14.87               240
                                               2000               14.87              13.45             6,600
                                               2001               13.45              11.54             5,613
                                               2002               11.54               8.47             3,301
                                               2003                8.47              12.22             4,665
                                               2004               12.22              13.68             2,983

Capital Growth                                 1999*              10.00              30.94             1,323
                                               2000               30.94              22.58             4,844
                                               2001               22.58              19.01             4,784
                                               2002               19.01              10.86             2,916
                                               2003               10.86              15.01             2,472
                                               2004               15.01              17.72             2,536
Blue Chip                                      2001               10.57               9.98               198
                                               2002                9.98               7.93               198
                                               2003                7.93               9.90             5,708
                                               2004                9.90              10.70             5,780

Nasdaq-100 Index                               2000*              10.00               6.03             1,532
                                               2001                6.03               4.01             1,804
                                               2002                4.01               2.48             6,071
                                               2003                2.48               3.61             5,090
                                               2004                3.61               3.92             3,474

High Income Bond                               2002                9.36               9.61               499
                                               2003                9.61              11.64             4,544
                                               2004               11.64              12.70             5,873

FORM V-4822

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs CORE U.S. Equity                 1999*             $10.00             $12.49             9,482
                                               2000               12.49              11.13            12,704
                                               2001               11.13               9.66            12,090
                                               2002                9.66               7.44            11,603
                                               2003                7.44               9.50             2,232
                                               2004                9.50              10.77                 6

Goldman Sachs Capital Growth                   1998*              10.00              11.58            36,645
                                               1999               11.58              14.52            55,854
                                               2000               14.52              13.18            50,896
                                               2001               13.18              11.12            47,707
                                               2002               11.12               8.30            30,917
                                               2003                8.30              10.12            27,886
                                               2004               10.12              10.89            13,942

JANUS ASPEN SERIES INSTITUTIONAL SHARES:

Growth                                         1999*              10.00              16.41            14,331
                                               2000               16.41              13.83            46,083
                                               2001               13.83              10.26            40,381
                                               2002               10.26               7.44            35,416
                                               2003                7.44               9.66            23,316
                                               2004                9.66               9.96            17,072

Worldwide Growth                               1998*              10.00              10.31            63,482
                                               1999               10.31              16.72           141,812
                                               2000               16.72              13.90           153,172
                                               2001               13.90              10.63           113,857
                                               2002               10.63               7.81            86,447
                                               2003                7.81               9.55            66,624
                                               2004                9.55               9.87            51,613

Balanced                                       1998*              10.00              11.96           142,767
                                               1999               11.96              14.95           401,500
                                               2000               14.95              14.40         2,675,114
                                               2001               14.40              13.54           360,910
                                               2002               13.54              12.49           291,172
                                               2003               12.49              14.05           244,365
                                               2004               14.05              15.04           189,347

FORM V-4822

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
LAZARD RETIREMENT SERIES, INC.:

Lazard Retirement Emerging Markets             1997              $10.00             $ 9.79            32,560
                                               1998                9.79               6.03            51,176
                                               1999                6.03              11.48            43,692
                                               2000               11.48               8.14            43,587
                                               2001                8.14               7.62            32,274
                                               2002                7.62               7.41            28,005
                                               2003                7.41              11.17            21,514
                                               2004               11.17              14.38            12,143

Lazard Retirement Small Cap                    2002               12.97              10.53             3,908
                                               2003               10.53              14.25             2,895
                                               2004               14.25              16.15             4,166

MFS VARIABLE INSURANCE TRUST:

Total Return                                   2002               10.00              10.18             4,080
                                               2003               10.18              11.64             8,712
                                               2004               11.64              12.75            28,501

PBHG INSURANCE SERIES FUND:

Technology & Communications                    2000*              10.00               5.33             5,248
                                               2001                5.33               2.51             4,693
                                               2002                2.51               1.14             5,966
                                               2003                1.14               1.63            11,329
                                               2004                1.63               1.71             5,204

PIMCO VARIABLE INSURANCE TRUST:

Real Return                                    2002               10.00              10.66             1,781
                                               2003               10.66              11.45             5,612
                                               2004               11.45              12.29             6,996

Total Return                                   2002               10.00              10.42               247
                                               2003               10.42              10.79             2,505
                                               2004               10.79              11.16             2,058

STRONG VARIABLE INSURANCE PRODUCTS FUND, INC.:

Strong Mid Cap Growth II                       1999*              10.00              21.58             1,645
                                               2000               21.58              18.13             8,789
                                               2001               18.13              12.38            11,444
                                               2002               12.38               7.62             9,488
                                               2003                7.62              10.09             9,422
                                               2004               10.09              11.85             9,754

FORM V-4822

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Strong Opportunity II                          1999*             $10.00             $12.69               118
                                               2000               12.69              13.35               647
                                               2001               13.35              12.67             3,911
                                               2002               12.67               9.15             7,451
                                               2003                9.15              12.36             6,973
                                               2004               12.36              14.41             6,383

Strong Multi Cap Value II                      2001                9.56               9.82             2,201
                                               2002                9.82               7.44                 0
                                               2003                7.44              10.16                 0
                                               2004               10.16              11.70                 0

FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:

VIP Contrafund                                 2001                9.22               7.96             2,725
                                               2002                7.96               7.10             2,365
                                               2003                7.10               8.97             9,200
                                               2004                8.97              10.19            14,766

VIP Mid Cap                                    2000*              10.00              11.15             2,296
                                               2001               11.15              10.61             1,406
                                               2002               10.61               9.41             3,942
                                               2003                9.41              12.83             5,181
                                               2004               12.83              15.77             8,169

VIP Growth                                     2000*              10.00               8.45             2,662
                                               2001                8.45               6.85             5,871
                                               2002                6.85               4.71             5,217
                                               2003                4.71               6.15             9,718
                                               2004                6.15               6.26            17,382

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS:

U.S. Real Estate                               1999*              10.00               8.69             3,270
                                               2000                8.69              11.08            11,549
                                               2001               11.08              12.00            10,323
                                               2002               12.00              11.74               391
                                               2003               11.74              15.92               771
                                               2004               15.92              21.41             5,660

* S&P 500 Index, Goldman Sachs Capital Growth, Janus Worldwide Growth and Janus Balanced funds were made available under these contracts May 1, 1998. Small Cap Growth, Mid Cap Opportunity, Capital Growth, High Income Bond, Blue Chip, Goldman Sachs, CORE U.S. Equity, Goldman Sachs Growth and Income, Janus Growth, Lazard Small Cap, PBHG Technology and Communications portfolio, Van Kampen (formerly Morgan Stanley) U.S. Real Estate, Strong Mid Cap Growth II, Strong Opportunity II and Strong Multi Cap Value II (formerly called Strong Schafer Value II) funds were made available under these contracts on November 1, 1999. Nasdaq-100 Index and Fidelity Variable Insurance Products funds were made available May 1, 2000. The First American Insurance Portfolios were made available December 15, 2001. The MFS Variable Insurance Trust, PIMCO Variable Insurance Trust and The Prudential Series Fund, Inc. were made available August 1, 2002.

FORM V-4822

           "TOP TRADITION" FLEXIBLE PURCHASE PAYMENT VARIABLE ANNUITY

This series of variable annuity contracts began on September 10, 1984. Since then, the following changes have been made to available Funds:

April 30, 1993        Ohio National Fund International portfolio was added

May 1, 1994           Ohio National Fund Capital Appreciation and Discovery
                      portfolios were added

March 31, 1995        Ohio National Fund International Small Company and
                      Aggressive Growth portfolios were added

January 3, 1997       Ohio National Fund S&P 500 Index, Core Growth, Growth &
                      Income and Social Awareness portfolios were added

November 1, 1999      Ohio National Fund Capital Growth, High Income Bond, Equity
                      Income and Blue Chip portfolios, the Dow Target Variable
                      Funds, the Goldman Sachs Variable Insurance Trust funds, the
                      Janus Aspen (Institutional Shares) portfolios, the Lazard
                      Retirement Series portfolios, the Strong Variable Insurance
                      Funds and the Van Kampen (formerly called Morgan Stanley)
                      Universal Institutional Funds (Class I) U.S. Real Estate
                      portfolio were added

May 1, 2000           Ohio National Fund Nasdaq-100 Index portfolio, Janus Aspen
                      Series Service Shares portfolios, PBHG Technology &
                      Communications portfolio and Fidelity Variable Insurance
                      Products portfolios were added; Janus Aspen Series
                      Institutional Shares portfolios were no longer available in new contracts

May 1, 2001           Strong Multi Cap Value Fund II (formerly called Strong
                      Schafer Value Fund II) was no longer available in new
                      contracts

November 1, 2001      JPMorgan Series Trust portfolios and MFS Variable Insurance
                      Trust funds were added

May 1, 2002           Ohio National Fund Bristol and Bryton Growth portfolios were added

August 1, 2002        PIMCO Variable Insurance Trust portfolios were added

May 1, 2003           Calvert Variable Series, Inc. Social Equity portfolio
                      replaced Ohio National Fund Social Awareness portfolio
                      through merger. Dreyfus Variable Investment Fund, Janus
                      Aspen Series International Growth portfolio, The Prudential
                      Series Fund, Inc., Royce Capital Fund and UBS Series Trust
                      added. Van Kampen Universal Institutional Funds (Class I)
                      U.S. Real Estate portfolio discontinued for new contracts,
                      Van Kampen Universal Institutional Funds (Class II) added
                      for new contracts, and The Dow Target Variable Fund LLC
                      Quarterly portfolios replaced monthly portfolios through
                      mergers

Values for series of contracts that we no longer issue are listed on pages 30 to 43.

FORM V-4822

OHIO NATIONAL FUND, INC.:

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                       -----------   -----------------   -------------   ---------------
VAA Equity                                1995            $29.90            $37.62          1,394,001
                                          1996             37.62             44.03          1,505,499
                                          1997             44.03             51.47          1,554,930
                                          1998             51.47             53.82          1,469,467
                                          1999             53.82             63.81          1,219,724
                                          2000             63.81             58.92          1,047,847
                                          2001             58.92             53.36            987,197
                                          2002             53.36             42.89            847,700
                                          2003             42.89             61.24            780,609
                                          2004             61.24             68.10            693,379

VAB Equity                                1995             30.62             38.52            622,321
                                          1996             38.52             45.09            680,118
                                          1997             45.09             52.70            695,574
                                          1998             52.70             55.14            670,584
                                          1999             55.14             65.34            566,619
                                          2000             65.34             60.34            485,303
                                          2001             60.34             54.65            430,401
                                          2002             54.65             43.92            335,950
                                          2003             43.92             62.71            295,374
                                          2004             62.71             69.74            262,643

VAA Money Market                          1995             16.18             16.90            130,218
                                          1996             16.90             17.58            175,232
                                          1997             17.58             18.33            122,725
                                          1998             18.33             19.10            133,824
                                          1999             19.10             19.85            241,774
                                          2000             19.85             20.88            144,673
                                          2001             20.88             21.43            238,064
                                          2002             21.43             21.49            244,915
                                          2003             21.49             21.42            198,840
                                          2004             21.42             21.40            122,529

VAB Money Market                          1995             16.32             17.05             43,415
                                          1996             17.05             17.73             83,494
                                          1997             17.73             18.48             80,528
                                          1998             18.48             19.27             54,060
                                          1999             19.27             20.02            129,935
                                          2000             20.02             21.05             54,882
                                          2001             21.05             21.62            143,776
                                          2002             21.62             21.68             99,162
                                          2003             21.68             21.60             69,694
                                          2004             21.60             21.58             46,172

VAA Bond                                  1995             20.82             24.48            130,720
                                          1996             24.48             25.11            139,016
                                          1997             25.11             27.14            128,523
                                          1998             27.14             28.25            136,752
                                          1999             28.25             28.10            115,712
                                          2000             28.10             29.43             91,351
                                          2001             29.43             31.56            118,879
                                          2002             31.56             33.91            134,726
                                          2003             33.91             37.05            109,687
                                          2004             37.05             38.81             91,364

FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                       -----------   -----------------   -------------   ---------------
VAB Bond                                  1995            $19.26            $22.65             94,683
                                          1996             22.65             23.24            100,642
                                          1997             23.24             25.12            103,698
                                          1998             25.12             26.14            122,870
                                          1999             26.14             26.01             96,317
                                          2000             26.01             27.23             74,174
                                          2001             27.23             29.20             98,552
                                          2002             29.20             31.38             97,963
                                          2003             31.38             34.29             82,203
                                          2004             34.29             35.91             62,858

VAA Omni                                  1995             24.16             29.34          1,272,672
                                          1996             29.34             33.53          1,384,658
                                          1997             33.53             39.18          1,431,184
                                          1998             39.18             40.51          1,380,277
                                          1999             40.51             44.62          1,081,115
                                          2000             44.62             37.58            866,823
                                          2001             37.58             32.31            716,682
                                          2002             32.31             24.68            594,964
                                          2003             24.68             30.81            517,789
                                          2004             30.81             32.64            444,510

VAB Omni                                  1995             24.03             29.18            646,847
                                          1996             29.18             33.35            703,470
                                          1997             33.35             38.97            744,774
                                          1998             38.97             40.29            724,292
                                          1999             40.29             44.38            576,927
                                          2000             44.38             37.38            461,399
                                          2001             37.38             32.14            359,975
                                          2002             32.14             24.55            288,071
                                          2003             24.55             30.64            247,514
                                          2004             30.64             32.47            214,582

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------

S&P 500 Index                             1997            $10.00            $13.03          152,864       103,761
                                          1998             13.03             16.76          684,474       342,016
                                          1999             16.76             20.82        1,516,466       626,757
                                          2000             20.82             18.61        1,352,791       572,518
                                          2001             18.61             15.95        1,203,210       485,469
                                          2002             15.95             12.21        1,062,848       413,646
                                          2003             12.21             15.44          986,495       341,395
                                          2004             15.44             16.81          865,003       310,573

International                             1995             13.26             14.70        1,803,630       909,290
                                          1996             14.70             16.65        2,157,623     1,186,643
                                          1997             16.65             16.82        2,305,256     1,230,232
                                          1998             16.82             17.28        1,878,181     1,021,072
                                          1999             17.28             28.61        1,299,713       755,373
                                          2000             28.61             22.02        1,190,355       680,017
                                          2001             22.02             15.34        1,077,389       577,856
                                          2002             15.34             12.04          933,614       473,133
                                          2003             12.04             15.79          823,762       383,253
                                          2004             15.79             17.64          706,998       292,781

FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
International Small Company               1995            $10.00            $10.13            3,870        10,852
                                          1996             10.13             11.23           68,964        60,596
                                          1997             11.23             12.40          115,590       106,262
                                          1998             12.40             12.70          113,662       111,352
                                          1999             12.70             26.19          157,347       119,756
                                          2000             26.19             18.06          174,381       124,693
                                          2001             18.06             12.63          148,637       109,586
                                          2002             12.63             10.62          134,150        90,154
                                          2003             10.62             16.17          131,050        86,116
                                          2004             16.17             19.33          116,939        67,429

Capital Appreciation                      1995             10.00             11.37          126,633       130,970
                                          1996             11.37             13.02          379,717       312,799
                                          1997             13.02             14.83          550,059       372,993
                                          1998             14.83             15.54          606,078       366,130
                                          1999             15.54             16.36          536,419       332,204
                                          2000             16.36             21.28          438,550       310,191
                                          2001             21.28             23.09          506,990       311,695
                                          2002             23.09             18.24          468,721       300,763
                                          2003             18.24             23.73          418,784       233,847
                                          2004             23.73             26.40          352,542       188,749

Discovery                                 1995             10.00             12.20          154,063        15,532
                                          1996             12.20             14.21          454,045       147,557
                                          1997             14.21             15.24          649,957       212,467
                                          1998             15.24             16.67          665,332       236,231
                                          1999             16.67             34.04          776,055       286,164
                                          2000             34.04             29.89          755,719       286,083
                                          2001             29.89             24.14          679,746       243,056
                                          2002             24.14             16.06          605,966       204,134
                                          2003             16.06             21.87          541,497       173,031
                                          2004             21.87             23.99          442,116       147,640

Aggressive Growth                         1995             10.00             10.50            9,491         9,448
                                          1996             10.50             10.46          107,442        68,715
                                          1997             10.46             11.65          178,651       109,334
                                          1998             11.65             12.42          200,721       104,679
                                          1999             12.42             13.00          191,692        87,207
                                          2000             13.00              9.34          241,489       101,866
                                          2001              9.34              6.30          220,085        93,890
                                          2002              6.30              4.49          214,617        79,553
                                          2003              4.49              5.84          212,331        71,645
                                          2004              5.84              6.29          192,494        55,633

Small Cap Growth                          1997             10.00              9.59          146,611        89,830
                                          1998              9.59             10.32          138,652        97,692
                                          1999             10.32             20.92          202,849       139,073
                                          2000             20.92             17.20          251,363       177,009
                                          2001             17.20             10.29          201,045       133,771
                                          2002             10.29              7.21          174,699       110,406
                                          2003              7.21             10.37          151,471        83,787
                                          2004             10.37             11.43          122,489        72,248

FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
Mid Cap Opportunity                       1997            $10.00            $13.51          146,772       144,903
                                          1998             13.51             14.31          467,063       270,510
                                          1999             14.31             22.96          756,197       376,028
                                          2000             22.96             20.83          737,706       356,052
                                          2001             20.83             17.93          694,773       321,519
                                          2002             17.93             13.19          616,115       284,594
                                          2003             13.19             19.09          582,520       243,025
                                          2004             19.09             21.45          504,422       211,731

Capital Growth                            1999             10.00             14.20           14,665        10,147
                                          2000             14.20             10.39          190,727        82,911
                                          2001             10.39              8.78          153,164        56,617
                                          2002              8.78              5.03          139,042        53,604
                                          2003              5.03              6.97          114,522        42,681
                                          2004              6.97              8.25          112,136        43,079

High Income Bond                          1999             10.00             10.29            1,173         1,233
                                          2000             10.29              9.45            2,313           473
                                          2001              9.45              9.75           20,599         4,375
                                          2002              9.75             10.02           27,079        18,792
                                          2003             10.02             12.17           36,128        15,768
                                          2004             12.17             13.23           31,474        13,543

Blue Chip                                 2000             10.00             10.36           10,270        19,912
                                          2001             10.36              9.81           42,464        27,256
                                          2002              9.81              7.82           47,593        26,185
                                          2003              7.82              9.79           57,233        17,600
                                          2004              9.79             10.61           50,399        14,125

Nasdaq-100 Index                          2000             10.00              6.05           47,476        17,683
                                          2001              6.05              4.03           69,922        40,975
                                          2002              4.03              2.50           86,697        62,682
                                          2003              2.50              3.65          140,108        45,176
                                          2004              3.65              3.97          134,268        49,855

Bristol                                   2002             10.00              7.84            2,114             0
                                          2003              7.84             10.27            6,755           518
                                          2004             10.27             11.04            6,694             0

Bryton Growth                             2002             10.00              6.83            3,554         3,132
                                          2003              6.83              9.16           13,953         1,867
                                          2004              9.16              9.74            9,643           314

GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Growth & Income                           1999             10.00             10.50            2,420         1,685
                                          2000             10.50              9.90           18,028         7,957
                                          2001              9.90              8.88           19,256         9,172
                                          2002              8.88              7.79           16,086        11,484
                                          2003              7.79              9.58           19,436        19,703
                                          2004              9.58             11.25           24,067        19,285

CORE U.S. Equity                          1999             10.00             10.92            6,751         6,222
                                          2000             10.92              9.77           15,496         7,309
                                          2001              9.77              8.51           11,782         5,966
                                          2002              8.51              6.57           14,974         8,119
                                          2003              6.57              8.42           18,201         6,668
                                          2004              8.42              9.57           21,559         6,673

FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
Capital Growth                            1999            $10.00            $11.18            7,407             0
                                          2000             11.18             10.18           17,879         4,319
                                          2001             10.18              8.61           18,972         4,081
                                          2002              8.61              6.44           20,955         3,571
                                          2003              6.44              7.89           22,684         2,899
                                          2004              7.89              8.51           17,062         2,736

JANUS ASPEN SERIES INSTITUTIONAL SHARES:

Growth                                    1999             10.00             11.66          140,899        70,201
                                          2000             11.66              9.85          419,996       215,149
                                          2001              9.85              7.33          402,977       175,696
                                          2002              7.33              5.33          334,455       137,700
                                          2003              5.33              6.95          266,246       110,989
                                          2004              6.95              7.18          211,039        98,679

Worldwide Growth                          1999             10.00             13.23           84,104        30,873
                                          2000             13.23             11.03          329,043       185,163
                                          2001             11.03              8.46          307,065       153,709
                                          2002              8.46              6.24          250,428       124,092
                                          2003              6.24              7.65          213,452        85,316
                                          2004              7.65              7.93          164,556        72,089

Balanced                                  1999             10.00             11.03           60,253        47,022
                                          2000             11.03             10.66          270,044       134,438
                                          2001             10.66             10.05          326,327       118,926
                                          2002             10.05              9.30          325,549       108,572
                                          2003              9.30             10.49          303,570       107,943
                                          2004             10.49             11.26          260,603        95,185

JANUS ASPEN SERIES SERVICE SHARES:

Growth                                    2000             10.00              8.09           46,806        24,536
                                          2001              8.09              6.01           62,090        43,180
                                          2002              6.01              4.36           74,617        33,865
                                          2003              4.36              5.67           58,463        13,641
                                          2004              5.67              5.84           62,889         4,244

Worldwide Growth                          2000             10.00              8.00           55,698        13,512
                                          2001              8.00              6.12           73,156        18,962
                                          2002              6.12              4.50           91,603        19,577
                                          2003              4.50              5.50           78,874        16,742
                                          2004              5.50              5.69           80,195        11,016

Balanced                                  2000             10.00              9.74           15,548         4,258
                                          2001              9.74              9.16           45,265        25,268
                                          2002              9.16              8.46           74,427        29,285
                                          2003              8.46              9.51           87,012        33,700
                                          2004              9.51             10.19           85,175        14,579

LAZARD RETIREMENT SERIES, INC.:

Lazard Retirement Small Cap               1999             10.00             10.54              875           698
                                          2000             10.54             12.62            7,263        11,265
                                          2001             12.62             14.80            5,795        34,423
                                          2002             14.80             12.06          103,931        47,501
                                          2003             12.06             16.36          102,226        33,976
                                          2004             16.36             18.59           76,754        31,313

FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
Lazard Retirement Emerging Markets        1999            $10.00            $12.51            7,037           186
                                          2000             12.51              8.90           11,322         3,737
                                          2001              8.90              8.36           12,483         6,276
                                          2002              8.36              8.14           31,520        12,594
                                          2003              8.14             12.32           28,285        12,694
                                          2004             12.32             15.91           32,890        11,218

THE PRUDENTIAL SERIES FUND, INC.:

Jennison 20/20 Focus                      2003             10.00             12.35              167             0
                                          2004             12.35             14.11            1,270             0
Jennison                                  2003             10.00             12.16            1,595           182
                                          2004             12.16             13.13            2,153           353

UBS SERIES TRUST:

U.S. Allocation                           2003             10.00             12.11            1,565             0
                                          2004             12.11             13.22            3,081         1,569

PBHG INSURANCE SERIES FUND:

Technology & Communications               2000             10.00              5.34           87,810        60,363
                                          2001              5.34              2.52           89,491        42,435
                                          2002              2.52              1.15           96,108       196,838
                                          2003              1.15              1.65          109,806        12,966
                                          2004              1.65              1.74          103,858        11,324

PIMCO VARIABLE INSURANCE TRUST:

Real Return                               2002             10.00             10.67           33,034         6,178
                                          2003             10.67             11.49           60,928       104,730
                                          2004             11.49             12.38           57,850       111,965

Total Return                              2002             10.00             10.43           12,084         3,759
                                          2003             10.43             10.84           30,940        99,308
                                          2004             10.84             11.24           38,222       100,848

Global Bond                               2002             10.00             10.69            8,062           213
                                          2003             10.69             12.10           12,396           992
                                          2004             12.10             13.24           15,010         2,181

STRONG VARIABLE INSURANCE FUNDS, INC.:

Strong Mid Cap Growth II                  1999             10.00             12.92           15,604         6,551
                                          2000             12.92             10.88          136,549        72,369
                                          2001             10.88              7.45          132,257        75,993
                                          2002              7.45              4.60          131,912        56,003
                                          2003              4.60              6.11          136,978        34,323
                                          2004              6.11              7.20          114,311        28,761

FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
Strong Opportunity II                     1999            $10.00            $11.16            1,268           493
                                          2000             11.16             11.77           28,808         7,605
                                          2001             11.77             11.21           44,704        13,317
                                          2002             11.21              8.11           64,592        17,403
                                          2003              8.11             10.99           65,730         1,110
                                          2004             10.99             12.85           53,542        13,297

Strong Multi Cap Value II                 1999             10.00             10.28              372           559
                                          2000             10.28             10.97           27,544        14,971
                                          2001             10.97             11.30           17,541         5,895
                                          2002             11.30              8.59            9,258         3,816
                                          2003              8.59             11.75            9,480         4,434
                                          2004             11.75             13.57            5,182         3,814

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2):

VIP Contrafund                            2000             10.00              9.24            3,208         8,703
                                          2001              9.24              8.00           20,366        11,459
                                          2002              8.00              7.16           41,004        32,449
                                          2003              7.16              9.07           85,522        39,984
                                          2004              9.07             10.33          147,010        75,024

VIP Mid Cap                               2000             10.00             11.17           32,053        21,875
                                          2001             11.17             10.66           59,049        52,867
                                          2002             10.66              9.48          130,804        81,151
                                          2003              9.48             12.97          142,617        79,182
                                          2004             12.97             15.99          149,737        81,286

VIP Growth                                2000             10.00              8.47           15,086        23,135
                                          2001              8.47              6.88           29,089        44,546
                                          2002              6.88              4.74           40,662        50,852
                                          2003              4.74              6.22           58,159         1,228
                                          2004              6.22              6.34           74,724        25,197

J.P. MORGAN SERIES TRUST II:

JPMorgan Mid Cap Value                    2001             10.00             10.96            2,675             0
                                          2002             10.96             10.93           18,428         5,834
                                          2003             10.93             14.01           23,192         6,134
                                          2004             14.01             16.78           42,936        12,116

JPMorgan Small Company                    2002             10.00              8.67            5,552             0
                                          2003              8.67             11.66            6,664         5,574
                                          2004             11.66             14.66           14,340         8,376

CALVERT VARIABLE SERIES, INC.:

Social Equity                             2003             10.00              6.69           19,291         7,851
                                          2004              6.69              7.09           18,932         7,820

DREYFUS VARIABLE INVESTMENT:

Fund-Service Shares Appreciation          2003             10.00             11.71            1,874           617
                                          2004             11.71             12.14            2,964           560

FORM V-4822

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
ROYCE CAPITAL FUND:

Small Cap                                 2003            $10.00            $13.98           19,826         4,579
                                          2004             13.98             17.28           91,396        22,627

Micro Cap                                 2003             10.00             14.71           15,361         7,232
                                          2004             14.71             16.57           63,769        11,849

MFS VARIABLE INSURANCE TRUST:

MFS Investors Growth Stock                2001             10.00             10.71            2,511             0
                                          2002             10.71              7.66            3,427           301
                                          2003              7.66              9.29            4,377           339
                                          2004              9.29             10.01            4,968           592

MFS Mid Cap Growth                        2001             10.00             11.10              425         1,195
                                          2002             11.10              6.21            1,979            99
                                          2003              6.21              8.39            8,022           166
                                          2004              8.39              9.50            9,905         1,319

MFS New Discovery                         2001             10.00             11.55            3,624             0
                                          2002             11.55              7.79            5,703           236
                                          2003              7.79             10.29            7,421         1,091
                                          2004             10.29             10.81            4,849         1,179

MFS Total Return                          2001             10.00             10.26            4,371           349
                                          2002             10.26              9.60           77,880        23,163
                                          2003              9.60             11.02          104,144        34,123
                                          2004             11.02             12.10          117,586        37,343

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS I):

U.S. Real Estate                          1999             10.00             10.15            2,245         5,754
                                          2000             10.15             12.97           34,794        16,383
                                          2001             12.97             14.09           13,869         7,767
                                          2002             14.09             13.83           15,072         6,240
                                          2003             13.83             18.81           22,541         9,846
                                          2004             18.81             25.38           33,230

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS II):

Core Plus Fixed Income                    2003             10.00             11.53              291           281
                                          2004             11.53             11.87                5           281

U.S. Real Estate                          2003             10.00             12.80            1,033            20
                                          2004             12.80             17.23            1,413         1,168

FINANCIAL STATEMENTS

The complete financial statements of VAA or VAB, and of Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statements of Additional Information for VAA and VAB.

FORM V-4822

                                 OHIO NATIONAL

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $13 billion and equity of approximately $1.2 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

OHIO NATIONAL VARIABLE ACCOUNTS A AND B

We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

FORM V-4822

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary reduction SEPP-IRA are subject to an inflation-adjusted limit which is $14,000 for 2005.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $4,000 in 2005 (increasing to $5,000 in 2008) or (2) 100%
of your earned compensation. Those age 50 or older may make

FORM V-4822
an additional IRA contribution of $500 per year in 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $42,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $4,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $8,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $8,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

FORM V-4822

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code. unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy

FORM V-4822

(or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE

FORM V-4822
are $10,000 in 2005. Employees age 50 and older may contribute an additional $2,000 in 2005 (increasing to $2,500 in 2006). Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                      $1,000 ONE                          $1,000 ONE
      $1000 ANNUAL       TIME             $1000 ANNUAL       TIME
YEAR  CONTRIBUTION   CONTRIBUTION   YEAR  CONTRIBUTION   CONTRIBUTION
----  ------------   ------------   ----  ------------   ------------
 1     $ 1,020.00     $1,020.00      35   $ 50,994.37     $1,999.87
 2     $ 2,060.40     $1,040.40      36   $ 53,034.25     $2,039.87
 3     $ 3,121.61     $1,061.21      37   $ 55,114.94     $2,080.67
 4     $ 4,204.04     $1,082.43      38   $ 57,237.24     $2,122.28
 5     $ 5,308.12     $1,104.08      39   $ 59,401.98     $2,164.73
 6     $ 6,434.28     $1,126.16      40   $ 61,610.02     $2,208.02
 7     $ 7,582.97     $1,148.68      41   $ 63,862.22     $2,252.18
 8     $ 8,754.63     $1,171.65      42   $ 66,159.47     $2,297.22
 9     $ 9,949.72     $1,195.08      43   $ 68,502.66     $2,343.16
 10    $11,168.71     $1,218.98      44   $ 70,892.71     $2,390.02
 11    $12,412.09     $1,243.36      45   $ 73,330.56     $2,437.82
 12    $13,680.33     $1,268.23      46   $ 75,817.18     $2,486.58
 13    $14,973.94     $1,293.59      47   $ 78,353.52     $2,536.31
 14    $16,293.42     $1,319.46      48   $ 80,940.59     $2,587.04
 15    $17,639.28     $1,345.85      49   $ 83,579.40     $2,638.78
 16    $19,012.07     $1,372.77      50   $ 86,270.99     $2,691.56
 17    $20,412.31     $1,400.23      51   $ 89,016.41     $2,745.39
 18    $21,840.56     $1,428.23      52   $ 91,816.74     $2,800.30
 19    $23,297.37     $1,456.79      53   $ 94,673.07     $2,856.31
 20    $24,783.32     $1,485.93      54   $ 97,586.53     $2,913.44
 21    $26,298.98     $1,515.65      55   $100,558.26     $2,971.71
 22    $27,844.96     $1,545.96      56   $103,589.43     $3,031.14
 23    $29,421.86     $1,576.88      57   $106,681.22     $3,091.76
 24    $31,030.30     $1,608.42      58   $109,834.84     $3,153.60
 25    $32,670.91     $1,640.59      59   $113,051.54     $3,216.67
 26    $34,344.32     $1,673.40      60   $116,332.57     $3,281.00
 27    $36,051.21     $1,706.87      61   $119,679.22     $3,346.62
 28    $37,792.23     $1,741.01      62   $123,092.81     $3,413.55
 29    $39,568.08     $1,775.83      63   $126,574.66     $3,481.82
 30    $41,379.44     $1,811.35      64   $130,126.16     $3,551.46
 31    $43,227.03     $1,847.58      65   $133,748.68     $3,622.49
 32    $45,111.57     $1,884.53      66   $137,443.65     $3,694.94
 33    $47,033.80     $1,922.22      67   $141,212.53     $3,768.84
 34    $48,994.48     $1,960.66      68   $145,056.78     $3,844.22
                                     69   $148,977.91     $3,921.10
                                     70   $152,977.47     $3,999.52

FORM V-4822

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 6 years after amounts are deposited into the policy as follows: Year 1-6%, Year 2-5%, Year 3-4%, Year 4-3%, Year 5-2%, Year 6-1%. See "Surrender Charge" in this prospectus for further information regarding application of the surrender charge.

FORM V-4822

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS

Custodian
Independent Registered Public Accounting Firm
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-sheltered Annuities (VAA only)
Financial Statements

FORM V-4822

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       AND
                        OHIO NATIONAL VARIABLE ACCOUNT B
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242

                             Telephone 800-366-6654



                       STATEMENT OF ADDITIONAL INFORMATION

                                May 1, 2005


This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B ("VAA" and "VAB") single purchase payment individual variable annuity contracts May 1, 2005.
To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.

                                Table of Contents


          Custodian .........................................................................   2
          Independent Registered Public Accounting Firm .....................................   2
          Underwriter .......................................................................   2
          Calculation of Money Market Yield .................................................   3
          Total Return ......................................................................   3
          Loans Under Tax-sheltered Annuities ...............................................   4
          Financial Statements




                                   "TOP PLUS"

CUSTODIAN

We have a custody agreement with U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAA's and VAB's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAA and VAB at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps appropriate records of all of VAA's and VAB's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA and VAB have been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of Ohio National Variable Accounts A or B and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to the adoption of AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for certain Non-Traditional Long-Duration Contracts and for Separate Accounts, in 2004 and a change in the method of accounting for embedded reinsurance derivatives in 2003. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.


UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

                              Aggregate           Retained
Year                         Commissions        Commissions
----                         -----------        -----------
2004                        $57,887,088         $10,504,630
2003                        $91,054,326         $12,995,595
2002                        $80,193,871         $11,703,457


For contracts issued by VAB, those amounts have been:

                             Aggregate           Retained
Year                        Commissions        Commissions
----                        -----------        -----------
2004                         $  274,677          $ 49,845
2003                         $1,143,951          $163,269
2002                         $1,670,023          $243,722

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2004, was 1.14% This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                         n
                                 P(1 + T)  = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (October 7, 1993). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2004 (assuming surrender of the contract then) are as follows:

                                                                Fund
                                                             Inception   Life of    1 Yr.     5 Yr.   10 Yr.    Account      Since
                                                                Date       Fund                                Inception* Inception*
TOP PLUS
12/31/04
OHIO NATIONAL FUND, INC.
Money Market                                                   7/31/80     5.21%   -5.89%     1.34%     3.04%    7/31/80     5.21%
Equity                                                         1/14/71     8.87%    5.43%     1.13%     8.80%    1/14/71     8.87%
Bond                                                           11/2/82     6.99%   -1.06%     6.57%     6.64%    11/2/82     6.99%
Omni                                                           9/10/84     6.22%    0.16%    -6.39%     3.26%    9/10/84     6.22%
S&P 500 Index                                                   1/3/97     6.95%    3.32%    -4.44%     ----     1/3/97      6.95%
International                                                  4/30/93     5.20%    5.96%    -9.63%     3.10%    4/30/93     5.20%
International Small Co                                         3/31/95     7.92%   13.79%    -6.21%     ----     3/31/95     7.92%
Capital Appreciation                                           4/30/94    10.88%    5.49%     9.99%    11.13%    4/30/94    10.88%
Discovery                                                      4/30/94    11.45%    3.94%    -7.10%    10.19%    4/30/94    11.45%
Aggressive Growth                                              3/31/95    -2.65%    1.98%   -14.05%     ----     3/31/95    -2.65%
Mid Cap Opportunity                                             1/3/97    10.24%    6.54%    -1.59%     ----     1/3/97     10.24%
Capital Growth                                                  5/1/98     9.50%   12.64%   -10.73%     ----     5/1/98      9.50%
High Income Bond                                                5/1/98     4.17%    3.68%     5.20%     ----     5/1/98      4.17%
Blue Chip                                                       5/1/98     1.52%    2.62%     0.29%     ----     5/1/98      1.52%
Small Cap Growth                                                1/3/97     1.89%    4.45%   -11.86%     ----     1/3/97      1.89%
Nasdaq-100 Index                                                5/1/00   -18.68%    3.02%     ----      ----     5/1/00    -18.68%
Bristol                                                         5/1/02     2.56%    1.65%     ----      ----     5/1/02      2.56%
Bryton                                                          5/1/02    -2.32%    0.54%     ----      ----     5/1/02     -2.32%
CALVERT VARIABLE SERIES, INC.
Social Equity                                                  4/30/02     3.08%    0.20%     ----      ----     5/1/03     12.22%
THE DOW TARGET VARIABLE FUND LLC
Dow Target 10 - First Qtr                                       1/4/99     1.55%   -3.71%     1.24%     ----     1/4/99      1.55%
Dow Target 10 - Second Qtr                                      4/1/99     3.03%   -4.98%     2.89%     ----     4/1/99      3.03%
Dow Target 10 - Third Qtr                                       7/1/99    -0.07%   -3.58%     2.19%     ----     7/1/99     -0.07%
Dow Target 10 - Fourth Qtr                                     10/1/99     2.03%   -5.77%     3.59%     ----     10/1/99     1.45%
Dow Target 5 - First Qtr                                        1/3/00     3.55%    3.70%     ----      ----     1/3/00      1.95%
Dow Target 5 - Second Qtr                                       4/1/00     5.67%    3.97%     ----      ----     4/1/00      2.03%
Dow Target 5 - Third Qtr                                        7/1/00     3.53%    0.90%     ----      ----     7/1/00      3.53%
Dow Target 5 - Fourth Qtr                                      10/1/99     1.62%   -0.40%     4.94%     ----     10/1/99     1.62%
DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation                                                   12/31/00   -1.38%   -2.14%    -1.59%     ----     5/1/03      9.77%
FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2 SHARES)
Contrafund                                                     1/31/95    13.03%    8.13%     0.35%     ----     5/1/00      0.49%
Growth                                                         10/9/86     9.86%   -3.80%    -8.48%     8.66%    5/1/00      9.72%
Mid Cap                                                        12/28/98   18.69%   17.54%    13.51%     ----     5/1/00     10.50%
Equity-Income                                                  10/9/86    10.07%    4.24%     2.91%    10.16%    10/1/03    14.18%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Growth & Income                                                1/12/98     2.43%   11.74%     1.22%     ----     5/1/98      0.03%
CORE U.S. Equity                                               2/13/98     3.18%    7.91%    -2.87%     ----     5/1/98      1.61%
Capital Growth                                                 4/30/98     1.33%    2.11%    -5.62%     ----     5/1/98      1.27%
JANUS ASPEN SERIES (SERVICE SHARES)
Growth                                                         9/13/93     7.37%   -2.73%    -9.88%     7.92%    4/30/98     0.30%
International Growth                                            5/2/94    10.39%   11.63%    -6.68%    11.33%    4/30/98     3.91%
Worldwide Growth                                               9/13/93     9.73%   -2.41%   -10.42%     9.15%    4/30/98     0.41%
Balanced                                                       9/13/93    10.71%    1.32%     0.21%    11.44%    4/30/98     6.39%
J.P. MORGAN SERIES TRUST II
JPMorgan Small Co                                               1/3/95    10.41%   20.03%     0.72%     ----     4/30/98     3.77%
JPMorgan Mid Cap Value                                         9/28/01    17.31%   13.98%     ----      ----     11/1/01    17.34%
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap                                    11/4/97     8.16%    7.86%    12.00%     ----     7/1/99      9.52%
Lazard Retirement Emerging Markets                             11/4/97     4.87%   23.42%     4.80%     ----     7/1/99      7.23%
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS SHARES)
New Discovery                                                   5/1/00    -4.62%   -0.74%     ----      ----     11/1/01     1.78%
Investors Growth Stock                                          5/1/00   -10.12%    2.01%     ----      ----     11/1/01    -0.71%
Mid Cap Growth                                                  5/1/00    -8.56%    7.36%     ----      ----     11/1/01    -2.41%
Total Return                                                    5/1/00     5.99%    4.03%     ----      ----     11/1/01     5.59%
PIMCO (ADMINISTRATIVE CLASS SHARES)
Real Return                                                    9/30/99    10.07%    1.94%    10.54%     ----     8/1/02      7.99%
Total Return                                                   12/31/97    5.50%   -2.05%     6.21%     ----     8/1/02      3.63%
Global Bond                                                    1/10/02    13.14%    3.61%     ----      ----     8/1/02     11.13%
THE PRUDENTIAL SERIES FUND, INC. (CLASS II SHARES)
Jennison 20/20                                                  5/3/99     3.27%    8.35%     0.07%     ----     1/3/00     -0.29%
Jennison                                                       4/25/95     7.30%    2.24%    -9.59%     ----     1/3/00     -9.81%
ROYCE CAPITAL FUND
Micro-Cap                                                      12/27/96   15.61%    6.83%    16.04%     ----     5/1/03     33.13%
Small-Cap                                                      12/27/96   14.69%   17.83%    19.23%     ----     5/1/03     36.66%
UBS SERIES TRUST (CLASS I SHARES)
U.S. Allocation                                                9/28/98     4.25%    3.39%    -2.83%     ----     7/1/99     -1.50%
(VAN KAMPEN) THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II
    SHARES)
Core Plus Fixed Income                                          5/1/03     8.07%   -2.86%     ----      ----     5/1/03      8.22%
U.S. Real Estate                                                5/1/03    36.41%   28.85%     ----      ----     5/1/03     36.41%

* Account inception is the date the portfolio became part of Variable Account A. Since inception is the annualized return since that date.

The "Returns in VAA and VAB" are the standardized total returns from the time these Funds were added to VAA or VAB through December 31, 2004. The Goldman Sachs Variable Funds and Janus Aspen Series were added May 1, 1998. The Lazard Retirement Series Funds were added May 1, 1999. The Nasdaq-100 Index portfolio and VIP funds were added May 1, 2000. The J.P. Morgan Series Trust and MFS Variable Insurance Trust were added November 1, 2001. The PIMCO Variable Insurance Trust portfolios were added August 1, 2002. The Calvert Variable Series, Dreyfus Variable Investment Fund, Royce Capital Fund, UBS Series Trust and Janus Aspen International Growth Funds were added May 1, 2003. The Fidelity VIP Equity-Income portfolio was added October 1, 2003.

LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Financial Statements

                           December 31, 2004 and 2003

     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Companies) as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2(m) to the consolidated financial statements, effective January 1, 2004, the Companies adopted Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts. Also, as discussed in note 2(m) to the consolidated financial statements, the Companies changed their method of accounting for embedded reinsurance derivatives in 2003.

March 28, 2005

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                           Consolidated Balance Sheets

                           December 31, 2004 and 2003

                  (Dollars in thousands, except share amounts)

                                                                                       2004                 2003
                                                                                   ------------         -----------
                           ASSETS

Investments (notes 5, 10, and 11):
   Securities available-for-sale, at fair value:
     Fixed maturities                                                              $  6,718,615           6,247,095
     Equity securities                                                                   16,244                 909
   Fixed maturities held-to-maturity, at amortized cost                                 618,628             649,192
   Trading securities, at fair value:
     Reinsurance portfolio                                                                6,364             656,817
     Seed money                                                                           7,321                  --
   Mortgage loans on real estate, net                                                 1,200,919           1,212,737
   Real estate, net                                                                       8,654               9,138
   Policy loans                                                                         189,608             184,264
   Other long-term investments                                                           13,518              47,522
   Short-term investments                                                                10,703                  --
                                                                                   ------------         -----------
        Total investments                                                             8,790,574           9,007,674
Cash                                                                                     41,859              88,821
Accrued investment income                                                                98,847             110,350
Deferred policy acquisition costs                                                       643,809             603,363
Reinsurance recoverable (note 16)                                                     1,227,363             918,429
Other assets (note 8)                                                                    52,063              16,781
Assets held in Separate Accounts (note 10)                                            2,861,577           2,272,362
                                                                                   ------------         -----------
        Total assets                                                               $ 13,716,092          13,017,780
                                                                                   ============         ===========
          LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits and claims (note 6)                                         $  9,047,697           8,488,912
Policyholders' dividend accumulations                                                    57,584              58,295
Other policyholder funds                                                                 39,444              35,342
Notes payable (net of unamortized discount of $472 in 2004 and
   $505 in 2003) (note 7)                                                                99,528             134,495
Federal income taxes (note 9):
   Current                                                                               17,387               6,226
   Deferred                                                                             123,654              72,924
Other liabilities                                                                       164,554             830,527
Liabilities related to Separate Accounts (note 10)                                    2,861,577           2,261,434
                                                                                   ------------         -----------
        Total liabilities                                                            12,411,425          11,888,155
                                                                                   ------------         -----------
Commitments and contingencies (notes 9, 11, 15 and 16)

Stockholder's equity (notes 3 and 13):
   Class A common stock, $1 par value. Authorized,
     issued, and outstanding 10,000,000 shares                                           10,000              10,000
   Additional paid-in capital                                                           162,939             149,976
   Accumulated other comprehensive income                                               153,499              75,614
   Retained earnings                                                                    978,229             894,035
                                                                                   ------------         -----------
        Total stockholder's equity                                                    1,304,667           1,129,625
                                                                                   ------------         -----------
        Total liabilities and stockholder's equity                                 $ 13,716,092          13,017,780
                                                                                   ============         ===========

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                       Consolidated Statements of Income

                 Years ended December 31, 2004, 2003, and 2002

                             (Dollars in thousands)

                                                                       2004         2003         2002
                                                                    -----------  ----------    --------
Revenues:
   Traditional life insurance premiums                              $   162,789     138,669     127,675
   Annuity premiums and charges                                          48,106      44,968      42,256
   Universal life policy charges                                         83,918      76,110      69,777
   Accident and health insurance premiums                                20,611      17,139      20,210
   Investment management fees                                             5,144       4,224       4,137
   Change in value of trading portfolio                                 (30,860)     31,267          --
   Change in value of reinsurance derivatives
     (notes 2(m) and 16)                                                 31,083      11,423          --
   Net investment income (note 5)                                       565,775     546,864     461,442
   Net realized losses on investments (note 5)                          (24,109)     (3,350)    (64,164)
   Other income                                                          32,987      24,295      17,822
                                                                    -----------  ----------    --------
                                                                        895,444     891,609     679,155
                                                                    -----------  ----------    --------
Benefits and expenses:
   Benefits and claims                                                  515,268     475,250     428,029
   Provision for policyholders' dividends on
     participating policies                                              31,003      31,331      30,498
   Amortization of deferred policy acquisition costs
     excluding impact of realized losses                                 76,032      64,050      67,483
   Amortization of deferred policy acquisition costs
     due to realized losses                                              (2,480)     (2,663)    (11,915)
   Other operating costs and expenses (note 12)                         103,583      99,425      92,723
                                                                    -----------  ----------    --------
                                                                        723,406     667,393     606,818
                                                                    -----------  ----------    --------
        Income before Federal income taxes and
          cumulative effect of change in accounting
          principle                                                     172,038     224,216      72,337
                                                                    -----------  ----------    --------
Federal income taxes (note 9):
   Current expense                                                       50,495      42,583      16,072
   Deferred expense                                                       7,847      31,010       6,176
                                                                    -----------  ----------    --------
                                                                         58,342      73,593      22,248
                                                                    -----------  ----------    --------
        Income before cumulative effect of change
          in accounting principle                                       113,696     150,623      50,089
                                                                    -----------  ----------    --------
Cumulative effect of change in accounting
   principle, net of tax (notes 2(m) and 9)                                 498     (27,797)         --
                                                                    -----------  ----------    --------
        Net income                                                  $   114,194     122,826      50,089
                                                                    ===========  ==========    ========

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

           Consolidated Statements of Changes in Stockholder's Equity

                 Years ended December 31, 2004, 2003, and 2002

                             (Dollars in thousands)

                                                                                  ACCUMULATED
                                                                ADDITIONAL           OTHER                              TOTAL
                                                 COMMON          PAID-IN         COMPREHENSIVE       RETAINED       STOCKHOLDER'S
                                                 STOCK           CAPITAL            INCOME           EARNINGS          EQUITY
                                              -----------       ----------       -------------       ---------      -------------
2002:
   Balance, beginning of year                 $    10,000            3,976              50,461         729,120          793,557
   Capital contribution from parent (note 13)          --           50,000                  --              --           50,000

   Comprehensive income:
     Net income                                        --               --                  --          50,089           50,089
     Other comprehensive income (note 4)               --               --                 377              --              377
                                                                                                                      ---------
        Total comprehensive income                                                                                       50,466
                                              -----------       ----------       -------------       ---------        ---------
   Balance, end of year                       $    10,000           53,976              50,838         779,209          894,023
                                              ===========       ==========       =============       =========        =========
2003:
   Balance, beginning of year                 $    10,000           53,976              50,838         779,209          894,023
   Capital contribution from parent (note 13)          --           96,000                  --              --           96,000
   Dividends to stockholder (note 13)                  --               --                  --          (8,000)          (8,000)

   Comprehensive income:
     Net income                                        --               --                  --         122,826          122,826
     Other comprehensive income (note 4)               --               --              24,776              --           24,776
                                                                                                                      ---------
        Total comprehensive income                                                                                      147,602
                                              -----------       ----------       -------------       ---------        ---------
   Balance, end of year                       $    10,000          149,976              75,614         894,035        1,129,625
                                              ===========       ==========       =============       =========        =========
2004:
   Balance, beginning of year                 $    10,000          149,976              75,614         894,035        1,129,625
   Capital contribution from parent (note 13)          --           12,963                  --              --           12,963
   Dividends to stockholder (note 13)                  --               --                  --         (30,000)         (30,000)

   Comprehensive income:
     Net income                                        --               --                  --         114,194          114,194
     Other comprehensive income (note 4)               --               --              77,885              --           77,885
                                                                                                                      ---------
        Total comprehensive income                                                                                      192,079
                                              -----------       ----------       -------------       ---------        ---------
   Balance, end of year                       $    10,000          162,939             153,499         978,229        1,304,667
                                              ===========       ==========       =============       =========        =========

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                     Consolidated Statements of Cash Flows

                 Years ended December 31, 2004, 2003, and 2002

                             (Dollars in thousands)

                                                                               2004                 2003             2002
                                                                           --------------        ----------       -----------
Cash flows from operating activities:
   Net income                                                              $      114,194           122,826            50,089
   Adjustments to reconcile net income to net cash provided by (used in)
     operating activities:
        Proceeds from sale of fixed maturities trading                            629,870                --                --
        Cost of fixed maturities trading acquired                                 (17,599)               --                --
        Capitalization of deferred policy acquisition costs                      (147,012)         (178,011)         (132,655)
        Amortization of deferred policy acquisition costs                          73,552            61,387            55,566
        Amortization and depreciation                                               7,670               205            (2,983)
        Realized losses on invested assets, net                                    24,109             3,350            64,164
        Change in value of trading securities                                      30,860           (31,267)               --
        Deferred federal income tax expense                                         7,847            31,010             6,176
        Cumulative effect of change in accounting principle                          (498)           27,797                --
        Change in value of reinsurance derivatives                                (31,083)          (11,423)               --
        Decrease (increase) in accrued investment income                           11,503           (13,676)          (13,233)
        (Increase) decrease in other assets                                       (75,110)          (10,521)            8,840
        Net increase (decrease) in Separate Accounts                               10,928              (215)            5,438
        Increase (decrease) in policyholder account balances                      129,931           (68,484)           41,466
        (Decrease) increase in policyholders' dividend
          accumulations and other funds                                            (2,715)              652               567
        Increase (decrease) in current federal income tax payable                  11,161            10,210           (21,231)
        (Decrease) increase in other liabilities                                 (355,347)          (48,740)           51,917
        Other, net                                                                 (3,231)           12,821            (1,783)
                                                                           --------------        ----------       -----------
             Net cash provided by (used in) operating activities                  419,030           (92,079)          112,338
                                                                           --------------        ----------       -----------
Cash flows from investing activities:
   Proceeds from maturity of fixed maturities available-for-sale                   56,508            31,595            38,644
   Proceeds from sale of fixed maturities available-for-sale                      920,058         1,056,320         1,707,319
   Proceeds from sale of equity securities                                             15             1,026            49,831
   Proceeds from maturity of fixed maturities held-to-maturity                    113,867           155,611           140,359
   Proceeds from the sale of held-to-maturity securities                            9,936                --            12,130
   Proceeds from repayment of mortgage loans on real estate                       161,044           131,600           140,320
   Proceeds from sale of real estate                                                  543            38,280               346
   Cost of fixed maturities available-for-sale acquired                        (1,316,910)       (2,429,285)       (3,303,869)
   Cost of equity securities acquired                                             (14,755)               (5)               --
   Cost of fixed maturities held-to-maturity acquired                             (93,827)         (116,153)          (89,938)
   Cost of mortgage loans on real estate acquired                                (152,107)         (230,603)         (193,164)
   Cost of real estate acquired                                                      (252)             (121)           (1,105)
   Change in policy loans, net                                                     (5,344)           (5,006)             (617)
   Change in other invested assets, net                                            37,831            11,092           (27,482)
                                                                           --------------        ----------       -----------
             Net cash used in investing activities                               (283,393)       (1,355,649)       (1,527,226)
                                                                           --------------        ----------       -----------
Cash flows from financing activities:
   Universal life and investment product account deposits                       1,863,090         2,698,722         2,497,919
   Universal life and investment product account withdrawals                   (1,969,986)       (1,350,131)       (1,220,133)
   Capital contribution from parent                                                    --            96,000            50,000
   Dividends paid to parent                                                       (30,000)           (8,000)               --
   Debt repayment                                                                 (35,000)               --                --
                                                                           --------------        ----------       -----------
             Net cash (used in) provided by financing activities                 (171,896)        1,436,591         1,327,786
                                                                           --------------        ----------       -----------
             Net decrease in cash and cash equivalents                            (36,259)          (11,137)          (87,102)

Cash and cash equivalents, beginning of year                                       88,821            99,958           187,060
                                                                           --------------        ----------       -----------
Cash and cash equivalents, end of year                                     $       52,562            88,821            99,958
                                                                           ==============        ==========       ===========
Supplemental disclosure:

   Federal income taxes paid                                               $       40,947            39,500            39,500
                                                                           ==============        ==========       ===========
   Interest paid on notes payable                                          $        9,683            11,106            11,106
                                                                           ==============        ==========       ===========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(1) ORGANIZATION, CONSOLIDATION POLICY, AND BUSINESS DESCRIPTION

      The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC also owns 51% of SMON Holdings, Inc. (SMON). SMON is a holding company formed in New York during 2002 by Ohio National Financial Services, Inc. (ONFS) and Security Mutual Life Insurance Company of New York (SML) to acquire National Security Life and Annuity Company (NSLAC), formerly known as First ING Life Insurance Company of New York. During 2004, ONFS contributed its ownership share in SMON to ONLIC. Also during 2004, ONLIC began including the activity of SMON in its consolidated results. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

      On February 12, 1998, ONLIC's Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company's policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note 2(l)), ONLIC became a stock company 100% owned by ONFS. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

      ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health, and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

      NSLAC is licensed in 18 states and the District of Columbia and markets a portfolio of variable life insurance and variable annuity products through its general agency system.

      The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

            LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy that includes adequate diversification of the investment portfolio, by maintaining reinsurance and credit and collection policies and by closely monitoring the credit worthiness of investees and reinsurers and taking prompt actions as necessary.

INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

CONCENTRATION RISK is the risk that arises from the Company's reliance upon certain key business relationships. As a result of significant fixed annuity sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company's largest distributor of fixed annuities contributed approximately 41% of total fixed annuity deposits in 2004 and approximately 72% of total fixed annuity deposits in 2003. A change in the status of the Company's relationship with the largest producer would, at a minimum, require time and effort on the Company's behalf to replace the stream of new assets. Some of the new production exposure risk is mitigated by the use of reinsurance. Each reinsurance contract covers up to 1 1/2 years of new annuity issuances. As such, with each new reinsurance contract the Company has the ability to retain a larger share of a reduced production number, thereby preventing the Company's total new business retention from dropping directly proportional to a decline in direct sales.

Based on policyholder account balances, the Company's largest distributor accounted for approximately 40% and 64% of total fixed annuity reserves as of December 31, 2004 and 2003, respectively. It is possible that a change in the Company's relationship with this distributor could result in the loss of existing business and a large outflow of the Company's general account assets along with the subsequent loss of the investment spread earned on those assets.

Second, in order to minimize statutory capital strain related to the large increase in fixed annuity sales, the Company has entered into various coinsurance arrangements. The Company has limited its relationships under this type of arrangement to only a few, select reinsurers. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, we could be required to limit future annuity sales, seek additional capital, or both.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

EQUITY MARKET RISK is the risk of loss due to declines in the equity markets that the Company participates in. The Company's primary equity risk relates to the Company's individual variable annuity contracts which offer guaranteed minimum death benefit (GMDB) features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims.

As of December 31, 2004, direct GMDB reserves were $6.0 million, ceded GMDB reserves were $4.0 million and net GMDB reserves were $2.0 million. As of December 31, 2003, direct GMDB reserves were $4.4 million, ceded GMDB reserves were $3.2 million and net GMDB reserves were $1.2 million.

The total amount at risk under GMDB guarantees is determined by comparing each contract's account value at the end of the year to the GMDB amount. The total amount at risk under GMDB features as of December 31, 2004 was $102 million, of which $94 million was reinsured, with a net amount at risk of $8 million. The total amount at risk under GMDB features as of December 31, 2003 was $176 million, of which $125 million was reinsured, with a net amount at risk of $51 million. All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. The weighted averaged attained age of GMDB contract holders at December 31, 2004 was 63.

A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

REINSURANCE RISK is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,227,363 as of December 31, 2004. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

      (a) VALUATION OF INVESTMENTS, RELATED GAINS AND LOSSES, AND INVESTMENT INCOME

            Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities related to our funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. During 2004, ONLIC's funds withheld reinsurance agreement was converted to coinsurance and the related fixed maturity securities were returned to the reinsurer. The remaining reinsurance portfolio at December 31, 2004 was attributable to NSLAC. Beginning in 2004, pursuant to the Company's adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), the mutual fund shares that comprised Separate Account seed money were classified as general account trading securities and stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. Prior to 2004, seed money was reported as a component of Separate Account assets. Fixed maturity securities not classified as held-to-maturity or trading and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at then current market interest rates, which were lower than the existing effective portfolio rate.

            The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "internal pricing matrix" is most often used. The internal pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                  Notes to Consolidated Financial Statements .

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            mortgage-backed and asset-backed securities, qualified company representatives determine the fair value using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 82.5% of the fair values of fixed maturity securities were obtained from independent pricing services, 16.8% from the Company's pricing matrices and 0.7% from other sources.

            For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

            Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.

            Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

            Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block (see note 2(l)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies. Estimates for valuation allowances and other-than-temporary declines of the fair value of invested assets are included in realized gains and losses on investments.

            Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, the length of time the security's fair value has been below amortized cost or cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in the securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            other-than-temporary impairment (OTI) is recognized and the purchased beneficial interest is written down to fair value. OTI losses result in a permanent reduction of the cost basis of the underlying investment. OTI losses on mortgage backed securities result in the effective yield on an impaired security being revised to current prevailing rates and estimated cash flows. Dividends are recorded on the ex-dividend date and interest is accrued as earned.

      (b)   REVENUES AND BENEFITS

            Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

            Investment Products and Universal Life Insurance Products:
            Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net interest margins, cost of insurance charges, policy administration charges and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to charges assessed on investment contracts and universal life contracts are determined based upon the nature of such charges. All charges are assessed on a daily, monthly or annual basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

            Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

      (c) DEFERRED POLICY ACQUISITION COSTS (DAC) AND CAPITALIZED SALES INDUCEMENTS

            The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been capitalized. For traditional nonparticipating life insurance products, DAC is predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products,

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            DAC is being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For investment and universal life products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance charges, policy administration charges, and surrender charges. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)).

            The Company's long-term assumption for net separate account performance is 8.59%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. Prior to 2002, actual net separate account performance had no immediate effect on assumptions of future projected performance. Beginning in 2002, the Company began to assume that the level of separate account assets resulting from market performance would revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This refinement to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company's policy regarding the reversion to the mean process does not permit projected returns to be below 2.72% or in excess of 16.65% during the three-year reversion period.

            Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

            The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Pursuant to SOP 03-1, these sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize capitalized acquisition costs.

      (d)   SEPARATE ACCOUNTS

            Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed. Prior to 2004, the consolidated balance sheets

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            reported shares of Separate Account seed money as a component of Separate Account assets. During 2004, as a result of the Company's adoption of SOP 03-1, Separate Account seed money was reclassified as a general account trading security (see note 2(a)).

            The variable annuities that comprise the Separate Account generally provide an incidental death benefit of the greater of account value or minimum guaranteed death benefit. In 1998 the Company began offering a policy with a minimum guaranteed death benefit that is adjusted every three years to the current account value adjusted for withdrawals on a pro rata basis. Riders are available that provide for a one year adjustment to the current account value, and a guaranteed minimum death benefit increased at 6% per year with a cap at twice the purchase amount, adjusted for any withdrawals prior to death.

            In 2001, the Company began selling enhanced benefits riders. These provide for an additional death benefit up to 40% of the excess of
            (a) the account value before any additional death benefits or other riders over (b) the contract basis. At no time will the additional death benefit exceed $1 million.

            The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

            In 2002, the Company began selling a guaranteed minimum income benefit (GMIB) rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 6% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 85. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

            In 2003, the Company began selling a guaranteed minimum account benefit (GMAB) rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

            In 2004 the Company began selling two versions of a guaranteed minimum withdrawal benefit (GMWB) riders that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

      (e)   FUTURE POLICY BENEFITS

            Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 6).

            Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants' contributions plus interest credited less applicable contract charges (see note 6).

      (f)   PARTICIPATING BUSINESS

            Participating business represents approximately 9%, 8%, and 9% of the Company's ordinary life insurance in force as of December 31, 2004, 2003, and 2002, respectively. The provision for policyholders' dividends is based on current dividend scales.

      (g)   REINSURANCE CEDED

            Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

      (h)   FEDERAL INCOME TAXES

            The Company is included as part of the consolidated Federal income tax return of its ultimate parent, ONMH. The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

            The Company provides for Federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for Federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for Federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

      (i)   CASH EQUIVALENTS

            For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

      (j)   USE OF ESTIMATES

            In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

            The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, Federal income taxes, valuation allowances for mortgage loans on real estate, and impairment losses on investments. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

      (k)   INVESTMENT MANAGEMENT FEES

            Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are recognized in income as earned.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      (l)   CLOSED BLOCK

            The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.

            The financial information of the Closed Block is consolidated with all other operating activities, and while prepared in conformity with the American Institute of Certified Public Accountant's Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004 follows:

                                                                2004          2003
                                                             ----------     ----------
Closed Block assets:
  Fixed maturity securities available-for-sale, at fair
   value (amortized cost of $351,808 and $347,540,
   as of December 31, 2004 and 2003, respectively)           $  374,349        362,210
  Fixed maturity securities held-to-maturity, at
    amortized cost                                               45,191         45,660
  Mortgage loans on real estate, net                             97,292         94,629
  Policy loans                                                  122,264        120,427
  Short-term investments                                         16,271          1,311
  Accrued investment income                                       5,600          6,506
  Deferred policy acquisition costs                              79,796         80,958
  Reinsurance recoverable                                         1,729          1,823
  Other assets                                                    2,050          6,685
                                                             ----------     ----------
                                                             $  744,542        720,209
                                                             ==========     ==========
Closed Block liabilities:
  Future policy benefits and claims                          $  750,940        744,912
  Policyholders' dividend accumulations                          26,926         22,726
  Other policyowner funds                                         5,611          6,595
  Deferred tax liability                                          7,889          5,135
                                                             ----------     ----------
                                                             $  791,366        779,368
                                                             ==========     ==========

                                                       2004         2003        2002
                                                     --------     --------    --------
Closed Block revenues and expenses:
  Traditional life insurance premiums                $ 54,588       58,324      62,473
  Net investment income                                48,467       51,389      45,120
  Net realized losses on investments                   (2,094)         (32)     (2,024)
  Benefits and claims                                 (61,186)     (64,730)    (68,270)
  Provision for policyholders'
   dividends on participating policies                (23,297)     (24,833)    (25,647)
  Amortization of deferred policy
   acquisition costs                                   (4,144)      (4,041)     (2,282)
  Other operating costs and expenses                   (3,701)      (3,936)     (1,378)
                                                     --------     --------    --------
       Income before federal
         income taxes                                $  8,633       12,141       7,992
                                                     ========     ========    ========

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      (m)   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

            In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88, and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change any measurement or recognition of those plans from current guidance. In addition to previously existing disclosures, SFAS 132R requires disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other defined benefit plans. The Company adopted SFAS 132R effective December 31, 2003 except for certain disclosures regarding estimated benefit payments. These disclosures were adopted in 2004 as permitted by SFAS 132R.

            The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. In accordance with FASB Staff Position (FSP) SFAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP SFAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issued guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP SFAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP SFAS 106-2), which superceded FSP SFAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company has determined that its plans' prescription drug benefits are not actuarially equivalent to the Medicare Part D benefit. Therefore, neither the accumulated postretirement benefit obligation nor the net periodic postretirement benefit cost include any amounts reflecting the Medicare Act's federal subsidiary component.

            Emerging Issues Task Force (EITF) Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1) was issued on October 23, 2003. On September 8, 2004, the FASB exposed for comment FSP EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF Issue 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 addresses a number of topics, the most significant of which is the appropriate accounting for policies with GMDB. SOP 03-1 requires companies to determine whether the presence of a GMDB causes a contract to be an insurance contract rather than an investment contract. For insurance contracts, companies are required to establish a reserve to recognize a portion of current period revenues that are compensation for future insurance benefits. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, sales inducements, annuitization options and indexed returns on separate accounts. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company's seed money interest in separate accounts was reclassified from a separate account asset to a trading security general account asset. The amount of unrealized gain related to the seed money interest at the date of the reclassification was $498, net of a federal tax expense of $268. This gain was reported as a cumulative effect of change in accounting principle on the consolidated statement of income. There was no material impact on policyholder liabilities as a result of the adoption of SOP 03-1.

            In June 2004, the FASB issued a FSP of SFAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP SFAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP SFAS 97-1 is to address the practice question of whether SOP 03-1 restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP SFAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP SFAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

            In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the Company's results of operations or financial position.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS
            149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

            In April 2003, the FASB issued Derivatives Implementation Group
            (DIG) Issue B36, Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36), which addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company.

            For valuation purposes, the derivative in each contract is defined as a swap of a variable rate loan for a total return on a pool of assets. As such, the value of the derivative is defined as the difference between the change in value of the "base" loan and the change in the value of the reinsurer's share of the assets in the asset pool. By defining the base loan as a variable rate loan, changes in the value of the base loan are effectively eliminated. That is, we are able to assume that rates on the theoretical variable rate loan could be reset often enough so that the present value of the loan at any time is equal to the loan's carrying value. With the change in the value of the loan set at zero, the value of the derivative becomes the change in the value of the reinsurer's share of the pool of assets. The determination of this value is simply the fair value of the assets in the pool less the book value of those assets. For marketable securities that are in the asset pool, fair value will be based upon market quoted prices where available. In the event that market prices are unavailable, alternative valuation methods will be determined by investment personnel of ONLIC. Any alternative valuation techniques employed will be consistent with those used by ONLIC for its portfolio valuation purposes. Any mortgage loan subject to valuation will have its fair value determined based on the present value of cash flows method. This is consistent with methods currently used by ONLIC for disclosures pursuant to SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107).

            The adoption of DIG B36 resulted in the Company recognizing a cumulative effect adjustment as of September 30, 2003, which reduced net income by $27,797, net of a federal tax benefit of $14,968. The changes in value of the embedded reinsurance derivative are a component of continuing operations from October 1, 2003 and forward. During 2004, the reinsurance agreement related to

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            ONLIC's embedded reinsurance derivative was converted to a coinsurance agreement. Therefore, at December 31, 2004, the remaining embedded reinsurance derivative was solely related to NSLAC. For additional information about the impact of DIG B36, see note 16.

            In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51 to certain "variable interest entities" (VIE) where the equity investors do not have all of the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Companies adopting FIN 46 must first identify VIEs with which they are involved and then determine if the company is the "primary beneficiary" of a VIE. The primary beneficiary is the company that absorbs a majority of the VIE's expected losses, residual returns, or both. The primary beneficiary is required to consolidate the VIE. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The adoption of FIN 46 did not have any impact on the results of operations or financial position of the Company.

      (n)   RECLASSIFICATIONS

            Certain amounts in the 2003 and 2002 consolidated financial statements have been reclassified to conform to the 2004 presentation.

(3)   BASIS OF PRESENTATION

      The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC and NSLAC, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners
      (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC, ONLAC and NSLAC have no material permitted statutory accounting practices.

      The combined statutory basis net income (loss) of ONLIC and ONLAC, after intercompany eliminations, was $75,190, $67,647, and $(22,804) for the years ended December 31, 2004, 2003, and 2002, respectively. The combined statutory basis capital and surplus of ONLIC and ONLAC, after intercompany eliminations, was $686,365, and $679,288 as of December 31, 2004 and 2003, respectively. The statutory basis net loss of NSLAC was $(463), $(742) and $(1,078) for the years ended December 31, 2004, 2003,

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      and 2002, respectively. The statutory basis capital and surplus of NSLAC was $21,159 and $21,666 as of December 31, 2004 and 2003, respectively. The primary reasons for the differences between equity and net income
      (loss) on a GAAP basis versus capital and surplus and net income (loss) on a statutory basis are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in bonds available-for-sale are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC's funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) reserves are reported gross of ceded reinsurance balances; (8) changes in deferred taxes are recognized in operations; (9) the costs of providing defined pension benefits include nonvested participants; (10) the costs of providing postretirement benefits include nonvested participants; (11) there is a presentation of other comprehensive income and comprehensive income; (12) consolidation is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity's expected losses or expected residual returns, or both; (13) the statements of cash flows are not presented in the manner prescribed by the NAIC; and (14) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(4)   OTHER COMPREHENSIVE INCOME

      Other Comprehensive Income includes net income as well as certain items that are reported directly within the separate components of stockholder's equity that bypass net income. The related before and after Federal tax amounts for the years ended December 31, 2004, 2003, and 2002 were as follows:

                                                2004       2003          2002
                                              --------   --------      --------
Foreign currency translation adjustment       $  1,426         --            --
Pension liability adjustment, net of tax           992       (981)           --
Unrealized gains (losses) on securities
  available-for-sale arising during the
  period:
   Net of adjustment to deferred policy
     acquisition costs and future policy
     benefits and claims                       101,426     56,400         4,734
   Related Federal tax expense                 (35,385)   (20,437)         (420)
                                              --------   --------      --------
           Net                                  68,459     34,982         4,314
                                              --------   --------      --------
Less:
  Reclassification adjustment for:
    Net (losses) gains on securities
     available-for-sale realized during
     the period:
      Gross                                    (14,501)   (25,557)        6,057
      Related Federal tax benefit
         (expense)                               5,075      8,945        (2,120)
    Securities transferred from available-
     for-sale to trading:
      Gross                                         --     41,258            --
      Related Federal tax expense                   --    (14,440)           --
                                              --------   --------      --------
           Net                                  (9,426)    10,206         3,937
                                              --------   --------      --------
           Total other comprehensive
             income                           $ 77,885     24,776           377
                                              ========   ========      ========

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(5)   INVESTMENTS

      An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                                    INVESTMENT INCOME
                                           ---------------------------------
                                              2004         2003       2002
                                           ---------     -------     -------
Gross investment income
   Securities available-for-sale:
      Fixed maturities                     $ 418,084     428,696     360,327
      Equity securities                         (126)         44         750
   Fixed maturity trading securities          24,332       9,149          --
   Fixed maturities held-to-maturity          50,640      60,034      68,263
   Mortgage loans on real estate              98,956      94,702      88,968
   Real estate                                   914       5,703       6,276
   Policy loans                               12,091      13,447      13,033
   Other long-term investments                 3,377       2,561        (332)
   Short-term                                    507         388       1,385
                                           ---------     -------     -------
         Total gross investment income       608,775     614,724     538,670

Investment income due to reinsurers          (25,907)    (46,706)    (51,834)
Interest expense                              (9,683)    (11,106)    (11,106)
Other investment expenses                     (7,410)    (10,048)    (14,288)
                                           ---------     -------     -------
         Net investment income             $ 565,775     546,864     461,442
                                           =========     =======     =======

                                                REALIZED GAINS (LOSSES) ON INVESTMENTS
                                                ---------------------------------------
                                                    2004             2003        2002
                                                -------------      -------      -------
Securities available-for-sale:
   Fixed maturities                             $     (20,171)       5,392      (82,758)
   Equity securities                                     (217)         702       14,857
Fixed maturities held-to-maturity                      (1,494)     (18,564)          --
Mortgage loans on real estate                          (2,841)        (420)      (6,658)
Real estate                                               (75)       8,104        3,514
Other long-term investments                                --           --          (91)
                                                -------------      -------      -------
      Total realized losses on investments            (24,798)      (4,786)     (71,136)

Realized losses recoverable from reinsurers               727        1,436        7,245
Change in valuation allowances for
   mortgage loans on real estate                          (38)          --         (273)
                                                -------------      -------      -------
      Net realized losses on investments        $     (24,109)      (3,350)     (64,164)
                                                =============      =======      =======

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

Realized losses on investments, as shown in the table above, include write-downs for OTI of $31,240, $37,247, and $44,254 for the years ended December 31, 2004, 2003, and 2002, respectively. As of December 31, 2004, fixed maturity securities with a carrying value of $69,411, which had a cumulative write-down of $58,125 due to OTI, remained in the Company's investment portfolio.

As part of the Company's adoption of DIG B36 in 2003, certain fixed maturity securities were transferred from the available-for-sale category to trading. The gain realized from this transfer was $41,258. During 2004, ONLIC transferred $663 million of securities to a reinsurer as part of the conversion from funds withheld reinsurance to coinsurance (see note 2(m)). All gains and losses associated with this transfer were offset by corresponding changes in the DIG B36 reinsurance derivative.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

Amortized cost and estimated fair value of fixed maturities available-for-sale, trading and held-to-maturity and equities available-for-sale were as follows:

                                                                 DECEMBER 31, 2004
                                            --------------------------------------------------------
                                                             GROSS          GROSS
                                             AMORTIZED     UNREALIZED     UNREALIZED      ESTIMATED
                                               COST          GAINS          LOSSES        FAIR VALUE
                                            ----------     ----------     ----------      ----------
Securities available-for-sale:
   Fixed maturities:
      U.S. Treasury securities and
         obligations of U.S. government     $  427,258          8,517         (8,609)        427,166
      Federal agency issued securities         170,640             37         (2,063)        168,614
      Obligations of states and
         political subdivisions                 59,190          3,742           (239)         62,693
      Debt securities issued by
         foreign governments                    73,970          3,496            (29)         77,437
      Corporate securities                   3,769,162        344,357        (39,504)      4,074,015
      Mortgage-backed securities             1,850,747        129,328        (71,385)      1,908,690
                                            ----------     ----------     ----------      ----------
            Total fixed maturities          $6,350,967        489,477       (121,829)      6,718,615
                                            ==========     ==========     ==========      ==========
   Equity securities                        $   15,214          1,120            (90)         16,244
                                            ==========     ==========     ==========      ==========
Trading securities:
   Fixed maturity corporate securities      $    6,356            104            (96)          6,364
                                            ==========     ==========     ==========      ==========

   Equity securities seed money
      mutual fund shares                    $    6,976            345             --           7,321
                                            ==========     ==========     ==========      ==========

Fixed maturity securities held-to-
   maturity:
      Obligations of states and
         political subdivisions             $    2,355            451             --           2,806
      Debt securities issued by
         foreign governments                     1,000             --             --           1,000
      Corporate securities                     598,515         56,514           (927)        654,102
      Mortgage-backed securities                16,758          2,647             --          19,405
                                            ----------     ----------     ----------      ----------
            Total fixed maturities          $  618,628         59,612           (927)        677,313
                                            ==========     ==========     ==========      ==========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

                                                                   DECEMBER 31, 2003
                                                --------------------------------------------------------
                                                                 GROSS          GROSS
                                                 AMORTIZED     UNREALIZED     UNREALIZED      ESTIMATED
                                                   COST          GAINS          LOSSES        FAIR VALUE
                                                ----------     ----------     ----------      ----------
Securities available-for-sale:
   Fixed maturities:
      U.S. Treasury securities and
         obligations of U.S. government         $  402,721          8,153        (14,274)        396,600
      Federal agency issued securities             160,159            223         (1,498)        158,884
      Obligations of states and
         political subdivisions                     47,136          3,839            (57)         50,918
      Debt securities issued by
         foreign governments                        12,864          1,702             --          14,566
      Corporate securities                       3,627,781        312,161        (60,996)      3,878,946
      Mortgage-backed securities                 1,774,625         64,699        (92,143)      1,747,181
                                                ----------     ----------     ----------      ----------
            Total fixed maturities              $6,025,286        390,777       (168,968)      6,247,095
                                                ==========     ==========     ==========      ==========
   Equity securities                            $      473            531            (95)            909
                                                ==========     ==========     ==========      ==========

Fixed maturity trading securities:
      U.S. Treasury securities and
         obligations of U.S. government
         corporations and agencies              $   14,929            966            (91)         15,804
      Obligations of states and
         political subdivisions                      7,700            683             --           8,383
      Debt securities issued by
         foreign governments                         6,100            194             --           6,294
      Corporate securities                         399,279         39,147           (656)        437,770
      Mortgage-backed securities                   197,542          7,265        (16,241)        188,566
                                                ----------     ----------     ----------      ----------
            Total fixed maturities              $  625,550         48,255        (16,988)        656,817
                                                ==========     ==========     ==========      ==========

Fixed maturity securities held-to-maturity:
      Obligations of states and
         political subdivisions                 $    2,395            350             --           2,745
      Corporate securities                         636,076         68,904         (1,392)        703,588
      Mortgage-backed securities                    10,721          1,795            (16)         12,500
                                                ----------     ----------     ----------      ----------
            Total fixed maturities              $  649,192         71,049         (1,408)        718,833
                                                ==========     ==========     ==========      ==========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                         2004         2003
                                                       --------     --------
Gross unrealized gains                                 $368,678      222,245

Less:
   Unrealized gains related to Closed Block              22,546       14,670
   Unrealized gain due to reinsurers (note 16)               --          660
   Adjustment to future policy benefits and claims        1,498        4,928
   Adjustment to deferred policy acquisition costs      116,939       90,219
   Deferred federal income tax                           79,577       39,117
                                                       --------     --------
                                                       $148,118       72,651
                                                       ========     ========

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale is as follows for the years ended December 31:

                                     2004         2003         2002
                                   --------     --------     --------
Securities available-for-sale:
   Fixed maturities                $145,839       30,565      114,914
   Equity securities                    594          114      (26,771)

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2004, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2004.

                                                                          FIXED MATURITY SECURITIES
                                           -------------------------------------------------------------------------------------
                                               AVAILABLE-FOR-SALE            TRADING SECURITIES            HELD-TO-MATURITY
                                           -------------------------     -------------------------     -------------------------
                                           AMORTIZED      ESTIMATED      AMORTIZED      ESTIMATED      AMORTIZED      ESTIMATED
                                              COST        FAIR VALUE        COST        FAIR VALUE        COST        FAIR VALUE
                                           ----------     ----------     ----------     ----------     ----------     ----------
Due in one year or less                    $   83,936         85,132             --             --         33,324         33,990
Due after one year through five years         592,821        635,013          5,470          5,376        161,924        170,554
Due after five years through ten years      2,113,332      2,205,482            886            988        300,469        333,333
Due after ten years                         3,560,878      3,792,988             --             --        122,911        139,436
                                           ----------     ----------     ----------     ----------     ----------     ----------
                                           $6,350,967      6,718,615          6,356          6,364        618,628        677,313
                                           ==========     ==========     ==========     ==========     ==========     ==========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

The Company reviews investments for OTI based on a number of factors. Each security subject to review is analyzed by investment personnel to determine the nature of the price decline. For fixed income securities, declines in value related to interest rate changes are deemed to be temporary provided the Company determines that there is the ability and intent to hold those securities until maturity or until price recovery. Declines related to credit quality issues are looked at on the basis of two key criteria. The nature of the decline is analyzed to determine whether or not the issues involved are of a long-term nature or simply short term. Examples of short-term phenomena that can have adverse impacts on bond prices include trading imbalances due to speculation activity or low overall trading volume. As with interest rate declines, the Company analyzes temporary impairments due to these short-term issues and determines whether or not there is both the ability and intent to hold the security in question until maturity or until price recovery.

Based upon analysis as described above, the Company believes that no securities reflected in the table below as of December 31, 2004 were other-than-temporarily impaired and, therefore, no write-downs were deemed necessary.

                                             LESS THAN 12 MONTHS         12 MONTHS OR LONGER                 TOTAL
                                          ------------------------     ------------------------     ------------------------
                                            FAIR        UNREALIZED       FAIR        UNREALIZED       FAIR        UNREALIZED
                                            VALUE        LOSSES          VALUE         LOSSES         VALUE         LOSSES
                                          ---------     ----------     ---------     ----------     ---------     ----------
U.S. Treasury securities and
   obligations of U.S. government         $  73,600        (1,027)       225,016        (7,582)       298,616        (8,609)

Federal agency issued securities            158,555        (1,336)        20,122          (727)       178,677        (2,063)

Obligations of states and political
   subdivisions                              16,602           (61)        12,126          (178)        28,728          (239)

Debt securities issued by foreign
   governments                                9,221           (29)            --            --          9,221           (29)

Corporate securities                        364,881        (9,749)       481,512       (30,778)       846,393       (40,527)

Mortgage-backed securities                  177,878        (2,783)       157,223       (68,602)       335,101       (71,385)
                                          ---------     ---------      ---------     ---------      ---------     ---------
      Total fixed maturity securities       800,737       (14,985)       895,999      (107,867)     1,696,736      (122,852)

Equity securities                                --            --             67           (90)            67           (90)
                                          ---------     ---------      ---------     ---------      ---------     ---------

      Total impaired securities           $ 800,737       (14,985)       896,066      (107,957)     1,696,803      (122,942)
                                          =========     =========      =========     =========      =========     =========

Proceeds from the sale of securities available-for-sale (excluding calls) during 2004, 2003, and 2002 were $684,925, $909,767, and $1,602,249, respectively.
Gross gains of $11,324 ($32,633 in 2003 and $37,359 in 2002) and gross losses of $36,880 ($9,834 in 2003 and $121,404 in 2002) were realized on those sales.

Proceeds from the sale of securities held-to-maturity during 2004, 2003 and 2002 were $9,936, $0 and $12,130, respectively. Gross gains of $429 ($0 in 2003 and $297 in 2002) and gross losses of $40 ($0 in 2003 and $4,891 in 2002) were realized on those sales.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      Investments with an amortized cost of $16,008 and $14,352 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

      Real estate is presented at cost less accumulated depreciation of $193 in 2004 ($1,007 in 2003), and corresponding valuation allowance of $0 in 2004 and 2003.

      The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There was one foreclosure of mortgage loans in 2004 and no foreclosures in 2003.

(6)   FUTURE POLICY BENEFITS AND CLAIMS

      The liability for future policy benefits for universal life policies and investment contracts (approximately 84% and 84% of the total liability for future policy benefits as of December 31, 2004 and 2003, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.7%, 5.4%, and 6.1% for the years ended December 31, 2004, 2003, and 2002, respectively.

      The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

   YEAR OF ISSUE          INTEREST RATE
   -------------          -------------
2004, 2003, and 2002             4.0%
2001 and prior             2.5 - 6.0%

      (a)   WITHDRAWALS

            Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

      (b)   MORTALITY AND MORBIDITY

            Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(7)   NOTES PAYABLE

      On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021. On July 11, 1994, ONLIC issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the new notes, $15,000 of the notes issued on July 11, 1994 were retired. The remaining balance of the 1994 issue was paid off in 2004.

      Total interest expense was $9,683, $11,106, and $11,106 for the years ended December 31, 2004, 2003, and 2002, respectively. Included in total interest expense were amounts paid to ONFS in 2004, 2003 and 2002 of $3,750. Total interest expense is included in investment expenses as a component of net investment income.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

(8)   GOODWILL AND OTHER INTANGIBLE ASSETS

      In connection with the acquisition of NSLAC by SMON in 2002, SMON identified intangible assets related to the insurance licenses acquired. These licenses are indefinite lived intangible assets as defined under SFAS No. 142, Goodwill and Other Intangible Assets.

      As a result of the consolidation of SMON into ONLIC's consolidated financial results during 2004, the Company included the NSLAC related goodwill and other intangible assets in the amount of $1,068 as a component of other assets in the consolidated balance sheet.

      The Company's only intangible asset is related to insurance licenses acquired with the purchase of NSLAC. The value of the intangible is primarily dependent upon the maintenance of the New York license. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

      The goodwill asset is also entirely attributable to the NSLAC purchase. NSLAC is not consolidated for tax purposes and currently pays no federal income taxes. However, if NSLAC becomes a taxpayer in the future, NLSAC would take a tax deduction for goodwill over a 15-year life. Goodwill is tested annually for impairment. Impairment testing consists of determining a fair value for NSLAC. When evaluating whether goodwill is impaired, the Company compares the fair value of NSLAC to NSLAC's carrying value, including goodwill. If the carrying amount of NSLAC exceeds its fair value, an impairment loss must be measured. Based upon impairment testing for the years ended December 31, 2004, 2003 and 2002, no impairment was deemed necessary.

(9)   FEDERAL INCOME TAX

      Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). The DRA eliminated any additional deferrals to the PSA. No distributions from the PSA were made in 2004, 2003 or 2002. The pre-tax balance of the PSA was approximately $5,257 as of December 31, 2004 and 2003. In prior years, the Company considered the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax was provided for such distributions in the financial statements. The American Jobs Creation Act of 2004 (AJCA) provides for the suspension of tax on distributions from the PSA made during the period January 1, 2005 through December 31, 2006. Due to this favorable legislation, the Company believes the PSA will be eliminated without incurring a tax and therefore, no Federal income tax has been provided for in the financial statements.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

Total Federal income tax expense for the years ended December 31, 2004, 2003, and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                               2004
                                                         ------------------
                                                          AMOUNT        %
                                                         --------      ----
Computed (expected) tax expense                          $ 60,213      35.0%
Dividends received deduction and tax exempt interest       (1,146)     (0.7)
Other, net                                                   (725)     (0.4)
                                                         --------      ----
      Total expense and effective rate                   $ 58,342      33.9%
                                                         ========      ====

Cumulative effect of change in accounting principle
   tax expense                                           $    268
                                                         ========

                                                               2003
                                                         ------------------
                                                          AMOUNT        %
                                                         --------      ----
Computed (expected) tax expense                          $ 78,476      35.0%
Dividends received deduction and tax exempt interest       (1,267)     (0.6)
Other, net                                                 (3,616)     (1.6)
                                                         --------      ----
      Total expense and effective rate                   $ 73,593      32.8%
                                                         ========      ====

Cumulative effect of change in accounting principle
   tax benefit                                           $ 14,968
                                                         ========

                                                               2002
                                                         ------------------
                                                          AMOUNT        %
                                                         --------      ----
Computed (expected) tax expense                          $ 25,318      35.0%
Dividends received deduction and tax exempt interest       (1,461)     (2.0)
Other, net                                                 (1,609)     (2.2)
                                                         --------      ----
      Total expense and effective rate                   $ 22,248      30.8%
                                                         ========      ====

Cumulative effect of change in accounting
   principle tax benefit                                 $     --
                                                         ========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2004 and 2003 relate to the following:

                                                        2004           2003
                                                      ---------      ---------
Deferred tax assets:
   Pension and benefit obligations                    $  15,916         18,745
   Future policy benefits                               580,098        464,697
   Mortgage loans on real estate                          2,558          2,546
   Net operating and capital loss carryforward              367          4,952
   Other                                                 24,944         31,946
                                                      ---------      ---------
         Total gross deferred tax assets                623,883        522,886
   Valuation allowance on deferred tax assets               297             --
                                                      ---------      ---------
         Net deferred tax assets                        623,586        522,886

Deferred tax liabilities:
   Fixed maturity securities available-for-sale         129,131         77,367
   Deferred policy acquisition costs                    160,347        152,143
   Other fixed maturities, equity securities, and
      other long-term investments                           361            112
   Fixed assets                                           5,264          6,048
   Reinsurance recoverable                              445,063        342,417
   Other                                                  7,074         17,723
                                                      ---------      ---------
         Total gross deferred tax liabilities           747,240        595,810
                                                      ---------      ---------
         Net deferred tax liability                   $(123,654)       (72,924)
                                                      =========      =========

The Company is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in tax returns in future years. At December 31, 2004, the Company had net operating losses of $2,429 and a capital loss carryforward of $20 from its subsidiary, NSLAC, which was first consolidated in 2004. The net operating losses of NSLAC are subject to Federal income tax limitations that only allow the net operating losses to be used to offset future taxable income of NSLAC. The Company believes it is unlikely the net operating losses will be fully utilized within the allowable carry forward period. At December 31, 2004, the Company established a valuation allowance of $297 for NSLAC on the net deferred assets in excess of the net deferred liabilities using the graduated tax rate of 15%.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(10)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

      SFAS 107 requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, for this and other reasons, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

      The following methods and assumptions were used by the Company in estimating its fair value disclosures:

      - CASH, SHORT-TERM INVESTMENTS, AND POLICY LOANS - The carrying amount reported in the consolidated balance sheets for these instruments approximate their fair value.

      - INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities generally are determined from quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and duration of investments.

      - SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract value in the Separate Account portfolios.

      - MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

      - DEFERRED AND IMMEDIATE ANNUITY AND INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

      - NOTES PAYABLE - The fair value for the notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality, and maturity of similar debt instruments.

      - POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

The carrying amount and estimated fair value of financial instruments subject to SFAS 107 disclosure were as follows as of December 31:

                                                                 2004
                                                       -------------------------
                                                        CARRYING      ESTIMATED
                                                         AMOUNT       FAIR VALUE
                                                       ----------     ----------
Assets:
   Investments:
      Securities available for-sale:
         Fixed maturities                              $6,718,615      6,718,615
         Equity securities                                 16,244         16,244
      Fixed maturities held-to-maturity                   618,628        677,313
      Trading securities:
         Reinsurance portfolio                              6,364          6,364
         Seed money                                         7,321          7,321
      Mortgage loans on real estate                     1,200,919      1,290,152
      Policy loans                                        189,608        189,608
      Short-term investments                               10,703         10,703
   Cash                                                    41,859         41,859
   Assets held in Separate Accounts                     2,861,577      2,861,577

Liabilities:
   Guaranteed investment contracts                     $  311,462        312,283
   Individual deferred annuity contracts                4,500,101      4,516,760
   Other annuity contracts                                710,694        737,378
   Policyholders' dividend accumulations and other
      policyholder funds                                   97,028         97,028
   Notes payable                                           99,528        123,898
   Liabilities related to Separate Accounts             2,861,577      2,861,577

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

                                                                       2003
                                                           --------------------------
                                                             CARRYING      ESTIMATED
                                                              AMOUNT       FAIR VALUE
                                                           -------------   ----------
Assets:
   Investments:
      Securities available-for-sale:
         Fixed maturities                                  $   6,247,095    6,247,095
         Equity securities                                           909          909
      Fixed maturities held-to-maturity                          649,192      718,833
      Trading securities                                         656,817      656,817
      Mortgage loans on real estate                            1,212,737    1,285,643
      Policy loans                                               184,264      184,264
   Cash                                                           88,821       88,821
   Assets held in Separate Accounts                            2,272,362    2,272,362

Liabilities:
   Guaranteed investment contracts                         $     443,040      457,012
   Individual deferred annuity contracts                       4,993,412    4,344,838
   Other annuity contracts                                       748,392      809,286
   Policyholders' dividend accumulations and other
      policyholder funds                                          93,637       93,637
   Notes payable                                                 134,495      155,218
   Liabilities related to Separate Accounts                    2,261,434    2,261,434

(11)  ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

      (a)   FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

            The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $43,563 and $91,734 as of December 31, 2004 and 2003, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      (b)   SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

            Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 11% of the total loan portfolio as of December 31, 2004. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2004 and 2003:

                                                               2004           2003
                                                           -------------   ----------
Mortgage assets by type:
   Retail                                                  $     366,214     371,275
   Office                                                        382,456     376,010
   Apartment                                                     160,103     185,030
   Industrial                                                    164,245     150,592
   Other                                                         134,001     135,892
                                                           -------------   ---------
                                                               1,207,019   1,218,799

   Less valuation allowances                                       6,100       6,062
                                                           -------------   ---------
           Total mortgage loans on real estate, net        $   1,200,919   1,212,737
                                                           =============   =========

(12)  PENSIONS AND OTHER POSTRETIREMENT BENEFITS

      (a)   HOME OFFICE PENSION PLANS

            The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. The plan includes participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

            The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits.

            The Company also has other deferred compensation and supplementary plans.

            The measurement date was December 31.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(b)   HOME OFFICE POST-RETIREMENT BENEFIT PLAN

      The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. The Plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements. The retirees contribute approximately 59% of premium for coverage.

      The Plan includes participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company.

      The measurement date was December 31.

(c)   AGENTS' PENSION PLAN

      The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. The Plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in the Plan.

      The measurement date was December 31.

(d)   AGENTS' POST-RETIREMENT BENEFITS PLAN

      The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1996 who meet the retirement age and service requirements are eligible for these benefits. The health plan is contributory, with retirees contributing approximately 50% of premium for coverage.

      The Company has not yet been able to determine whether the Plan's prescription drug benefit is actuarially equivalent to the Medicare Part D benefit. Therefore, neither the Accumulated Post-Retirement Benefit Obligation nor the Net Periodic Benefit Cost reflect any amount attributable to the Medicare Act's federal subsidy component.

      The measurement date was December 31.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(e)   OBLIGATIONS AND FUNDED STATUS

      Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31, 2004 and 2003 is as follows:

                                                                         PENSION  BENEFITS                OTHER  BENEFITS
                                                                      -----------------------           --------------------
                                                                         2004          2003              2004         2003
                                                                      -----------     -------           -------     --------
Change in benefit obligation:
  Projected benefit obligation at beginning of year                   $    59,783      51,176             8,939       9,335
  Service cost                                                              2,771       2,337               178         260
  Interest cost                                                             3,821       3,720               536         704
  Actuarial (gain)/loss                                                       (67)      4,258              (756)     (1,043)
  Benefits paid*                                                           (2,523)     (1,708)             (358)       (317)
                                                                      -----------     -------           -------     -------

  Projected benefit obligation at end of year                         $    63,785      59,783             8,539       8,939
                                                                      ===========     =======           =======     =======
Accumulated benefit obligation                                        $    55,135      50,766                 -           -
                                                                      ===========     =======           =======     =======
Change in plan assets:
  Fair value of plan assets at beginning of year                      $    31,007      25,988                 -           -
  Actual return on plan assets                                              3,937       6,331                 -           -
  Benefits and expenses paid                                               (2,175)     (1,312)                -           -
                                                                      -----------     -------           -------     -------
  Fair value of plan assets at end of year                            $    32,769      31,007                 -           -
                                                                      ===========     =======           =======     =======
Funded status                                                         $   (31,016)    (28,776)           (8,539)     (8,939)
Unrecognized net actuarial (gain)/loss                                     14,452      17,153            (1,947)     (1,353)
Unrecognized prior service cost/(benefit)                                  (1,039)     (2,072)           (3,721)     (4,226)
                                                                      -----------     -------           -------     -------
              Net amount recognized                                   $   (17,603)    (13,695)          (14,207)    (14,518)
                                                                      ===========     =======           =======     =======

* Benefits paid include amounts paid from both funded and unfunded benefit plans.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

                                                          PENSION BENEFITS               OTHER BENEFITS
                                                     ------------------------         ---------------------
                                                       2004            2003            2004          2003
                                                     ----------       -------         -------       -------
Amounts recognized in the statement of financial
  position consist of:
     Prepaid benefit costs                           $    4,567         6,147              --            --
     Accrued benefit costs                              (24,310)      (20,531)        (14,206)      (14,518)
     Intangible assets                                      597         1,003              --            --
     Accumulated other
        comprehensive income                              1,543          (314)             --            --
                                                     ----------       -------         -------       -------

              Net amount recognized                  $  (17,603)      (13,695)        (14,206)      (14,518)
                                                     ==========       =======         =======       =======

                                                                 PENSION BENEFITS
                                                     ----------------------------------------
                                                       2004             2003           2002
                                                     ----------        ------          ------
Components of net periodic benefit cost:
     Service cost                                    $    2,771         2,337           1,830
     Interest costs                                       3,821         3,720           3,553
     Expected return on plan assets                      (2,551)       (2,124)         (2,329)
     Amortization of prior service cost                    (220)         (220)           (241)
     Amortization of net (gain) loss                      1,247         1,626             959
                                                     ----------        ------          ------

           Net periodic benefit cost                 $    5,068         5,339           3,772
                                                     ==========        ======          ======

                                                                   OTHER BENEFITS
                                                     ----------------------------------------
                                                        2004             2003            2002
                                                     ----------          ----            ----
Components of net periodic benefit cost:
     Service cost                                    $      178           260             286
     Interest costs                                         536           704             669
     Amortization of prior service cost                    (505)         (505)           (505)
     Amortization of net (gain) loss                       (162)           --              --
                                                     ----------          ----            ----

           Net periodic benefit cost                 $       47           459             450
                                                     ==========          ====            ----

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

Information for pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31, 2004 and 2003 is as follows:

                                         PENSION BENEFITS            OTHER BENEFITS
                                      -----------------------        ---------------
                                         2004           2003         2004       2003
                                      ------------     ------        ----       ----
Information for pension plans
  with an accumulated benefit
  obligation in excess of plan
  assets:
     Projected benefit obligation     $     26,530     23,732           -          -
     Accumulated benefit obligation         24,310     20,531           -          -
     Fair value of plan assets                   -          -           -          -

(f)   Assumptions

                                               PENSION BENEFITS               OTHER BENEFITS
                                              --------------------         -------------------
                                              2004            2003         2004           2003
                                              ----            ----         -----          ----
Weighted average assumptions
   used to determine benefit
   obligations at December 31:
      Discount rate                           5.40%           5.40%         6.25%         6.25%
      Rate of compensation increase           4.00%           4.10%            -             -
Weighted average assumptions
   used to determine net periodic
   benefit cost at January 1:
      Discount rate                           5.40%           6.20%         6.25%         7.00%
      Expected long-term return on
         plan assets                          8.50%           8.50%            -             -
      Rate of compensation increase           4.00%           4.00%            -             -
      Health care cost trend rate
         assumed for next year                   -               -         10.00%         10.00%
      Rate to which the health cost
         trend rate is assumed to
         decline (the ultimate
         trend rate)                             -               -          6.00%         6.00%
      Year that the rate reaches the
         ultimate trend rate                     -               -          2008          2007

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                  1 PERCENTAGE          1 PERCENTAGE
                                                                     POINT                 POINT
                                                                    INCREASE              DECREASE
                                                                  ------------          ------------
Effect on total of 2004 service cost and interest cost            $         89                   (42)
Effect on 2004 other post-retirement benefit obligation                  1,003                  (477)

(g)   PLAN ASSETS

      The Company's qualified pension plan had weighted-average asset allocations at December 31, 2004 and 2003, by asset category as follows:

                                      PLAN ASSETS AT DECEMBER 31
                                      --------------------------
                                      2004                  2003
                                      ----                  ----
Equity securities                       75%                   65%
Debt securities                         18%                   24%
Real estate                              5%                    4%
Other                                    2%                    7%
                                      ----                  ----
        Total                          100%                  100%
                                      ====                  ====

      The assets of the Company's defined benefit pension plan (the Plan) are invested in a group variable annuity contract offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan's short-term liquidity needs and its long-term liabilities.

      For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan Committee.

      The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 30% of the weighted average return and equity securities make up 70% of the weighted average return.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(h)   CASH FLOWS

      (i)   CONTRIBUTIONS

            The Company expects to contribute $1,448 to its qualified pension plan and $0 to its other post-retirement benefit plans in 2005.

      (ii)  ESTIMATED FUTURE BENEFIT PAYMENTS

            The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                       PENSION                 OTHER
                                       BENEFITS               BENEFITS
                                      ---------               --------
2005                                  $   4,200                   296
2006                                      3,992                   313
2007                                      4,877                   330
2008                                      4,792                   331
2009                                      6,892                   332
2010-2014                                44,002                 1,671

(i)   OTHER PLAN EXPENSES

      The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2004, 2003, and 2002 were $2,040, $2,292, and $1,860 respectively.

      Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $696, $484, and $447, in 2004, 2003, and 2002, respectively.

(j)   ONFS EMPLOYEES

      The Company's qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS's employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(13)  REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

      As of December 31, 2004, ONLIC, ONLAC and NSLAC exceeded the minimum risk-based capital (RBC) requirements as established by the NAIC.

      The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $73,400 may be paid by ONLIC to ONFS in 2005 without prior approval. Dividends of approximately $30,000 and $8,000 were paid by ONLIC to ONFS in 2004 and 2003, respectively. No dividends were paid by ONLIC to ONFS in 2002.

      The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $12,800 may be paid by ONLAC to ONLIC in 2005 without prior approval. ONLAC paid $5,000 to ONLIC in 2004, $8,438 in 2003, and $12,000 in 2002.

      The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2005 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2004 or 2003.

      In order to strengthen ONLIC's statutory capital position, ONFS made a $12,963 capital contribution to ONLIC in 2004, a $96,000 capital contribution in 2003, and a $50,000 capital contribution in 2002.

(14)  BANK LINE OF CREDIT

      As of December 31, 2004, the Company had a $100,000 revolving credit facility, of which $50,000 was available at the Company's request. The remaining $50,000 was available at the discretion of the credit line provider. The Company utilized this facility on various occasions in 2004 and 2003 for amounts up to $50,000. Total interest and fees paid on this line of credit were $323 in 2004 and $161 in 2003. There was no borrowing outstanding on this facility as of December 31, 2004 or as of December 31, 2003.

(15)  CONTINGENCIES

      ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(16)  REINSURANCE

      The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 18%, 17%, and 20% of gross earned life and accident and health premiums during 2004, 2003, and 2002, respectively.

      The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from 1/3 to 2/3 of the business produced. Prior to August 2004, one of these contracts was on a funds withheld basis and was subject to the parameters of the DIG B36. DIG B36 requires the bifurcation and valuation of the embedded derivative associated with a funds withheld contract. The change in the value of this derivative is shown on the face of the income statement. Prior to the adoption of DIG B36 in 2003, the Company recognized a liability as of December 31, 2002 of $33,819 related to unrealized gains that would be payable to reinsurers if realized. This liability was a reduction to Other Comprehensive Income.

      The ceded reserves attributable to coinsurance agreements were $1,012,149 and $739,227 as of December 31, 2004 and 2003, respectively.

(17)  SEGMENT INFORMATION

      The Company conducts its business in three operating segments: individual life insurance, pension and annuities, and other insurance. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes NSLAC joint venture results as well as individual disability insurance and group life and disability insurance. These lines are viewed as "complementary" lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. In addition to our operating segments, certain assets not specifically allocated to support any product line, along with various corporate expenses and liabilities, are assigned to the corporate segment. All revenue, expense, asset, and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                         December 31,2004,2003 and 2002

                             (Dollars in thousands)

The Company entered into a Succession Rights Agreement with The Canada Life Assurance Company effective April 6, 2001 relating to the Company's group life and health insurance. The amount shown in "Other income" for the other insurance segment in 2001 is the earned portion of the proceeds generated by this agreement. The final $1,165 of additional proceeds were recognized in earnings in 2002 as all final obligations of the agreement were met.

                                                     YEAR ENDED OR AS OF DECEMBER 31, 2004
                                  --------------------------------------------------------------------------------
                                    INDIVIDUAL         PENSION            OTHER
                                  LIFE INSURANCE    AND ANNUITIES       INSURANCE        CORPORATE        TOTAL
                                  --------------    -------------       ---------        ---------      ----------
Revenues:
  Traditional life insurance
    premiums                             162,789                -               -                -         162,789
  Annuity premiums and charges                 -           47,873             233                -          48,106
  Universal life policy charges           83,918                -               -                -          83,918
  Accident and health
     insurance premiums                        -                -          20,611                -          20,611
  Investment management fees                 496            4,648               -                -           5,144
  Change in value of trading
    portfolio                                  -                -               -          (30,860)        (30,860)
  Change in value of reinsurance
     derivative                                -                -               -           31,083          31,083
  Net investment income                  162,867          389,776          10,419            2,713         565,775
  Net realized investment losses               -                -               -          (24,109)        (24,109)
  Other income                               915           31,071               -            1,001          32,987
                                  --------------    -------------       ---------        ---------      ----------
                                         410,985          473,368          31,263          (20,172)        895,444
                                  --------------    -------------       ---------        ---------      ----------
Benefits and expenses:
  Benefits and claims                    241,087          251,673          22,017              491         515,268
  Provision for policyholders'
     dividends on participating
     policies                             29,934                1           1,068                -          31,003
  Operating expenses                      73,034           98,391           3,318            2,392         177,135
                                  --------------    -------------       ---------        ---------      ----------
                                         344,055          350,065          26,403            2,883         723,406
                                  --------------    -------------       ---------        ---------      ----------
Income before Federal income
  taxes and cumulative effect of
  change in accounting
  principle                       $       66,930          123,303           4,860          (23,055)        172,038
                                  ==============    =============       =========        =========      ==========
Total assets as of
  December 31, 2004               $    2,961,050        9,616,431         299,405          839,206      13,716,092
                                  ==============    =============       =========        =========      ==========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                         December 31,2004,2003 and 2002

                             (Dollars in thousands)

                                                          YEAR ENDED OR AS OF DECEMBER 31, 2003
                                     --------------------------------------------------------------------------------
                                       INDIVIDUAL         PENSION            OTHER
                                     LIFE INSURANCE    AND ANNUITIES       INSURANCE        CORPORATE        TOTAL
                                     --------------    -------------       ---------        ---------      ----------
Revenues:
  Traditional life insurance
    premiums                         $      138,669                -               -                -         138,669
  Annuity premiums and charges                    -           44,968               -                -          44,968
  Universal life policy charges              76,110                -               -                -          76,110
  Accident and health
     insurance premiums                           -                -          17,139                -          17,139
  Investment management fees                    449            3,775               -                -           4,224
  Change in value of trading
    portfolio                                     -                -               -           31,267          31,267
  Change in value of reinsurance
     derivative                                   -                -               -           11,423          11,423
  Net investment income                     152,373          369,299           9,971           15,221         546,864
  Net realized investment losses                  -                -               -           (3,350)         (3,350)
  Other income                                  430           21,799             286            1,780          24,295
                                     --------------    -------------       ---------        ---------      ----------
                                            368,031          439,841          27,396           56,341         891,609
                                     --------------    -------------       ---------        ---------      ----------
Benefits and expenses:
  Benefits and claims                       220,443          237,892          16,915                -         475,250
  Provision for policyholders'
    dividends on participating
    policies                                 30,592                7             732                -          31,331
  Operating expenses                         57,544           97,096           4,400            1,772         160,812
                                     --------------    -------------       ---------        ---------      ----------
                                            308,579          334,995          22,047            1,772         667,393
                                     --------------    -------------       ---------        ---------      ----------
Income before Federal income
  taxes and cumulative effect of
  change in accounting  principle    $       59,452          104,846           5,349           54,569         224,216
                                     ==============    =============       =========        =========      ==========
Total assets as of
  December 31, 2003                  $    2,896,301        9,226,722         226,171          668,586      13,017,780
                                     ==============    =============       =========        =========      ==========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

                                                       YEAR ENDED OR AS OF DECEMBER 31, 2002
                                  --------------------------------------------------------------------------------
                                    INDIVIDUAL         PENSION            OTHER
                                  LIFE INSURANCE    AND ANNUITIES       INSURANCE        CORPORATE        TOTAL
                                  --------------    -------------       ---------        ---------      ----------
Revenues:
  Traditional life insurance
     premiums                     $      126,794                -             881                -         127,675
  Annuity premiums and charges                 -           42,256               -                -          42,256
  Universal life policy charges           69,777                -               -                -          69,777
  Accident and health
     insurance premiums                        -                -          20,210                -          20,210
  Investment management fees                 502            3,635               -                -           4,137
  Net investment income                  143,773          311,153          10,216           (3,700)        461,442
  Net realized losses on
     investments                               -                -               -          (64,164)        (64,164)
  Other income                               172           16,065           1,342              243          17,822
                                  --------------    -------------       ---------        ---------      ----------
                                         341,018          373,109          32,649          (67,621)        679,155
                                  --------------    -------------       ---------        ---------      ----------
Benefits and expenses:
  Benefits and claims                    188,222          218,617          20,783              407         428,029
  Provision for policyholders'
     dividends on participating
     policies                             30,073                9             416                -          30,498
  Operating expenses                      61,342           91,033           6,737          (10,821)        148,291
                                  --------------    -------------       ---------        ---------      ----------
                                         279,637          309,659          27,936          (10,414)        606,818
                                  --------------    -------------       ---------        ---------      ----------
Income (loss) before Federal
  income taxes                    $       61,381           63,450           4,713          (57,207)         72,337
                                  ==============    =============       =========        =========      ==========
Total assets as of
  December 31, 2002               $    2,640,390        8,030,411         232,669          261,670      11,165,140
                                  ==============    =============       =========        =========      ==========

(18)  RELATED PARTY TRANSACTIONS

      On December 30, 2003, the Company closed on a $28,000 mortgage with ONFS, its parent. This loan, on the Company's home office building, is at 6.0% for a 10 year term based on a 25 year amortization with monthly payments of $180 beginning February 1, 2004, and a balloon maturity date of January 1, 2014.

(19)  SUBSEQUENT EVENT

      On January 18, 2005, the Company announced the termination of the 2004 stock purchase agreement between SML and ONLIC due to the failure of the agreement to receive the approval of the New York Insurance Department. The agreement called for ONLIC to acquire SML through a sponsored demutualization. SML was to convert to a stock company and then sell its stock to ONLIC. The transaction required the approval of the New York Insurance Department, which officially disapproved the agreement effective December 30, 2004.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
983,703 Shares (Cost $25,100,356)...............  $ 27,396,125       $ 26,779,994         $  616,131        $ 27,396,125
Money Market Subaccount
198,479 Shares (Cost $1,984,787)................     1,984,787          1,338,174            646,613           1,984,787
Bond Subaccount
298,362 Shares (Cost $3,096,700)................     3,380,446          3,375,351              5,095           3,380,446
Omni Subaccount
732,779 Shares (Cost $12,050,482)...............     9,562,768          9,373,938            188,830           9,562,768
International Subaccount
772,530 Shares (Cost $10,211,762)...............     7,601,692          7,591,213             10,479           7,601,692
Capital Appreciation Subaccount
553,506 Shares (Cost $7,243,577)................     9,027,680          8,941,347             86,333           9,027,680
Discovery Subaccount
350,765 Shares (Cost $8,046,018)................     6,513,701          6,513,701                  0           6,513,701
International Small Company Subaccount
184,225 Shares (Cost $2,421,708)................     2,706,262          2,706,262                  0           2,706,262
Aggressive Growth Subaccount
120,250 Shares (Cost $1,230,811)................       716,692            716,692                  0             716,692
Small Cap Growth Subaccount
138,414 Shares (Cost $1,825,718)................     1,132,230          1,132,230                  0           1,132,230
Mid Cap Opportunity Subaccount
473,810 Shares (Cost $6,826,211)................     7,500,413          7,483,543             16,870           7,500,413
S&P 500 Index Subaccount
762,366 Shares (Cost $10,287,710)...............     9,575,322          9,472,038            103,284           9,575,322
Blue Chip Subaccount
23,834 Shares (Cost $226,734)...................       260,986            260,986                  0             260,986
High Income Bond Subaccount
40,758 Shares (Cost $311,698)...................       352,553            352,553                  0             352,553
Capital Growth Subaccount
26,332 Shares (Cost $577,660)...................       452,649            452,649                  0             452,649
Nasdaq-100 Index Subaccount
67,447 Shares (Cost $241,814)...................       281,928            281,928                  0             281,928
Bristol Subaccount
7,969 Shares (Cost $76,777).....................        80,165             80,165                  0              80,165
Bryton Growth Subaccount
5,749 Shares (Cost $50,232).....................        57,659             57,659                  0              57,659

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
DOW TARGET 10 PORTFOLIOS:
First Quarter Subaccount
5,411 Shares (Cost $40,090).....................  $     55,629       $     55,629         $        0        $     55,629
Second Quarter Subaccount
3,002 Shares (Cost $29,017).....................        33,325             33,325                  0              33,325
Third Quarter Subaccount
1,282 Shares (Cost $10,563).....................        12,299             12,299                  0              12,299
Fourth Quarter Subaccount
5,055 Shares (Cost $43,480).....................        53,885             53,885                  0              53,885

DOW TARGET 5 PORTFOLIOS:
First Quarter Subaccount
5,560 Shares (Cost $42,937).....................        58,155             58,155                  0              58,155
Second Quarter Subaccount
3,523 Shares (Cost $29,465).....................        35,297             35,297                  0              35,297
Third Quarter Subaccount
48 Shares (Cost $447)...........................           477                477                  0                 477
Fourth Quarter Subaccount
8,034 Shares (Cost $66,138).....................        83,557             83,557                  0              83,557

JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
Growth Subaccount
50,409 Shares (Cost $1,503,444).................     1,011,701          1,011,701                  0           1,011,701
Worldwide Growth Subaccount
32,129 Shares (Cost $1,324,377).................       860,416            842,436             17,980             860,416
Balanced Subaccount
66,231 Shares (Cost $1,630,843).................     1,615,371          1,585,056             30,315           1,615,371

STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II Subaccount
14,427 Shares (Cost $289,905)...................       323,886            322,988                898             323,886
Multi Cap Value II Subaccount
18,917 Shares (Cost $171,214)...................       222,654            222,654                  0             222,654
Mid Cap Growth II Subaccount
22,156 Shares (Cost $470,954)...................       362,470            362,470                  0             362,470

VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS -- CLASS I:
US Real Estate Subaccount
20,741 Shares (Cost $329,998)...................       424,773            424,773                  0             424,773

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
25,932 Shares (Cost $261,187)...................  $    303,661       $    303,661         $        0        $    303,661
Core US Equity Subaccount
9,212 Shares (Cost $101,049)....................       114,418            114,418                  0             114,418
Capital Growth Subaccount
3,226 Shares (Cost $31,165).....................        33,522             33,522                  0              33,522

LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
22,869 Shares (Cost $216,037)...................       318,110            318,110                  0             318,110
Small Cap Subaccount
53,244 Shares (Cost $666,784)...................       899,821            899,821                  0             899,821

PBHG INSURANCE SERIES FUND:
Technology & Communications Subaccount
21,060 Shares (Cost $61,037)....................        48,859             48,859                  0              48,859

FIDELITY VARIABLE INSURANCE PRODUCTS FUND --
SERVICE CLASS 2:
VIP Mid-Cap Subaccount
60,753 Shares (Cost $1,267,306).................     1,815,306          1,815,306                  0           1,815,306
VIP Contrafund Subaccount
46,272 Shares (Cost $1,004,869).................     1,219,265          1,219,265                  0           1,219,265
VIP Growth Subaccount
12,098 Shares (Cost $388,672)...................       382,795            382,795                  0             382,795
VIP Equity Income Subaccount
4,749 Shares (Cost $109,005)....................       119,146            119,146                  0             119,146

JANUS ASPEN SERIES -- SERVICE SHARES:
Growth Subaccount
3,583 Shares (Cost $92,971).....................        71,092             71,092                  0              71,092
Worldwide Growth Subaccount
3,896 Shares (Cost $148,530)....................       103,702            103,702                  0             103,702
Balanced Subaccount
14,146 Shares (Cost $334,541)...................       357,041            357,041                  0             357,041
International Growth Subaccount
1,374 Shares (Cost $32,724).....................        37,004             37,004                  0              37,004

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
1,673 Shares (Cost $20,984).....................  $     24,610       $     24,610         $        0        $     24,610
Investors Growth Stock Subaccount
635 Shares (Cost $4,910)........................         5,927              5,927                  0               5,927
Mid Cap Growth Subaccount
4,870 Shares (Cost $30,759).....................        34,091             34,091                  0              34,091
Total Return Subaccount
52,485 Shares (Cost $954,938)...................     1,115,304          1,115,304                  0           1,115,304

JP MORGAN SERIES TRUST II:
Small Company Subaccount
8,748 Shares (Cost $109,122)....................       156,418            156,418                  0             156,418
Mid Cap Value Subaccount
12,933 Shares (Cost $271,901)...................       335,214            335,214                  0             335,214

PIMCO VARIABLE INSURANCE TRUST --
ADMINISTRATIVE SHARES:
Real Return Subaccount
122,637 Shares (Cost $1,523,763)................     1,584,465          1,584,465                  0           1,584,465
Total Return Subaccount
112,771 Shares (Cost $1,183,084)................     1,185,224          1,185,224                  0           1,185,224
Global Bond Subaccount
3,556 Shares (Cost $44,670).....................        47,184             47,184                  0              47,184

CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
5,914 Shares (Cost $79,438).....................       100,178            100,178                  0             100,178

UBS SERIES TRUST:
U.S. Allocation Subaccount
1,541 Shares (Cost $20,679).....................        20,741             20,741                  0              20,741

THE PRUDENTIAL SERIES FUND, INC.:
Jennison 20/20 Focus Subaccount
139 Shares (Cost $1,462)........................         1,698              1,698                  0               1,698
Jennison Subaccount
797 Shares (Cost $12,605).......................        14,316             14,316                  0              14,316

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE
SHARES:
Appreciation Subaccount
476 Shares (Cost $16,466).......................        16,877             16,877                  0              16,877

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                     ASSETS                        CONTRACT OWNERS' EQUITY
                                                  -------------     -----------------------------------------------------
                                                                                           ANNUITY
                                                                     CONTRACTS IN        RESERVES FOR
                                                   INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                  AT FAIR VALUE     PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  -------------     ---------------     --------------     --------------
ROYCE CAPITAL FUND:
Small-Cap Subaccount
66,259 Shares (Cost $540,862)...................  $    596,330       $    596,330         $        0        $    596,330
Micro-Cap Subaccount
22,394 Shares (Cost $240,818)...................       257,535            257,535                  0             257,535

VAN KAMPEN UNIVERSAL INSTITUTIONAL
FUNDS -- CLASS II:
Core Plus Fixed Income Class II Subaccount
480 Shares (Cost $5,488)........................         5,520              5,520                  0               5,520
US Real Estate Class II Subaccount
2,394 Shares (Cost $41,839).....................        48,794             48,794                  0              48,794
                                                  ------------       ------------         ----------        ------------
TOTALS..........................................  $105,112,121       $103,389,293         $1,722,828        $105,112,121
                                                  ============       ============         ==========        ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                       OHIO NATIONAL FUND, INC.
                                        --------------------------------------------------------------------------------------
                                                        MONEY                                                       CAPITAL
                                          EQUITY        MARKET         BOND          OMNI        INTERNATIONAL    APPRECIATION
                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                        ----------    ----------    ----------    -----------    -------------    ------------
                                           2004          2004          2004          2004            2004             2004
                                        ----------    ----------    ----------    -----------    -------------    ------------
Investment activity:
  Reinvested dividends................  $   11,279    $  25,055     $       0     $  129,274      $         0      $   32,503
  Risk & administrative expense (note
     3)...............................    (253,382)     (19,031)      (45,201)      (100,006)         (81,667)        (92,304)
                                        ----------    ---------     ---------     ----------      -----------      ----------
       Net investment activity........    (242,103)       6,024       (45,201)        29,268          (81,667)        (59,801)
                                        ----------    ---------     ---------     ----------      -----------      ----------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains............           0            0             0              0                0               0
  Realized gain (loss)................    (116,208)          10        73,341       (538,802)      (1,057,056)        244,768
  Unrealized gain.....................   3,136,575            0       140,082      1,070,126        1,977,236         783,228
                                        ----------    ---------     ---------     ----------      -----------      ----------
       Net gain on investments........   3,020,367           10       213,423        531,324          920,180       1,027,996
                                        ----------    ---------     ---------     ----------      -----------      ----------
          Net increase in contract
            owners' equity from
            operations................  $2,778,264    $   6,034     $ 168,222     $  560,592      $   838,513      $  968,195
                                        ==========    =========     =========     ==========      ===========      ==========

                                          OHIO NATIONAL FUND, INC.
                                        ----------------------------
                                                       INTERNATIONAL
                                         DISCOVERY       SMALL CO.
                                        SUBACCOUNT      SUBACCOUNT
                                        -----------    -------------
                                           2004            2004
                                        -----------    -------------
Investment activity:
  Reinvested dividends................  $        0       $ 25,736
  Risk & administrative expense (note
     3)...............................     (68,779)       (27,017)
                                        ----------       --------
       Net investment activity........     (68,779)        (1,281)
                                        ----------       --------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains............           0              0
  Realized gain (loss)................    (581,332)        (7,022)
  Unrealized gain.....................   1,246,938        483,065
                                        ----------       --------
       Net gain on investments........     665,606        476,043
                                        ----------       --------
          Net increase in contract
            owners' equity from
            operations................  $  596,827       $474,762
                                        ==========       ========

                                                                            OHIO NATIONAL FUND, INC.
                                                     ----------------------------------------------------------------------
                                                     AGGRESSIVE    SMALL CAP       MID CAP        S&P 500
                                                       GROWTH        GROWTH      OPPORTUNITY       INDEX        BLUE CHIP
                                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                     ----------    ----------    -----------    -----------    ------------
                                                        2004          2004          2004           2004            2004
                                                     ----------    ----------    -----------    -----------    ------------
Investment activity:
  Reinvested dividends.............................  $       0     $       0     $        0     $   104,064     $    3,339
  Risk & administrative expense (note 3)...........     (7,626)      (11,771)       (76,407)        (86,933)        (2,509)
                                                     ---------     ---------     ----------     -----------     ----------
       Net investment activity.....................     (7,626)      (11,771)       (76,407)         17,131            830
                                                     ---------     ---------     ----------     -----------     ----------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains.........................          0             0              0               0              0
  Realized gain (loss).............................   (173,159)     (320,974)        (6,333)       (217,299)         3,047
  Unrealized gain..................................    236,932       434,671        947,545       1,037,011         16,495
                                                     ---------     ---------     ----------     -----------     ----------
       Net gain on investments.....................     63,773       113,697        941,212         819,712         19,542
                                                     ---------     ---------     ----------     -----------     ----------
          Net increase in contract owners' equity
            from operations........................  $  56,147     $ 101,926     $  864,805     $   836,843     $   20,372
                                                     =========     =========     ==========     ===========     ==========

                                                       OHIO NATIONAL FUND, INC.
                                                     ----------------------------
                                                     HIGH INCOME       CAPITAL
                                                        BOND           GROWTH
                                                     SUBACCOUNT      SUBACCOUNT
                                                     -----------    -------------
                                                        2004            2004
                                                     -----------    -------------
Investment activity:
  Reinvested dividends.............................  $    1,079       $      0
  Risk & administrative expense (note 3)...........      (3,398)        (4,621)
                                                     ----------       --------
       Net investment activity.....................      (2,319)        (4,621)
                                                     ----------       --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains.........................           0              0
  Realized gain (loss).............................      10,703        (54,996)
  Unrealized gain..................................      22,814        129,342
                                                     ----------       --------
       Net gain on investments.....................      33,517         74,346
                                                     ----------       --------
          Net increase in contract owners' equity
            from operations........................  $   31,198       $ 69,725
                                                     ==========       ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                          OHIO NATIONAL FUND, INC.                    DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                   --------------------------------------    ----------------------------------------------------
                                   NASDAQ-100                    BRYTON        FIRST         SECOND        THIRD         FOURTH
                                     INDEX        BRISTOL        GROWTH       QUARTER       QUARTER       QUARTER       QUARTER
                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
                                      2004          2004          2004          2004          2004          2004          2004
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends...........   $     0       $   797        $    0        $    0      $       0     $       0      $      0
  Risk & administrative expense
     (note 3)....................    (2,549)         (720)         (594)         (581)          (350)         (129)         (575)
                                    -------       -------        ------        ------      ---------     ---------      --------
       Net investment activity...    (2,549)           77          (594)         (581)          (350)         (129)         (575)
                                    -------       -------        ------        ------      ---------     ---------      --------
Realized & unrealized gain (loss)
  on investments:
  Reinvested capital gains.......         0         8,195             0             0              0             0             0
  Realized gain..................     4,243         1,279         1,692           143             30            13           100
  Unrealized gain (loss).........    23,767        (4,167)        1,157         1,575            589           382           492
                                    -------       -------        ------        ------      ---------     ---------      --------
       Net gain on investments...    28,010         5,307         2,849         1,718            619           395           592
                                    -------       -------        ------        ------      ---------     ---------      --------
          Net increase in
            contract owners'
            equity from
            operations...........   $25,461       $ 5,384        $2,255        $1,137      $     269     $     266      $     17
                                    =======       =======        ======        ======      =========     =========      ========

                                       DOW TARGET 5 PORTFOLIOS (NOTE 5)               JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                             ----------------------------------------------------    --------------------------------------------
                               FIRST         SECOND        THIRD         FOURTH                       WORLDWIDE
                              QUARTER       QUARTER       QUARTER       QUARTER         GROWTH          GROWTH         BALANCED
                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                             ----------    ----------    ----------    ----------    ------------    ------------    ------------
                                2004          2004          2004          2004           2004            2004            2004
                             ----------    ----------    ----------    ----------    ------------    ------------    ------------
Investment activity:
  Reinvested dividends.....   $     0       $     0        $    0        $    0       $   1,457       $   9,253        $ 36,300
  Risk & administrative
     expense (note 3)......      (593)         (357)           (4)         (843)        (10,613)         (9,173)        (17,234)
                              -------       -------        ------        ------       ---------       ---------        --------
       Net investment
          activity.........      (593)         (357)           (4)         (843)         (9,156)             80          19,066
                              -------       -------        ------        ------       ---------       ---------        --------
Realized & unrealized gain
  (loss) on investments:
  Reinvested capital
     gains.................         0             0             0             0               0               0               0
  Realized gain (loss).....       378            34            (1)        1,604        (147,155)       (200,855)        (19,300)
  Unrealized gain..........     5,249         3,461            35         3,961         186,598         226,200         116,090
                              -------       -------        ------        ------       ---------       ---------        --------
       Net gain on
          investments......     5,627         3,495            34         5,565          39,443          25,345          96,790
                              -------       -------        ------        ------       ---------       ---------        --------
          Net increase in
            contract
            owners' equity
            from
            operations.....   $ 5,034       $ 3,138        $   30        $4,722       $  30,287       $  25,425        $115,856
                              =======       =======        ======        ======       =========       =========        ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                                       VAN KAMPEN
                                                                                                     UNIVERSAL INST.
                                                                                                        FUNDS --
                                                         STRONG VARIABLE INSURANCE FUNDS, INC.           CLASS I
                                                      -------------------------------------------    ---------------
                                                                        MULTI CAP       MID-CAP
                                                      OPPORTUNITY II     VALUE II      GROWTH II     US REAL ESTATE
                                                        SUBACCOUNT      SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                                      --------------    ----------    -----------    ---------------
                                                           2004            2004          2004             2004
                                                      --------------    ----------    -----------    ---------------
Investment activity:
  Reinvested dividends..............................     $     0         $      0      $      0          $  4,989
  Risk & administrative expense (note 3)............      (4,557)          (1,899)       (3,739)           (3,602)
                                                         -------         --------      --------          --------
       Net investment activity......................      (4,557)          (1,899)       (3,739)            1,387
                                                         -------         --------      --------          --------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..........................           0                0             0             5,807
  Realized gain (loss)..............................         789            6,653       (60,973)           57,402
  Unrealized gain...................................      55,371           26,387       118,542            54,359
                                                         -------         --------      --------          --------
       Net gain on investments......................      56,160           33,040        57,569           117,568
                                                         -------         --------      --------          --------
          Net increase in contract owners' equity
            from operations.........................     $51,603         $ 31,141      $ 53,830          $118,955
                                                         =======         ========      ========          ========


                                                      GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                      --------------------------------------
                                                       GROWTH &      CORE US       CAPITAL
                                                        INCOME        EQUITY        GROWTH
                                                      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                      ----------    ----------    ----------
                                                         2004          2004          2004
                                                      ----------    ----------    ----------
Investment activity:
  Reinvested dividends..............................   $  4,302      $ 1,195        $  228
  Risk & administrative expense (note 3)............     (3,133)      (1,071)         (334)
                                                       --------      -------        ------
       Net investment activity......................      1,169          124          (106)
                                                       --------      -------        ------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..........................          0            0             0
  Realized gain (loss)..............................     29,832        1,293            45
  Unrealized gain...................................     19,137       13,000         2,587
                                                       --------      -------        ------
       Net gain on investments......................     48,969       14,293         2,632
                                                       --------      -------        ------
          Net increase in contract owners' equity
            from operations.........................   $ 50,138      $14,417        $2,526
                                                       ========      =======        ======

                                                                          PBHG
                                                                        INSURANCE
                                     LAZARD RETIREMENT SERIES, INC.    SERIES FUND
                                     ------------------------------    -----------
                                        EMERGING                         TECH. &
                                         MARKET          SMALL CAP        COMM.
                                       SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                     ---------------    -----------    -----------
                                          2004             2004           2004
                                     ---------------    -----------    -----------
Investment activity:
  Reinvested dividends.............      $ 1,832         $      0       $      0
  Risk & administrative expense
     (note 3)......................       (2,809)          (9,046)          (544)
                                         -------         --------       --------
       Net investment activity.....         (977)          (9,046)          (544)
                                         -------         --------       --------
Realized & unrealized gain (loss)
  on investments:
  Reinvested capital gains.........            0                0              0
  Realized gain (loss).............       36,100           35,432        (26,503)
  Unrealized gain..................       37,653           85,609         27,145
                                         -------         --------       --------
       Net gain on investments.....       73,753          121,041            642
                                         -------         --------       --------
          Net increase in contract
            owners' equity from
            operations.............      $72,776         $111,995       $     98
                                         =======         ========       ========


                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- FUND SERVICE CLASS 2
                                     -------------------------------------------------------------------
                                                              VIP                           VIP EQUITY
                                       VIP MID-CAP        CONTRAFUND       VIP GROWTH         INCOME
                                        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                     ----------------    -------------    -------------    -------------
                                           2004              2004             2004             2004
                                     ----------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends.............      $      0          $  1,586          $   503          $  585
  Risk & administrative expense
     (note 3)......................       (16,358)           (8,807)          (3,463)           (709)
                                         --------          --------          -------          ------
       Net investment activity.....       (16,358)           (7,221)          (2,960)           (124)
                                         --------          --------          -------          ------
Realized & unrealized gain (loss)
  on investments:
  Reinvested capital gains.........             0                 0                0             152
  Realized gain (loss).............        70,315            20,096           (2,565)             10
  Unrealized gain..................       283,662           119,416           10,217           9,516
                                         --------          --------          -------          ------
       Net gain on investments.....       353,977           139,512            7,652           9,678
                                         --------          --------          -------          ------
          Net increase in contract
            owners' equity from
            operations.............      $337,619          $132,291          $ 4,692          $9,554
                                         ========          ========          =======          ======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                   JANUS ASPEN SERIES -- SERVICE SHARES
                                          -------------------------------------------------------
                                                        WORLDWIDE                   INTERNATIONAL
                                            GROWTH        GROWTH       BALANCED        GROWTH
                                          SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                          ----------    ----------    ----------    -------------
                                             2004          2004          2004           2004
                                          ----------    ----------    ----------    -------------
Investment activity:
  Reinvested dividends..................   $      0      $    935      $  7,904       $    278
  Risk & administrative expense (note
     3).................................       (975)       (1,097)       (3,755)          (293)
                                           --------      --------      --------       --------
       Net investment activity..........       (975)         (162)        4,149            (15)
                                           --------      --------      --------       --------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains..............          0             0             0              0
  Realized gain (loss)..................    (29,793)      (24,519)        2,349           (548)
  Unrealized gain.......................     31,069        28,752        17,549          2,719
                                           --------      --------      --------       --------
       Net gain on investments..........      1,276         4,233        19,898          2,171
                                           --------      --------      --------       --------
          Net increase in contract
            owners' equity from
            operations..................   $    301      $  4,071      $ 24,047       $  2,156
                                           ========      ========      ========       ========

                                               MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                          --------------------------------------------------------
                                             NEW         INVESTORS       MID CAP
                                          DISCOVERY     GROWTH STOCK      GROWTH      TOTAL RETURN
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                          ----------    ------------    ----------    ------------
                                             2004           2004           2004           2004
                                          ----------    ------------    ----------    ------------
Investment activity:
  Reinvested dividends..................   $     0        $     0        $     0         $14,346
  Risk & administrative expense (note
     3).................................      (229)           (56)          (330)         (9,760)
                                           -------        -------        -------         -------
       Net investment activity..........      (229)           (56)          (330)          4,586
                                           -------        -------        -------         -------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains..............         0              0              0               0
  Realized gain (loss)..................     1,181              8         (1,223)         13,221
  Unrealized gain.......................       311            465          3,441          79,746
                                           -------        -------        -------         -------
       Net gain on investments..........     1,492            473          2,218          92,967
                                           -------        -------        -------         -------
          Net increase in contract
            owners' equity from
            operations..................   $ 1,263        $   417        $ 1,888         $97,553
                                           =======        =======        =======         =======

                                                                                          PIMCO VARIABLE INSURANCE TRUST --
                                                     J.P. MORGAN SERIES TRUST II                ADMINISTRATIVE SHARES
                                                     ----------------------------    -------------------------------------------
                                                        SMALL          MID CAP
                                                       COMPANY          VALUE        REAL RETURN    TOTAL RETURN     GLOBAL BOND
                                                      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                     ------------    ------------    -----------    -------------    -----------
                                                         2004            2004           2004            2004            2004
                                                     ------------    ------------    -----------    -------------    -----------
Investment activity:
  Reinvested dividends.............................    $      0        $    630       $ 14,882        $ 21,757         $ 1,319
  Risk & administrative expense (note 3)...........      (1,194)         (2,391)       (16,171)        (12,577)           (743)
                                                       --------        --------       --------        --------         -------
       Net investment activity.....................      (1,194)         (1,761)        (1,289)          9,180             576
                                                       --------        --------       --------        --------         -------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains.........................           0           1,083         48,369          17,122           2,612
  Realized gain (loss).............................         283          15,110          5,895            (264)          5,900
  Unrealized gain (loss)...........................      31,446          34,990         57,819          16,844          (1,045)
                                                       --------        --------       --------        --------         -------
       Net gain on investments.....................      31,729          51,183        112,083          33,702           7,467
                                                       --------        --------       --------        --------         -------
          Net increase in contract owners' equity
            from operations........................    $ 30,535        $ 49,422       $110,794        $ 42,882         $ 8,043
                                                       ========        ========       ========        ========         =======

                                                        CALVERT
                                                       VARIABLE       UBS SERIES
                                                     SERIES, INC.       TRUST
                                                     -------------    ----------
                                                                         U.S.
                                                     SOCIAL EQUITY    ALLOCATION
                                                      SUBACCOUNT      SUBACCOUNT
                                                     -------------    ----------
                                                         2004            2004
                                                     -------------    ----------
Investment activity:
  Reinvested dividends.............................     $    73        $     0
  Risk & administrative expense (note 3)...........        (975)            (6)
                                                        -------        -------
       Net investment activity.....................        (902)            (6)
                                                        -------        -------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains.........................           0              0
  Realized gain (loss).............................         486              0
  Unrealized gain (loss)...........................       6,164             62
                                                        -------        -------
       Net gain on investments.....................       6,650             62
                                                        -------        -------
          Net increase in contract owners' equity
            from operations........................     $ 5,748        $    56
                                                        =======        =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                       DREYFUS VARIABLE
                                                                                      INVESTMENT FUND --
                                                 THE PRUDENTIAL SERIES FUND, INC.       SERVICE SHARES
                                                 ---------------------------------    ------------------

                                                   20/20 FOCUS         JENNISON          APPRECIATION
                                                   SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 ---------------    --------------    ------------------
                                                      2004               2004                2004
                                                 ---------------    --------------    ------------------
Investment activity:
  Reinvested dividends.........................      $     0            $     6            $   233
  Risk & administrative expense (note 3).......          (13)               (91)              (150)
                                                     -------            -------            -------
       Net investment activity.................          (13)               (85)                83
                                                     -------            -------            -------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains.....................            0                  0                  0
  Realized gain (loss).........................            7                  6                 (9)
  Unrealized gain..............................          235              1,400                210
                                                     -------            -------            -------
       Net gain on investments.................          242              1,406                201
                                                     -------            -------            -------
          Net increase in contract owners'
            equity from operations.............      $   229            $ 1,321            $   284
                                                     =======            =======            =======


                                                                             VAN KAMPEN UNIVERSAL INSTITUTIONAL
                                                    ROYCE CAPITAL FUND               FUNDS -- CLASS II
                                                 ------------------------    ----------------------------------
                                                                                CORE PLUS           US REAL
                                                 SMALL-CAP     MICRO-CAP       FIXED INCOME          ESTATE
                                                 SUBACCOUNT    SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                 ----------    ----------    ----------------    --------------
                                                    2004          2004             2004               2004
                                                 ----------    ----------    ----------------    --------------
Investment activity:
  Reinvested dividends.........................   $     0       $     0           $   123            $     7
  Risk & administrative expense (note 3).......    (2,945)       (2,280)              (41)              (125)
                                                  -------       -------           -------            -------
       Net investment activity.................    (2,945)       (2,280)               82               (118)
                                                  -------       -------           -------            -------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains.....................    28,555        17,996                 7                  8
  Realized gain (loss).........................     6,085         5,791                 1                 10
  Unrealized gain..............................    49,138         1,238                17              6,939
                                                  -------       -------           -------            -------
       Net gain on investments.................    83,778        25,025                25              6,957
                                                  -------       -------           -------            -------
          Net increase in contract owners'
            equity from operations.............   $80,833       $22,745           $   107            $ 6,839
                                                  =======       =======           =======            =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                        OHIO NATIONAL FUND, INC.
                                          ------------------------------------------------------------------------------------
                                                    EQUITY                     MONEY MARKET                     BOND
                                                  SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                          --------------------------    --------------------------    ------------------------
                                             2004           2003           2004           2003           2004          2003
                                          -----------    -----------    -----------    -----------    ----------    ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $  (242,103)   $  (223,314)   $     6,024    $      (835)   $  (45,201)   $  176,766
  Reinvested capital gains..............            0              0              0              0             0             0
  Realized gain (loss)..................     (116,208)    (1,280,521)            10            200        73,341        38,941
  Unrealized gain.......................    3,136,575     10,052,883              0              0       140,082       167,070
                                          -----------    -----------    -----------    -----------    ----------    ----------
          Net increase (decrease) in
            contract owners' equity from
            operations..................    2,778,264      8,549,048          6,034           (635)      168,222       382,777
                                          -----------    -----------    -----------    -----------    ----------    ----------
Equity transactions:
  Contract purchase payments............      311,322        341,582         85,181        107,340        36,234        59,423
  Transfers from fixed & other
     subaccounts........................      829,355      1,655,036      1,044,577      1,744,380       116,717       310,893
  Withdrawals & surrenders..............   (2,845,100)    (2,723,130)      (725,435)      (708,379)     (667,650)     (286,062)
  Surrender charges (note 3)............      (27,099)       (14,602)        (4,928)        (6,956)       (7,930)       (2,919)
  Annual contract fees (note 3).........      (16,184)       (16,561)        (1,204)        (1,908)       (1,840)       (2,373)
  Annuity & death benefit payments......     (422,610)      (330,584)       (91,036)      (125,802)     (124,125)      (79,110)
  Transfers to fixed & other
     subaccounts........................     (770,586)    (1,699,005)    (1,527,310)    (2,399,703)     (299,922)     (815,718)
                                          -----------    -----------    -----------    -----------    ----------    ----------
       Net equity transactions..........   (2,940,902)    (2,787,264)    (1,220,155)    (1,391,028)     (948,516)     (815,866)
                                          -----------    -----------    -----------    -----------    ----------    ----------
          Net change in contract owners'
            equity......................     (162,638)     5,761,784     (1,214,121)    (1,391,663)     (780,294)     (433,089)
                                          -----------    -----------    -----------    -----------    ----------    ----------
Contract owners' equity:
  Beginning of period...................   27,558,763     21,796,979      3,198,908      4,590,571     4,160,740     4,593,829
                                          -----------    -----------    -----------    -----------    ----------    ----------
  End of period.........................  $27,396,125    $27,558,763    $ 1,984,787    $ 3,198,908    $3,380,446    $4,160,740
                                          ===========    ===========    ===========    ===========    ==========    ==========
Change in units:
  Beginning units.......................      609,504        690,700        135,043        212,182       159,598       192,325
                                          -----------    -----------    -----------    -----------    ----------    ----------
  Units purchased.......................       29,147         66,344         64,298        104,798         6,239        12,727
  Units redeemed........................      (97,563)      (147,540)      (134,172)      (181,937)      (41,045)      (45,454)
                                          -----------    -----------    -----------    -----------    ----------    ----------
  Ending units..........................      541,088        609,504         65,169        135,043       124,792       159,598
                                          ===========    ===========    ===========    ===========    ==========    ==========

                                           OHIO NATIONAL FUND, INC.
                                          --------------------------
                                                     OMNI
                                                  SUBACCOUNT
                                          --------------------------
                                             2004           2003
                                          -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $    29,268    $    23,027
  Reinvested capital gains..............            0              0
  Realized gain (loss)..................     (538,802)      (938,393)
  Unrealized gain.......................    1,070,126      3,028,745
                                          -----------    -----------
          Net increase (decrease) in
            contract owners' equity from
            operations..................      560,592      2,113,379
                                          -----------    -----------
Equity transactions:
  Contract purchase payments............      129,410         94,504
  Transfers from fixed & other
     subaccounts........................       81,846         28,728
  Withdrawals & surrenders..............   (1,171,490)      (678,784)
  Surrender charges (note 3)............       (8,440)        (3,741)
  Annual contract fees (note 3).........       (7,627)        (8,496)
  Annuity & death benefit payments......     (163,977)      (217,355)
  Transfers to fixed & other
     subaccounts........................     (276,483)      (636,950)
                                          -----------    -----------
       Net equity transactions..........   (1,416,761)    (1,422,094)
                                          -----------    -----------
          Net change in contract owners'
            equity......................     (856,169)       691,285
                                          -----------    -----------
Contract owners' equity:
  Beginning of period...................   10,418,937      9,727,652
                                          -----------    -----------
  End of period.........................  $ 9,562,768    $10,418,937
                                          ===========    ===========
Change in units:
  Beginning units.......................      428,001        498,797
                                          -----------    -----------
  Units purchased.......................        8,413          5,506
  Units redeemed........................      (68,941)       (76,302)
                                          -----------    -----------
  Ending units..........................      367,473        428,001
                                          ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                          OHIO NATIONAL FUND, INC.
                                           --------------------------------------------------------------------------------------
                                                 INTERNATIONAL              CAPITAL APPRECIATION               DISCOVERY
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                           --------------------------    --------------------------    --------------------------
                                              2004           2003           2004           2003           2004           2003
                                           -----------    -----------    -----------    -----------    -----------    -----------
Increase in contract owners' equity from
  operations:
  Net investment activity................  $   (81,667)   $   (45,791)   $   (59,801)   $   (52,891)   $   (68,779)   $   (64,858)
  Reinvested capital gains...............            0              0              0              0              0              0
  Realized gain (loss)...................   (1,057,056)    (1,997,831)       244,768       (281,985)      (581,332)    (1,033,213)
  Unrealized gain........................    1,977,236      4,190,761        783,228      2,696,384      1,246,938      3,105,036
                                           -----------    -----------    -----------    -----------    -----------    -----------
          Net increase in contract
            owners'
            equity from operations.......      838,513      2,147,139        968,195      2,361,508        596,827      2,006,965
                                           -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Contract purchase payments.............      145,371        127,270         75,657         97,146         86,187         80,180
  Transfers from fixed & other
     subaccounts.........................       68,794         37,653        216,173        221,204        286,206        113,606
  Withdrawals & surrenders...............   (1,607,873)    (1,302,691)    (1,417,997)    (1,223,981)      (951,656)      (676,525)
  Surrender charges (note 3).............       (6,802)        (3,010)        (6,040)       (10,875)        (4,443)        (4,902)
  Annual contract fees (note 3)..........       (5,498)        (6,053)        (3,909)        (4,057)        (3,287)        (3,587)
  Annuity & death benefit payments.......     (172,015)      (168,352)      (150,831)      (124,064)       (71,258)       (23,562)
  Transfers to fixed & other
     subaccounts.........................     (357,832)      (646,673)      (315,919)    (1,152,008)      (724,700)      (627,151)
                                           -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions...........   (1,935,855)    (1,961,856)    (1,602,866)    (2,196,635)    (1,382,951)    (1,141,941)
                                           -----------    -----------    -----------    -----------    -----------    -----------
          Net change in contract owners'
            equity.......................   (1,097,342)       185,283       (634,671)       164,873       (786,124)       865,024
                                           -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity:
  Beginning of period....................    8,699,034      8,513,751      9,662,351      9,497,478      7,299,825      6,434,801
                                           -----------    -----------    -----------    -----------    -----------    -----------
  End of period..........................  $ 7,601,692    $ 8,699,034    $ 9,027,680    $ 9,662,351    $ 6,513,701    $ 7,299,825
                                           ===========    ===========    ===========    ===========    ===========    ===========
Change in units:
  Beginning units........................      570,225        734,969        384,351        494,524        294,973        353,311
                                           -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased........................       13,736         13,113         11,531         12,236         12,564          8,871
  Units redeemed.........................     (137,679)      (177,857)       (74,438)      (122,409)       (66,071)       (67,209)
                                           -----------    -----------    -----------    -----------    -----------    -----------
  Ending units...........................      446,282        570,225        321,444        384,351        241,466        294,973
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             OHIO NATIONAL FUND, INC.
                                           ----------------------------
                                           INTERNATIONAL SMALL COMPANY
                                                    SUBACCOUNT
                                           ----------------------------
                                               2004            2003
                                           ------------    ------------
Increase in contract owners' equity from
  operations:
  Net investment activity................   $   (1,281)     $  (17,769)
  Reinvested capital gains...............            0               0
  Realized gain (loss)...................       (7,022)       (235,629)
  Unrealized gain........................      483,065       1,236,942
                                            ----------      ----------
          Net increase in contract
            owners'
            equity from operations.......      474,762         983,544
                                            ----------      ----------
Equity transactions:
  Contract purchase payments.............       22,009           7,845
  Transfers from fixed & other
     subaccounts.........................      125,011         138,027
  Withdrawals & surrenders...............     (435,502)       (293,462)
  Surrender charges (note 3).............       (2,873)         (1,496)
  Annual contract fees (note 3)..........         (941)           (942)
  Annuity & death benefit payments.......     (111,922)         (8,301)
  Transfers to fixed & other
     subaccounts.........................     (174,262)       (138,447)
                                            ----------      ----------
       Net equity transactions...........     (578,480)       (296,776)
                                            ----------      ----------
          Net change in contract owners'
            equity.......................     (103,718)        686,768
                                            ----------      ----------
Contract owners' equity:
  Beginning of period....................    2,809,980       2,123,212
                                            ----------      ----------
  End of period..........................   $2,706,262      $2,809,980
                                            ==========      ==========
Change in units:
  Beginning units........................      166,889         191,479
                                            ----------      ----------
  Units purchased........................        8,540          10,388
  Units redeemed.........................      (41,273)        (34,978)
                                            ----------      ----------
  Ending units...........................      134,156         166,889
                                            ==========      ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                          OHIO NATIONAL FUND, INC.
                                              --------------------------------------------------------------------------------
                                                AGGRESSIVE GROWTH           SMALL CAP GROWTH           MID CAP OPPORTUNITY
                                                    SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT
                                              ----------------------    ------------------------    --------------------------
                                                2004         2003          2004          2003          2004           2003
                                              ---------    ---------    ----------    ----------    -----------    -----------
Increase in contract owners' equity from
  operations:
  Net investment activity...................  $  (7,626)   $  (7,671)   $  (11,771)   $  (11,892)   $   (76,407)   $   (69,151)
  Reinvested capital gains..................          0            0             0             0              0              0
  Realized loss.............................   (173,159)    (175,497)     (320,974)     (583,525)        (6,333)      (469,755)
  Unrealized gain...........................    236,932      386,125       434,671       989,931        947,545      3,212,885
                                              ---------    ---------    ----------    ----------    -----------    -----------
          Net increase in contract owners'
            equity from operations..........     56,147      202,957       101,926       394,514        864,805      2,673,979
                                              ---------    ---------    ----------    ----------    -----------    -----------
Equity transactions:
  Contract purchase payments................      4,271        6,126        69,882       (51,846)        35,751        117,267
  Transfers from fixed & other
     subaccounts............................     12,629       26,633        29,196        74,862        218,510        247,538
  Withdrawals & surrenders..................   (146,959)     (64,204)     (138,365)      (76,220)      (865,383)      (849,831)
  Surrender charges (note 3)................     (1,240)        (571)       (1,192)         (645)        (6,602)        (7,730)
  Annual contract fees (note 3).............       (417)        (542)         (621)         (690)        (3,304)        (3,391)
  Annuity & death benefit payments..........     (2,883)     (14,316)       (9,839)      (11,832)       (95,925)       (98,389)
  Transfers to fixed & other subaccounts....    (50,800)     (52,665)     (222,970)     (201,496)      (788,078)      (572,002)
                                              ---------    ---------    ----------    ----------    -----------    -----------
       Net equity transactions..............   (185,399)     (99,539)     (273,909)     (267,867)    (1,505,031)    (1,166,538)
                                              ---------    ---------    ----------    ----------    -----------    -----------
          Net change in contract owners'
            equity..........................   (129,252)     103,418      (171,983)      126,647       (640,226)     1,507,441
                                              ---------    ---------    ----------    ----------    -----------    -----------
Contract owners' equity:
  Beginning of period.......................    845,944      742,526     1,304,213     1,177,566      8,140,639      6,633,198
                                              ---------    ---------    ----------    ----------    -----------    -----------
  End of period.............................  $ 716,692    $ 845,944    $1,132,230    $1,304,213    $ 7,500,413    $ 8,140,639
                                              =========    =========    ==========    ==========    ===========    ===========
Change in units:
  Beginning units...........................    131,627      150,003       125,363       162,795        423,796        500,187
                                              ---------    ---------    ----------    ----------    -----------    -----------
  Units purchased...........................      2,484        5,197         8,539           195          9,580         20,072
  Units redeemed............................    (30,853)     (23,573)      (34,814)      (37,627)       (85,792)       (96,463)
                                              ---------    ---------    ----------    ----------    -----------    -----------
  Ending units..............................    103,258      131,627        99,088       125,363        347,584        423,796
                                              =========    =========    ==========    ==========    ===========    ===========

                                              OHIO NATIONAL FUND, INC.
                                              -------------------------
                                                    S&P 500 INDEX
                                                     SUBACCOUNT
                                              -------------------------
                                                 2004          2003
                                              ----------    -----------
Increase in contract owners' equity from
  operations:
  Net investment activity...................  $   17,131    $    21,526
  Reinvested capital gains..................           0              0
  Realized loss.............................    (217,299)      (818,156)
  Unrealized gain...........................   1,037,011      2,867,713
                                              ----------    -----------
          Net increase in contract owners'
            equity from operations..........     836,843      2,071,083
                                              ----------    -----------
Equity transactions:
  Contract purchase payments................     206,521        165,008
  Transfers from fixed & other
     subaccounts............................     336,614        728,933
  Withdrawals & surrenders..................    (700,892)      (824,863)
  Surrender charges (note 3)................      (6,652)        (5,901)
  Annual contract fees (note 3).............      (4,066)        (4,388)
  Annuity & death benefit payments..........    (132,936)      (146,496)
  Transfers to fixed & other subaccounts....    (532,594)    (1,139,812)
                                              ----------    -----------
       Net equity transactions..............    (834,005)    (1,227,519)
                                              ----------    -----------
          Net change in contract owners'
            equity..........................       2,838        843,564
                                              ----------    -----------
Contract owners' equity:
  Beginning of period.......................   9,572,484      8,728,920
                                              ----------    -----------
  End of period.............................  $9,575,322    $ 9,572,484
                                              ==========    ===========
Change in units:
  Beginning units...........................     612,846        706,746
                                              ----------    -----------
  Units purchased...........................      33,970         63,242
  Units redeemed............................     (85,388)      (157,142)
                                              ----------    -----------
  Ending units..............................     561,428        612,846
                                              ==========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                       OHIO NATIONAL FUND, INC.
                                     --------------------------------------------------------------------------------------------
                                       SOCIAL                              EQUITY
                                     AWARENESS                             INCOME
                                     SUBACCOUNT        BLUE CHIP         SUBACCOUNT     HIGH INCOME BOND        CAPITAL GROWTH
                                      (NOTE 5)         SUBACCOUNT         (NOTE 5)         SUBACCOUNT             SUBACCOUNT
                                     ----------   --------------------   ----------   --------------------   --------------------
                                        2003        2004       2003         2003        2004       2003        2004       2003
                                     ----------   --------   ---------   ----------   --------   ---------   --------   ---------
Increase in contract owners' equity
  from operations:
  Net investment activity..........  $     205    $    830   $     576   $     274    $ (2,319)  $  22,366   $ (4,621)  $  (3,792)
  Reinvested capital gains.........          0           0           0           0           0           0          0           0
  Realized gain (loss).............   (104,763)      3,047     (18,018)    (15,543)     10,703         974    (54,996)   (135,058)
  Unrealized gain..................    110,042      16,495      76,395      17,165      22,814      40,197    129,342     244,774
                                     ---------    --------   ---------   ---------    --------   ---------   --------   ---------
          Net increase in contract
            owners' equity from
            operations.............      5,484      20,372      58,953       1,896      31,198      63,537     69,725     105,924
                                     ---------    --------   ---------   ---------    --------   ---------   --------   ---------
Equity transactions:
  Contract purchase payments.......      1,705      10,674       3,867       1,750       1,462      33,553     25,143      31,077
  Transfers from fixed & other
     subaccounts...................          0      20,135     113,808      23,481     108,460     126,056     55,360      46,722
  Withdrawals & surrenders.........          0      (2,325)    (17,964)          0     (40,459)    (12,332)   (38,186)    (15,803)
  Surrender charges (note 3).......          0          (3)       (173)          0        (779)       (359)      (458)        (15)
  Annual contract fees (note 3)....        (23)       (135)       (149)         (9)       (196)       (254)      (368)       (340)
  Annuity & death benefit
     payments......................       (458)     (3,577)     (3,833)       (399)    (11,942)     (1,234)      (748)       (674)
  Transfers to fixed & other
     subaccounts...................    (95,172)    (45,738)   (136,101)   (131,679)    (83,802)   (148,509)   (68,286)   (110,846)
                                     ---------    --------   ---------   ---------    --------   ---------   --------   ---------
       Net equity transactions.....    (93,948)    (20,969)    (40,545)   (106,856)    (27,256)     (3,079)   (27,543)    (49,879)
                                     ---------    --------   ---------   ---------    --------   ---------   --------   ---------
          Net change in contract
            owners' equity.........    (88,464)       (597)     18,408    (104,960)      3,942      60,458     42,182      56,045
                                     ---------    --------   ---------   ---------    --------   ---------   --------   ---------
Contract owners' equity:
  Beginning of period..............     88,464     261,583     243,175     104,960     348,611     288,153    410,467     354,422
                                     ---------    --------   ---------   ---------    --------   ---------   --------   ---------
  End of period....................  $       0    $260,986   $ 261,583   $       0    $352,553   $ 348,611   $452,649   $ 410,467
                                     =========    ========   =========   =========    ========   =========   ========   =========
Change in units:
  Beginning units..................     16,313      26,657      31,081      16,253      28,537      28,691     58,768      70,373
                                     ---------    --------   ---------   ---------    --------   ---------   --------   ---------
  Units purchased..................        333       3,077      11,594         278       8,685      10,973     11,113       9,212
  Units redeemed...................    (16,646)     (5,235)    (16,018)    (16,531)    (10,891)    (11,127)   (15,141)    (20,817)
                                     ---------    --------   ---------   ---------    --------   ---------   --------   ---------
  Ending units.....................          0      24,499      26,657           0      26,331      28,537     54,740      58,768
                                     =========    ========   =========   =========    ========   =========   ========   =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                 DOW TARGET 10
                                                               OHIO NATIONAL FUND, INC.                       PORTFOLIOS (NOTE 5)
                                            ---------------------------------------------------------------   -------------------
                                              NASDAQ-100 INDEX                             BRYTON GROWTH         FIRST QUARTER
                                                 SUBACCOUNT        BRISTOL SUBACCOUNT       SUBACCOUNT            SUBACCOUNT
                                            --------------------   ------------------   -------------------   -------------------
                                              2004       2003       2004       2003       2004       2003       2004       2003
                                            --------   ---------   -------   --------   --------   --------   --------   --------
Increase in contract owners' equity from
  operations:
  Net investment activity.................  $ (2,549)  $  (2,472)  $    77   $    (68)  $   (594)  $   (387)  $  (581)   $   851
  Reinvested capital gains................         0           0     8,195          0          0          0         0          0
  Realized gain (loss)....................     4,243     (42,466)    1,279       (843)     1,692     (5,657)      143         58
  Unrealized gain (loss)..................    23,767     137,635    (4,167)     8,958      1,157     11,005     1,575     13,964
                                            --------   ---------   -------   --------   --------   --------   -------    -------
          Net increase in contract owners'
            equity from operations........    25,461      92,697     5,384      8,047      2,255      4,961     1,137     14,873
                                            --------   ---------   -------   --------   --------   --------   -------    -------
Equity transactions:
  Contract purchase payments..............       708         597     1,500          0          0          0         0     39,634
  Transfers from fixed & other
     subaccounts..........................    72,341     129,339    10,066     65,843      9,681     68,767         0          0
  Withdrawals & surrenders................    (8,446)    (31,500)   (9,511)         0    (10,241)      (335)        0          0
  Surrender charges (note 3)..............       (88)       (229)        0          0         (1)         0         0          0
  Annual contract fees (note 3)...........      (123)       (127)       (3)         0         (9)       (10)      (15)         0
  Annuity & death benefit payments........         0           0    (5,453)         0          0          0         0          0
  Transfers to fixed & other
     subaccounts..........................   (57,521)   (156,054)        0    (19,565)   (22,607)   (41,095)        0          0
                                            --------   ---------   -------   --------   --------   --------   -------    -------
       Net equity transactions............     6,871     (57,974)   (3,401)    46,278    (23,177)    27,327       (15)    39,634
                                            --------   ---------   -------   --------   --------   --------   -------    -------
          Net change in contract owners'
            equity........................    32,332      34,723     1,983     54,325    (20,922)    32,288     1,122     54,507
                                            --------   ---------   -------   --------   --------   --------   -------    -------
Contract owners' equity:
  Beginning of period.....................   249,596     214,873    78,182     23,857     78,581     46,293    54,507          0
                                            --------   ---------   -------   --------   --------   --------   -------    -------
  End of period...........................  $281,928   $ 249,596   $80,165   $ 78,182   $ 57,659   $ 78,581   $55,629    $54,507
                                            ========   =========   =======   ========   ========   ========   =======    =======
Change in units:
  Beginning units.........................    68,211      85,971     7,586      3,038      8,555      6,773     5,099          0
                                            --------   ---------   -------   --------   --------   --------   -------    -------
  Units purchased.........................    20,762      45,527     1,103      7,060        994      8,112         0      5,099
  Units redeemed..........................   (18,178)    (63,287)   (1,465)    (2,512)    (3,659)    (6,330)       (2)         0
                                            --------   ---------   -------   --------   --------   --------   -------    -------
  Ending units............................    70,795      68,211     7,224      7,586      5,890      8,555     5,097      5,099
                                            ========   =========   =======   ========   ========   ========   =======    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                          DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                                     ----------------------------------------------------------------------------
                                                       SECOND QUARTER        THIRD QUARTER         FOURTH QUARTER       NOVEMBER
                                                         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                                     ------------------    ------------------    ------------------    ----------
                                                      2004       2003       2004       2003       2004       2003         2003
                                                     -------    -------    -------    -------    -------    -------    ----------
Increase in contract owners' equity from
  operations:
  Net investment activity..........................  $  (350)   $   414    $  (129)   $    96    $  (575)   $   593     $    108
  Reinvested capital gains.........................        0          0          0          0          0          0            0
  Realized gain (loss).............................       30          4         13          2        100         40       (1,833)
  Unrealized gain..................................      589      3,719        382      1,354        492      9,914        2,132
                                                     -------    -------    -------    -------    -------    -------     --------
          Net increase in contract owners' equity
            from operations........................      269      4,137        266      1,452         17     10,547          407
                                                     -------    -------    -------    -------    -------    -------     --------
Equity transactions:
  Contract purchase payments.......................        0     28,934          0          0          0          0            0
  Transfers from fixed & other subaccounts.........        0          0          0     10,590          0     43,395            0
  Withdrawals & surrenders.........................        0          0          0          0          0          0       (2,061)
  Surrender charges (note 3).......................        0          0          0          0          0          0            0
  Annual contract fees (note 3)....................       (7)        (8)        (4)        (5)       (37)       (37)           0
  Annuity & death benefit payments.................        0          0          0          0          0          0            0
  Transfers to fixed & other subaccounts...........        0          0          0          0          0          0      (43,396)
                                                     -------    -------    -------    -------    -------    -------     --------
       Net equity transactions.....................       (7)    28,926         (4)    10,585        (37)    43,358      (45,457)
                                                     -------    -------    -------    -------    -------    -------     --------
          Net change in contract owners' equity....      262     33,063        262     12,037        (20)    53,905      (45,050)
                                                     -------    -------    -------    -------    -------    -------     --------
Contract owners' equity:
  Beginning of period..............................   33,063          0     12,037          0     53,905          0       45,050
                                                     -------    -------    -------    -------    -------    -------     --------
  End of period....................................  $33,325    $33,063    $12,299    $12,037    $53,885    $53,905     $      0
                                                     =======    =======    =======    =======    =======    =======     ========
Change in units:
  Beginning units..................................    2,641          0        971          0      4,165          0        5,683
                                                     -------    -------    -------    -------    -------    -------     --------
  Units purchased..................................        0      2,642          0        971          0      4,168            0
  Units redeemed...................................        0         (1)         0          0         (3)        (3)      (5,683)
                                                     -------    -------    -------    -------    -------    -------     --------
  Ending units.....................................    2,641      2,641        971        971      4,162      4,165            0
                                                     =======    =======    =======    =======    =======    =======     ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                           DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                                 ----------------------------------------------------
                                                      FIRST QUARTER           FEBRUARY       MARCH
                                                        SUBACCOUNT           SUBACCOUNT    SUBACCOUNT
                                                 ------------------------    ----------    ----------
                                                  2004          2003            2003          2003
                                                 -------    -------------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $  (593)      $   634        $     0       $     3
  Reinvested capital gains.....................        0         2,701              0             0
  Realized gain (loss).........................      378           336           (109)         (920)
  Unrealized gain..............................    5,249         9,981            155           905
                                                 -------       -------        -------       -------
          Net increase (decrease) in contract
            owners'
            equity from operations.............    5,034        13,652             46           (12)
                                                 -------       -------        -------       -------
Equity transactions:
  Contract purchase payments...................        0        39,634              0             0
  Transfers from fixed & other subaccounts.....        0         2,812              0             0
  Withdrawals & surrenders.....................      (82)            0              0             0
  Surrender charges (note 3)...................       (6)            0              0             0
  Annual contract fees (note 3)................      (22)           (6)             0             0
  Annuity & death benefit payments.............   (1,312)       (1,633)             0        (1,000)
  Transfers to fixed & other subaccounts.......        0             0         (1,386)       (2,717)
                                                 -------       -------        -------       -------
       Net equity transactions.................   (1,422)       40,807         (1,386)       (3,717)
                                                 -------       -------        -------       -------
          Net change in contract owners'
            equity.............................    3,612        54,459         (1,340)       (3,729)
                                                 -------       -------        -------       -------
Contract owners' equity:
  Beginning of period..........................   54,543            84          1,340         3,729
                                                 -------       -------        -------       -------
  End of period................................  $58,155       $54,543        $     0       $     0
                                                 =======       =======        =======       =======
Change in units:
  Beginning units..............................    4,983             9            125           324
                                                 -------       -------        -------       -------
  Units purchased..............................        0         4,826              0             0
  Units redeemed...............................     (130)          148           (125)         (324)
                                                 -------       -------        -------       -------
  Ending units.................................    4,853         4,983              0             0
                                                 =======       =======        =======       =======

                                                           DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                                 -----------------------------------------------------
                                                      SECOND QUARTER             MAY           JUNE
                                                        SUBACCOUNT            SUBACCOUNT    SUBACCOUNT
                                                 -------------------------    ----------    ----------
                                                  2004           2003            2003          2003
                                                 -------    --------------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $  (357)      $   318          $   0         $   0
  Reinvested capital gains.....................        0             0              0             0
  Realized gain (loss).........................       34            (2)           (41)          (53)
  Unrealized gain..............................    3,461         2,472             42            50
                                                 -------       -------          -----         -----
          Net increase (decrease) in contract
            owners'
            equity from operations.............    3,138         2,788              1            (3)
                                                 -------       -------          -----         -----
Equity transactions:
  Contract purchase payments...................        0        28,934              0             0
  Transfers from fixed & other subaccounts.....        0           238              0             0
  Withdrawals & surrenders.....................        0             0              0             0
  Surrender charges (note 3)...................        0             0              0             0
  Annual contract fees (note 3)................      (10)           (8)             0            (1)
  Annuity & death benefit payments.............        0             0              0             0
  Transfers to fixed & other subaccounts.......        0             0           (122)         (115)
                                                 -------       -------          -----         -----
       Net equity transactions.................      (10)       29,164           (122)         (116)
                                                 -------       -------          -----         -----
          Net change in contract owners'
            equity.............................    3,128        31,952           (121)         (119)
                                                 -------       -------          -----         -----
Contract owners' equity:
  Beginning of period..........................   32,169           217            121           119
                                                 -------       -------          -----         -----
  End of period................................  $35,297       $32,169          $   0         $   0
                                                 =======       =======          =====         =====
Change in units:
  Beginning units..............................    2,701            22             12            13
                                                 -------       -------          -----         -----
  Units purchased..............................        0         2,680              0             0
  Units redeemed...............................        0            (1)           (12)          (13)
                                                 -------       -------          -----         -----
  Ending units.................................    2,701         2,701              0             0
                                                 =======       =======          =====         =====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                   DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                     --------------------------------------------------------------------------------------------
                                     THIRD QUARTER       AUGUST      SEPTEMBER       FOURTH QUARTER       NOVEMBER      DECEMBER
                                       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                     --------------    ----------    ----------    ------------------    ----------    ----------
                                     2004     2003        2003          2003        2004       2003         2003          2003
                                     -----    -----    ----------    ----------    -------    -------    ----------    ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $ (4)    $  7       $   1         $   0       $  (843)   $   913     $    277       $   1
  Reinvested capital gains.........     0        8           0             0             0        261            0           0
  Realized gain (loss).............    (1)      (1)         (9)          (22)        1,604         51        1,488         (40)
  Unrealized gain..................    35       36           6            20         3,961     13,454        1,934          37
                                     ----     ----       -----         -----       -------    -------     --------       -----
          Net increase (decrease)
            in contract owners'
            equity from
            operations.............    30       50          (2)           (2)        4,722     14,679        3,699          (2)
                                     ----     ----       -----         -----       -------    -------     --------       -----
Equity transactions:
  Contract purchase payments.......     0        0           0             0             0          0            0           0
  Transfers from fixed & other
     subaccounts...................     0      273           0             0             0     71,162            0           0
  Withdrawals & surrenders.........     0        0           0             0        (7,084)         0            0           0
  Surrender charges (note 3).......     0        0           0             0             0          0            0           0
  Annual contract fees (note 3)....    (1)      (1)         (1)            0           (40)       (38)          (1)         (1)
  Annuity & death benefit
     payments......................     0        0           0             0             0          0            0           0
  Transfers to fixed & other
     subaccounts...................     0        0        (146)         (128)            0          0      (71,041)       (122)
                                     ----     ----       -----         -----       -------    -------     --------       -----
       Net equity transactions.....    (1)     272        (147)         (128)       (7,124)    71,124      (71,042)       (123)
                                     ----     ----       -----         -----       -------    -------     --------       -----
          Net change in contract
            owners' equity.........    29      322        (149)         (130)       (2,402)    85,803      (67,343)       (125)
                                     ----     ----       -----         -----       -------    -------     --------       -----
Contract owners' equity:
  Beginning of period..............   448      126         149           130        85,959        156       67,343         125
                                     ----     ----       -----         -----       -------    -------     --------       -----
  End of period....................  $477     $448       $   0         $   0       $83,557    $85,959     $      0       $   0
                                     ====     ====       =====         =====       =======    =======     ========       =====
Change in units:
  Beginning units..................    41       13          13            13         6,126         13        9,277          14
                                     ----     ----       -----         -----       -------    -------     --------       -----
  Units purchased..................    (1)      28           0             0             0      6,116            0           0
  Units redeemed...................     0        0         (13)          (13)         (481)        (3)      (9,277)        (14)
                                     ----     ----       -----         -----       -------    -------     --------       -----
  Ending units.....................    40       41           0             0         5,645      6,126            0           0
                                     ====     ====       =====         =====       =======    =======     ========       =====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                    JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                                 --------------------------------------------------------------------------------
                                                          GROWTH                 WORLDWIDE GROWTH                BALANCED
                                                        SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                 ------------------------    ------------------------    ------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Increase in contract owners' equity from
  operations:
  Net investment activity......................  $   (9,156)   $  (10,264)   $       80    $  (13,601)   $   19,066    $   21,137
  Reinvested capital gains.....................           0             0             0             0             0             0
  Realized loss................................    (147,155)     (220,350)     (200,855)     (421,727)      (19,300)      (64,896)
  Unrealized gain..............................     186,598       523,026       226,200       632,424       116,090       255,162
                                                 ----------    ----------    ----------    ----------    ----------    ----------
          Net increase in contract owners'
            equity from operations.............      30,287       292,412        25,425       197,096       115,856       211,403
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments...................      17,905        42,377        10,840        87,097        19,417        75,001
  Transfers from fixed & other subaccounts.....      22,707        71,490        25,257        52,015        28,385       218,899
  Withdrawals & surrenders.....................    (108,002)      (46,510)      (79,671)      (93,469)     (150,218)     (160,603)
  Surrender charges (note 3)...................        (907)         (366)       (1,125)         (682)         (666)       (2,481)
  Annual contract fees (note 3)................        (555)         (715)         (459)         (625)       (1,024)       (1,146)
  Annuity & death benefit payments.............      (8,317)       (4,237)      (34,485)      (16,768)      (57,442)      (45,219)
  Transfers to fixed & other subaccounts.......    (125,172)     (231,641)     (178,208)     (347,741)     (132,976)     (232,317)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
       Net equity transactions.................    (202,341)     (169,602)     (257,851)     (320,173)     (294,524)     (147,866)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
          Net change in contract owners'
            equity.............................    (172,054)      122,810      (232,426)     (123,077)     (178,668)       63,537
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity:
  Beginning of period..........................   1,183,755     1,060,945     1,092,842     1,215,919     1,794,039     1,730,502
                                                 ----------    ----------    ----------    ----------    ----------    ----------
  End of period................................  $1,011,701    $1,183,755    $  860,416    $1,092,842    $1,615,371    $1,794,039
                                                 ==========    ==========    ==========    ==========    ==========    ==========
Change in units:
  Beginning units..............................     169,929       198,627       139,957       194,550       167,494       185,445
                                                 ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased..............................       5,776        14,222         4,646         9,443         4,491        24,545
  Units redeemed...............................     (35,242)      (42,920)      (38,649)      (64,036)      (31,613)      (42,496)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
  Ending units.................................     140,463       169,929       105,954       139,957       140,372       167,494
                                                 ==========    ==========    ==========    ==========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                            STRONG VARIABLE INSURANCE FUNDS, INC.
                                                            ---------------------------------------------------------------------
                                                               OPPORTUNITY II        MULTI CAP VALUE II       MID CAP GROWTH II
                                                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                                            --------------------    --------------------    ---------------------
                                                              2004        2003        2004        2003        2004        2003
                                                            --------    --------    --------    --------    --------    ---------
Increase in contract owners' equity from operations:
  Net investment activity.................................  $ (4,557)   $ (2,707)   $ (1,899)   $ (1,459)   $ (3,739)   $  (4,015)
  Reinvested capital gains................................         0           0           0           0           0            0
  Realized gain (loss)....................................       789     (24,595)      6,653      (3,731)    (60,973)    (226,956)
  Unrealized gain.........................................    55,371     116,624      26,387      64,036     118,542      327,752
                                                            --------    --------    --------    --------    --------    ---------
          Net increase in contract owners' equity from
           operations.....................................    51,603      89,322      31,141      58,846      53,830       96,781
                                                            --------    --------    --------    --------    --------    ---------
Equity transactions:
  Contract purchase payments..............................       896       7,906           0         150       1,725        8,282
  Transfers from fixed & other subaccounts................    37,785      88,524      13,725      20,385      26,976      152,379
  Withdrawals & surrenders................................   (60,297)    (19,983)    (25,000)     (1,357)    (33,246)     (18,953)
  Surrender charges (note 3)..............................       (18)        (71)          0           0        (244)         (25)
  Annual contract fees (note 3)...........................      (193)       (167)        (48)        (40)       (257)        (306)
  Annuity & death benefit payments........................   (19,842)     (4,760)       (647)       (113)    (19,407)      (4,868)
  Transfers to fixed & other subaccounts..................   (53,834)    (39,879)    (20,111)    (13,340)    (59,698)    (215,791)
                                                            --------    --------    --------    --------    --------    ---------
       Net equity transactions............................   (95,503)     31,570     (32,081)      5,685     (84,151)     (79,282)
                                                            --------    --------    --------    --------    --------    ---------
          Net change in contract owners' equity...........   (43,900)    120,892        (940)     64,531     (30,321)      17,499
                                                            --------    --------    --------    --------    --------    ---------
Contract owner's equity:
  Beginning of period.....................................   367,786     246,894     223,594     159,063     392,791      375,292
                                                            --------    --------    --------    --------    --------    ---------
  End of period...........................................  $323,886    $367,786    $222,654    $223,594    $362,470    $ 392,791
                                                            ========    ========    ========    ========    ========    =========
Change in units:
  Beginning units.........................................    33,168      30,183      18,905      18,435      64,046       81,389
                                                            --------    --------    --------    --------    --------    ---------
  Units purchased.........................................     3,328       9,851       1,105       2,208       3,642       25,068
  Units redeemed..........................................   (11,476)     (6,866)     (3,734)     (1,738)    (17,567)     (42,411)
                                                            --------    --------    --------    --------    --------    ---------
  Ending units............................................    25,020      33,168      16,276      18,905      50,121       64,046
                                                            ========    ========    ========    ========    ========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                    VAN KAMPEN UNIVERSAL
                                   INSTITUTIONAL FUNDS --
                                           CLASS I                          GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                   -----------------------    -------------------------------------------------------------------
                                       US REAL ESTATE            GROWTH & INCOME          CORE US EQUITY         CAPITAL GROWTH
                                         SUBACCOUNT                SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                                   -----------------------    ---------------------    --------------------    ------------------
                                      2004         2003         2004         2003        2004        2003       2004       2003
                                   ----------    ---------    ---------    --------    --------    --------    -------    -------
Increase in contract owners'
  equity from operations:
  Net investment activity........  $   1,387     $ (1,597)    $   1,169    $    772    $    124    $      0    $  (106)   $  (234)
  Reinvested capital gains.......      5,807            0             0           0           0           0          0          0
  Realized gain (loss)...........     57,402        8,434        29,832      (2,017)      1,293     (13,753)        45       (973)
  Unrealized gain................     54,359       41,527        19,137      44,130      13,000      33,908      2,587      7,645
                                   ---------     --------     ---------    --------    --------    --------    -------    -------
          Net increase in
            contract owners'
            equity from
            operations...........    118,955       48,364        50,138      42,885      14,417      20,155      2,526      6,438
                                   ---------     --------     ---------    --------    --------    --------    -------    -------
Equity transactions:
  Contract purchase payments.....      1,605           60         5,288      24,176          65       5,000        709      4,389
  Transfers from fixed & other
     subaccounts.................    226,746      142,360       280,469     137,549      18,955      55,931      1,081      3,091
  Withdrawals & surrenders.......   (160,534)     (50,344)     (116,349)     (3,558)     (6,389)    (31,304)    (1,446)    (2,220)
  Surrender charges (note 3).....     (1,080)          (8)          (16)        (84)          0         (83)       (34)      (145)
  Annual contract fees (note
     3)..........................       (158)         (95)         (181)       (108)        (41)        (23)       (47)       (40)
  Annuity & death benefit
     payments....................        (34)         (30)       (7,827)     (1,638)     (2,747)     (1,701)    (1,603)    (1,649)
  Transfers to fixed & other
     subaccounts.................     (1,640)      (2,906)     (137,656)    (71,603)    (25,402)     (7,795)         0     (4,220)
                                   ---------     --------     ---------    --------    --------    --------    -------    -------
       Net equity transactions...     64,905       89,037        23,728      84,734     (15,559)     20,025     (1,340)      (794)
                                   ---------     --------     ---------    --------    --------    --------    -------    -------
          Net change in contract
            owners' equity.......    183,860      137,401        73,866     127,619      (1,142)     40,180      1,186      5,644
                                   ---------     --------     ---------    --------    --------    --------    -------    -------
Contract owners' equity:
  Beginning of period............    240,913      103,512       229,795     102,176     115,560      75,380     32,336     26,692
                                   ---------     --------     ---------    --------    --------    --------    -------    -------
  End of period..................  $ 424,773     $240,913     $ 303,661    $229,795    $114,418    $115,560    $33,522    $32,336
                                   =========     ========     =========    ========    ========    ========    =======    =======
Change in units:
  Beginning units................     12,781        7,476        23,958      13,113      13,673      11,449      4,091      4,139
                                   ---------     --------     ---------    --------    --------    --------    -------    -------
  Units purchased................     10,873        8,464        28,201      17,300       2,186       8,192        228      1,097
  Units redeemed.................     (6,952)      (3,159)      (25,254)     (6,455)     (3,955)     (5,968)      (391)    (1,145)
                                   ---------     --------     ---------    --------    --------    --------    -------    -------
  Ending units...................     16,702       12,781        26,905      23,958      11,904      13,673      3,928      4,091
                                   =========     ========     =========    ========    ========    ========    =======    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                               PBHG INSURANCE
                                                                  LAZARD RETIREMENT SERIES, INC.                 SERIES FUND
                                                          ----------------------------------------------    ---------------------
                                                            EMERGING MARKET             SMALL CAP               TECH. & COMM.
                                                               SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                                          --------------------    ----------------------    ---------------------
                                                            2004        2003        2004         2003         2004        2003
                                                          --------    --------    ---------    ---------    --------    ---------
Increase in contract owners' equity from operations:
  Net investment activity...............................  $   (977)   $ (1,599)   $  (9,046)   $  (8,484)   $   (544)   $  (1,894)
  Reinvested capital gains..............................         0           0            0            0           0            0
  Realized gain (loss)..................................    36,100      (1,196)      35,432       21,192     (26,503)    (277,784)
  Unrealized gain.......................................    37,653      77,890       85,609      240,605      27,145      338,590
                                                          --------    --------    ---------    ---------    --------    ---------
          Net increase in contract owners' equity from
           operations...................................    72,776      75,095      111,995      253,313          98       58,912
                                                          --------    --------    ---------    ---------    --------    ---------
Equity transactions:
  Contract purchase payments............................     5,380       1,325       11,432        7,084         560          760
  Transfers from fixed & other subaccounts..............   124,716     100,207      120,074      177,558      49,013        6,233
  Withdrawals & surrenders..............................   (79,020)     (3,851)    (112,541)    (308,129)    (18,015)    (230,704)
  Surrender charges (note 3)............................      (464)       (138)      (1,045)      (5,137)        (28)      (1,403)
  Annual contract fees (note 3).........................      (133)       (101)        (456)        (504)        (52)         (81)
  Annuity & death benefit payments......................   (17,438)       (386)      (3,266)      (6,686)       (233)        (374)
  Transfers to fixed & other subaccounts................   (77,613)    (15,532)     (54,409)     (92,539)    (39,150)     (28,898)
                                                          --------    --------    ---------    ---------    --------    ---------
       Net equity transactions..........................   (44,572)     81,524      (40,211)    (228,353)     (7,905)    (254,467)
                                                          --------    --------    ---------    ---------    --------    ---------
          Net change in contract owners' equity.........    28,204     156,619       71,784       24,960      (7,807)    (195,555)
                                                          --------    --------    ---------    ---------    --------    ---------
Contract owners' equity:
  Beginning of period...................................   289,906     133,287      828,037      803,077      56,666      252,221
                                                          --------    --------    ---------    ---------    --------    ---------
  End of period.........................................  $318,110    $289,906    $ 899,821    $ 828,037    $ 48,859    $  56,666
                                                          ========    ========    =========    =========    ========    =========
Change in units:
  Beginning units.......................................    23,447      16,346       50,471       66,499      34,214      219,791
                                                          --------    --------    ---------    ---------    --------    ---------
  Units purchased.......................................     9,832       9,489        7,720       13,125      29,068        5,126
  Units redeemed........................................   (13,374)     (2,388)      (9,961)     (29,153)    (35,284)    (190,703)
                                                          --------    --------    ---------    ---------    --------    ---------
  Ending units..........................................    19,905      23,447       48,230       50,471      27,998       34,214
                                                          ========    ========    =========    =========    ========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                     --------------------------------------------------------------------------------------------
                                           VIP MID-CAP             VIP CONTRAFUND            VIP GROWTH        VIP EQUITY INCOME
                                           SUBACCOUNT                SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                     -----------------------   ----------------------   --------------------   ------------------
                                        2004         2003         2004        2003        2004       2003        2004     2003(c)
                                     ----------   ----------   ----------   ---------   --------   ---------   --------   -------
Increase in contract owners' equity
  from operations:
  Net investment activity..........  $  (16,358)  $   (7,955)  $   (7,221)  $  (3,711)  $ (2,960)  $  (2,478)  $   (124)  $   (8)
  Reinvested capital gains.........           0            0            0           0          0           0        152        0
  Realized gain (loss).............      70,315       (9,937)      20,096       2,095     (2,565)    (66,467)        10        0
  Unrealized gain..................     283,662      348,439      119,416     128,626     10,217     141,781      9,516      625
                                     ----------   ----------   ----------   ---------   --------   ---------   --------   ------
          Net increase in contract
            owners' equity from
            operations.............     337,619      330,547      132,291     127,010      4,692      72,836      9,554      617
                                     ----------   ----------   ----------   ---------   --------   ---------   --------   ------
Equity transactions:
  Contract purchase payments.......      20,589       29,115       17,321      14,621        691      21,096          0        0
  Transfers from fixed & other
     subaccounts...................     474,922      345,251      615,300     328,203    119,719     116,196    119,754    8,747
  Withdrawals & surrenders.........     (74,674)    (101,052)     (50,428)    (11,403)   (13,046)    (12,770)         0        0
  Surrender charges (note 3).......        (976)      (2,908)         (71)        (74)      (231)         (3)         0        0
  Annual contract fees (note 3)....        (668)        (583)        (294)       (190)      (154)       (128)         0        0
  Annuity & death benefit
     payments......................     (11,124)      (7,567)      (2,677)     (3,762)    (8,347)     (6,093)      (128)       0
  Transfers to fixed & other
     subaccounts...................    (260,049)    (296,516)    (116,654)   (174,713)   (35,730)   (193,302)   (19,398)       0
                                     ----------   ----------   ----------   ---------   --------   ---------   --------   ------
       Net equity transactions.....     148,020      (34,260)     462,497     152,682     62,902     (75,004)   100,228    8,747
                                     ----------   ----------   ----------   ---------   --------   ---------   --------   ------
          Net change in contract
            owners' equity.........     485,639      296,287      594,788     279,692     67,594      (2,168)   109,782    9,364
                                     ----------   ----------   ----------   ---------   --------   ---------   --------   ------
Contract owners' equity:
  Beginning of period..............   1,329,667    1,033,380      624,477     344,785    315,201     317,369      9,364        0
                                     ----------   ----------   ----------   ---------   --------   ---------   --------   ------
  End of period....................  $1,815,306   $1,329,667   $1,219,265   $ 624,477   $382,795   $ 315,201   $119,146   $9,364
                                     ==========   ==========   ==========   =========   ========   =========   ========   ======
Change in units:
  Beginning units..................     102,347      108,804       68,621      48,105     50,455      66,814        839        0
                                     ----------   ----------   ----------   ---------   --------   ---------   --------   ------
  Units purchased..................      34,820       30,758       66,827      39,520     18,775      23,261      8,858      839
  Units redeemed...................     (23,950)     (37,215)     (17,859)    (19,004)    (9,201)    (39,620)       (11)       0
                                     ----------   ----------   ----------   ---------   --------   ---------   --------   ------
  Ending units.....................     113,217      102,347      117,589      68,621     60,029      50,455      9,686      839
                                     ==========   ==========   ==========   =========   ========   =========   ========   ======

---------------

(c) Period from October 1, 2003 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                JANUS ASPEN SERIES -- SERVICE SHARES
                                   ----------------------------------------------------------------------------------------------
                                          GROWTH              WORLDWIDE GROWTH            BALANCED           INTERNATIONAL GROWTH
                                        SUBACCOUNT               SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                                   ---------------------    --------------------    ---------------------    --------------------
                                     2004        2003         2004        2003        2004         2003        2004      2003(a)
                                   --------    ---------    --------    --------    ---------    --------    --------    --------
Increase in contract owners'
  equity from operations:
  Net investment activity........  $   (975)   $  (1,810)   $   (162)   $   (232)   $   4,149    $  4,118    $    (15)    $  (20)
  Reinvested capital gains.......         0            0           0           0            0           0           0          0
  Realized gain (loss)...........   (29,793)     (70,537)    (24,519)    (19,748)       2,349      (3,672)       (548)         4
  Unrealized gain................    31,069      120,405      28,752      49,657       17,549      58,794       2,719      1,561
                                   --------    ---------    --------    --------    ---------    --------    --------     ------
          Net increase in
            contract owners'
            equity from
            operations...........       301       48,058       4,071      29,677       24,047      59,240       2,156      1,545
                                   --------    ---------    --------    --------    ---------    --------    --------     ------
Equity transactions:
  Contract purchase payments.....     1,167        3,683         155       1,325        7,335      56,524           0          0
  Transfers from fixed & other
     subaccounts.................         0          162         391         450        3,289       2,219      63,308      7,059
  Withdrawals & surrenders.......    (1,675)     (15,295)     (1,378)          0       (8,181)    (38,274)     (4,750)         0
  Surrender charges (note 3).....       (48)        (450)        (23)          0         (164)     (1,982)         (3)         0
  Annual contract fees (note
     3)..........................       (95)        (139)       (103)       (134)        (339)       (413)         (8)        (3)
  Annuity & death benefit
     payments....................      (226)      (8,577)          0           0       (1,357)     (1,141)          0          0
  Transfers to fixed & other
     subaccounts.................   (72,618)     (96,758)    (49,502)    (27,444)    (199,340)     (6,884)    (32,300)         0
                                   --------    ---------    --------    --------    ---------    --------    --------     ------
       Net equity transactions...   (73,495)    (117,374)    (50,460)    (25,803)    (198,757)     10,049      26,247      7,056
                                   --------    ---------    --------    --------    ---------    --------    --------     ------
          Net change in contract
            owners' equity.......   (73,194)     (69,316)    (46,389)      3,874     (174,710)     69,289      28,403      8,601
                                   --------    ---------    --------    --------    ---------    --------    --------     ------
Contract owners' equity:
  Beginning of period............   144,286      213,602     150,091     146,217      531,751     462,462       8,601          0
                                   --------    ---------    --------    --------    ---------    --------    --------     ------
  End of period..................  $ 71,092    $ 144,286    $103,702    $150,091    $ 357,041    $531,751    $ 37,004     $8,601
                                   ========    =========    ========    ========    =========    ========    ========     ======
Change in units:
  Beginning units................    25,379       48,952      27,203      32,442       55,745      54,558         633          0
                                   --------    ---------    --------    --------    ---------    --------    --------     ------
  Units purchased................       211          850         102         371        1,088       6,728       4,428        633
  Units redeemed.................   (13,489)     (24,423)     (9,141)     (5,610)     (21,976)     (5,541)     (2,747)         0
                                   --------    ---------    --------    --------    ---------    --------    --------     ------
  Ending units...................    12,101       25,379      18,164      27,203       34,857      55,745       2,314        633
                                   ========    =========    ========    ========    =========    ========    ========     ======

---------------

(a) Period from May 1, 2003 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                             MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                       ------------------------------------------------------------------------------------------
                                         NEW DISCOVERY        INVESTORS GROWTH        MID CAP GROWTH            TOTAL RETURN
                                           SUBACCOUNT         STOCK SUBACCOUNT          SUBACCOUNT               SUBACCOUNT
                                       ------------------    ------------------    --------------------    ----------------------
                                        2004       2003       2004       2003        2004        2003         2004         2003
                                       -------    -------    ------    --------    --------    --------    ----------    --------
Increase in contract owners' equity
  from operations:
  Net investment activity............  $  (229)   $  (185)   $  (56)   $    (95)   $   (330)   $   (117)   $    4,586    $  3,968
  Reinvested capital gains...........        0          0         0           0           0           0             0           0
  Realized gain (loss)...............    1,181         18         8       2,125      (1,223)       (369)       13,221         224
  Unrealized gain....................      311      5,761       465         649       3,441       4,237        79,746      89,813
                                       -------    -------    ------    --------    --------    --------    ----------    --------
          Net increase in contract
            owners' equity from
            operations...............    1,263      5,594       417       2,679       1,888       3,751        97,553      94,005
                                       -------    -------    ------    --------    --------    --------    ----------    --------
Equity transactions:
  Contract purchase payments.........    1,021        189         0           0         175         450        44,324      10,910
  Transfers from fixed & other
     subaccounts.....................    7,768      6,711     2,377      12,052      33,312      27,093       323,170     306,047
  Withdrawals & surrenders...........     (139)      (338)        0           0        (788)          0       (39,686)     (7,439)
  Surrender charges (note 3).........        0        (10)        0           0         (12)          0          (454)        (62)
  Annual contract fees (note 3)......      (26)        (9)      (17)        (13)        (13)         (3)         (367)       (290)
  Annuity & death benefit payments...        0          0         0           0           0           0       (27,227)    (10,188)
  Transfers to fixed & other
     subaccounts.....................   (7,784)         0         0     (13,871)    (19,924)    (19,347)      (90,015)    (46,304)
                                       -------    -------    ------    --------    --------    --------    ----------    --------
       Net equity transactions.......      840      6,543     2,360      (1,832)     12,750       8,193       209,745     252,674
                                       -------    -------    ------    --------    --------    --------    ----------    --------
          Net change in contract
            owners' equity...........    2,103     12,137     2,777         847      14,638      11,944       307,298     346,679
                                       -------    -------    ------    --------    --------    --------    ----------    --------
Contract owners' equity:
  Beginning of period................   22,507     10,370     3,150       2,303      19,453       7,509       808,006     461,327
                                       -------    -------    ------    --------    --------    --------    ----------    --------
  End of period......................  $24,610    $22,507    $5,927    $  3,150    $ 34,091    $ 19,453    $1,115,304    $808,006
                                       =======    =======    ======    ========    ========    ========    ==========    ========
Change in units:
  Beginning units....................    2,183      1,328       339         301       2,308       1,206        73,154      47,977
                                       -------    -------    ------    --------    --------    --------    ----------    --------
  Units purchased....................      820        894       255       1,568       3,818       1,506        31,585      30,455
  Units redeemed.....................     (732)       (39)       (2)     (1,530)     (2,550)       (404)      (12,922)     (5,278)
                                       -------    -------    ------    --------    --------    --------    ----------    --------
  Ending units.......................    2,271      2,183       592         339       3,576       2,308        91,817      73,154
                                       =======    =======    ======    ========    ========    ========    ==========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                      J.P. MORGAN SERIES TRUST II
                                                              -------------------------------------------
                                                                 SMALL COMPANY          MID CAP VALUE
                                                                  SUBACCOUNT              SUBACCOUNT
                                                              -------------------    --------------------
                                                                2004       2003        2004        2003
                                                              --------    -------    --------    --------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $ (1,194)   $  (464)   $ (1,761)   $   (780)
  Reinvested capital gains..................................         0          0       1,083           0
  Realized gain.............................................       283         46      15,110         981
  Unrealized gain...........................................    31,446     16,129      34,990      27,980
                                                              --------    -------    --------    --------
          Net increase in contract owners' equity from
        operations..........................................    30,535     15,711      49,422      28,181
                                                              --------    -------    --------    --------
Equity transactions:
  Contract purchase payments................................       105          0       3,727       2,256
  Transfers from fixed & other subaccounts..................    39,722     62,069     214,045      61,855
  Withdrawals & surrenders..................................         0          0     (75,501)     (1,806)
  Surrender charges (note 3)................................         0          0        (450)          0
  Annual contract fees (note 3).............................       (29)       (11)       (120)        (57)
  Annuity & death benefit payments..........................      (127)         0        (122)          0
  Transfers to fixed & other subaccounts....................         0       (384)    (13,558)    (23,662)
                                                              --------    -------    --------    --------
       Net equity transactions..............................    39,671     61,674     128,021      38,586
                                                              --------    -------    --------    --------
          Net change in contract owners' equity.............    70,206     77,385     177,443      66,767
                                                              --------    -------    --------    --------
Contract owners' equity:
  Beginning of period.......................................    86,212      8,827     157,771      91,004
                                                              --------    -------    --------    --------
  End of period.............................................  $156,418    $86,212    $335,214    $157,771
                                                              ========    =======    ========    ========
Change in units:
  Beginning units...........................................     7,388      1,016      11,236       8,320
                                                              --------    -------    --------    --------
  Units purchased...........................................     3,278      6,373      14,493       5,167
  Units redeemed............................................       (12)        (1)     (5,801)     (2,251)
                                                              --------    -------    --------    --------
  Ending units..............................................    10,654      7,388      19,928      11,236
                                                              ========    =======    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                            PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES
                                                  ----------------------------------------------------------------------------
                                                        REAL RETURN                 TOTAL RETURN             GLOBAL RETURN
                                                         SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
                                                  ------------------------    ------------------------    --------------------
                                                     2004          2003          2004          2003         2004        2003
                                                  ----------    ----------    ----------    ----------    --------    --------
Increase in contract owners' equity from
  operations:
  Net investment activity.......................  $   (1,289)   $    4,027    $    9,180    $   10,281    $    576    $    508
  Reinvested capital gains......................      48,369        29,231        17,122         8,739       2,612         266
  Realized gain (loss)..........................       5,895           747          (264)         (920)      5,900         336
  Unrealized gain (loss)........................      57,819           124        16,844       (15,043)     (1,045)      3,118
                                                  ----------    ----------    ----------    ----------    --------    --------
          Net increase in contract owners'
            equity from operations..............     110,794        34,129        42,882         3,057       8,043       4,228
                                                  ----------    ----------    ----------    ----------    --------    --------
Equity transactions:
  Contract purchase payments....................      13,119        75,973         5,233        22,302           0           0
  Transfers from fixed & other subaccounts......     232,512     1,499,118       105,842     1,123,472      81,356      78,319
  Withdrawals & surrenders......................    (120,915)      (35,599)      (34,543)      (25,192)    (77,927)    (16,091)
  Surrender charges (note 3)....................         (98)         (728)          (10)            0          (5)         (2)
  Annual contract fees (note 3).................        (330)         (286)         (139)          (97)        (37)        (17)
  Annuity & death benefit payments..............      (8,501)       (6,372)       (5,577)       (2,968)        (38)       (203)
  Transfers to fixed & other subaccounts........     (76,864)     (259,920)      (41,180)      (55,906)    (10,217)    (31,613)
                                                  ----------    ----------    ----------    ----------    --------    --------
       Net equity transactions..................      38,923     1,272,186        29,626     1,061,611      (6,868)     30,393
                                                  ----------    ----------    ----------    ----------    --------    --------
          Net change in contract owners'
            equity..............................     149,717     1,306,315        72,508     1,064,668       1,175      34,621
                                                  ----------    ----------    ----------    ----------    --------    --------
Contract owners' equity:
  Beginning of period...........................   1,434,748       128,433     1,112,716        48,048      46,009      11,388
                                                  ----------    ----------    ----------    ----------    --------    --------
  End of period.................................  $1,584,465    $1,434,748    $1,185,224    $1,112,716    $ 47,184    $ 46,009
                                                  ==========    ==========    ==========    ==========    ========    ========
Change in units:
  Beginning units...............................     124,776        12,027       102,652         4,605       3,794       1,064
                                                  ----------    ----------    ----------    ----------    --------    --------
  Units purchased...............................      20,150       133,007         8,508       104,691       6,436       6,485
  Units redeemed................................     (17,036)      (20,258)       (5,780)       (6,644)     (6,673)     (3,755)
                                                  ----------    ----------    ----------    ----------    --------    --------
  Ending units..................................     127,890       124,776       105,380       102,652       3,557       3,794
                                                  ==========    ==========    ==========    ==========    ========    ========

                                                      CALVERT VARIABLE
                                                         SERIES INC.
                                                  -------------------------
                                                        SOCIAL EQUITY
                                                     SUBACCOUNT (NOTE 5)
                                                  -------------------------
                                                    2004         2003(b)
                                                  --------    -------------
Increase in contract owners' equity from
  operations:
  Net investment activity.......................  $   (902)      $  (641)
  Reinvested capital gains......................         0             0
  Realized gain (loss)..........................       486           907
  Unrealized gain (loss)........................     6,164        14,576
                                                  --------       -------
          Net increase in contract owners'
            equity from operations..............     5,748        14,842
                                                  --------       -------
Equity transactions:
  Contract purchase payments....................         0            13
  Transfers from fixed & other subaccounts......         0        90,635
  Withdrawals & surrenders......................      (329)       (2,638)
  Surrender charges (note 3)....................         0             0
  Annual contract fees (note 3).................       (85)          (66)
  Annuity & death benefit payments..............    (1,652)       (1,278)
  Transfers to fixed & other subaccounts........         0        (5,012)
                                                  --------       -------
       Net equity transactions..................    (2,066)       81,654
                                                  --------       -------
          Net change in contract owners'
            equity..............................     3,682        96,496
                                                  --------       -------
Contract owners' equity:
  Beginning of period...........................    96,496             0
                                                  --------       -------
  End of period.................................  $100,178       $96,496
                                                  ========       =======
Change in units:
  Beginning units...............................    14,319             0
                                                  --------       -------
  Units purchased...............................         0        15,744
  Units redeemed................................      (302)       (1,425)
                                                  --------       -------
  Ending units..................................    14,017        14,319
                                                  ========       =======

---------------

(b) Period from May 2, 2003 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                               DREYFUS VARIABLE
                                                                                                              INVESTMENT FUND --
                                                      UBS SERIES TRUST    THE PRUDENTIAL SERIES FUND, INC.      SERVICE SHARES
                                                      -----------------   ---------------------------------   -------------------
                                                                           JENNISON
                                                       U.S. ALLOCATION    20/20 FOCUS        JENNISON            APPRECIATION
                                                         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT            SUBACCOUNT
                                                      -----------------   -----------   -------------------   -------------------
                                                       2004     2003(a)      2004         2004     2003(a)      2004     2003(a)
                                                      -------   -------   -----------   --------   --------   --------   --------
Increase in contract owners' equity from operations:
  Net investment activity...........................  $    (6)  $    (1)    $  (13)     $   (85)    $  (15)   $    83     $   70
  Reinvested capital gains..........................        0         0          0            0          0          0          0
  Realized gain (loss)..............................        0         1          7            6         42         (9)         0
  Unrealized gain...................................       62         0        235        1,400        310        210        201
                                                      -------   -------     ------      -------     ------    -------     ------
          Net increase in contract owners' equity
           from operations..........................       56         0        229        1,321        337        284        271
                                                      -------   -------     ------      -------     ------    -------     ------
Equity transactions:
  Contract purchase payments........................        0         0          0            0          0          0          0
  Transfers from fixed & other subaccounts..........   20,685     7,616      1,581        7,977      5,259     10,029      6,956
  Withdrawals & surrenders..........................        0         0          0            0          0       (658)         0
  Surrender charges (note 3)........................        0         0          0            0          0          0          0
  Annual contract fees (note 3).....................        0         0          0           (3)         0         (5)         0
  Annuity & death benefit payments..................        0         0       (112)           0          0          0          0
  Transfers to fixed & other subaccounts............        0    (7,616)         0            0       (575)         0          0
                                                      -------   -------     ------      -------     ------    -------     ------
       Net equity transactions......................   20,685         0      1,469        7,974      4,684      9,366      6,956
                                                      -------   -------     ------      -------     ------    -------     ------
          Net change in contract owners' equity.....   20,741         0      1,698        9,295      5,021      9,650      7,227
                                                      -------   -------     ------      -------     ------    -------     ------
Contract owners' equity:
  Beginning of period...............................        0         0          0        5,021          0      7,227          0
                                                      -------   -------     ------      -------     ------    -------     ------
  End of period.....................................  $20,741   $     0     $1,698      $14,316     $5,021    $16,877     $7,227
                                                      =======   =======     ======      =======     ======    =======     ======
Change in units:
  Beginning units...................................        0         0          0          413          0        617          0
                                                      -------   -------     ------      -------     ------    -------     ------
  Units purchased...................................    1,569         0        129          675        466        827        617
  Units redeemed....................................        0         0         (9)           0        (53)       (57)         0
                                                      -------   -------     ------      -------     ------    -------     ------
  Ending units......................................    1,569         0        120        1,088        413      1,387        617
                                                      =======   =======     ======      =======     ======    =======     ======

---------------

(a) Period from May 1, 2003 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2004 AND 2003

                                                                                                     VAN KAMPEN UNIVERSAL
                                                            ROYCE CAPITAL FUND                 INSTITUTIONAL FUNDS -- CLASS II
                                                 -----------------------------------------   ------------------------------------
                                                                                                CORE PLUS
                                                      SMALL-CAP             MICRO-CAP          FIXED INCOME      US REAL ESTATE
                                                     SUBACCOUNT            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                 -------------------   -------------------   ----------------   -----------------
                                                   2004      2003(a)     2004     2003(a)     2004    2003(b)    2004     2003(a)
                                                 ---------   -------   --------   --------   ------   -------   -------   -------
Increase in contract owners' equity from
  operations:
  Net investment activity......................  $  (2,945)  $  (312)  $ (2,280)  $   (479)  $   82   $  (17)   $  (118)   $  0
  Reinvested capital gains.....................     28,555     5,341     17,996      4,676        7       25          8       0
  Realized gain................................      6,085        57      5,791         47        1        0         10       0
  Unrealized gain..............................     49,138     6,330      1,238     15,479       17       14      6,939      15
                                                 ---------   -------   --------   --------   ------   ------    -------    ----
          Net increase in contract owners'
             equity from operations............     80,833    11,416     22,745     19,723      107       22      6,839      15
                                                 ---------   -------   --------   --------   ------   ------    -------    ----
Equity transactions:
  Contract purchase payments...................     10,285         0      5,430          0        0        0      1,008     240
  Transfers from fixed & other subaccounts.....    571,799    85,594    197,298    108,613    2,170    3,223     40,703       0
  Withdrawals & surrenders.....................    (17,673)     (341)   (23,666)      (340)       0        0          0       0
  Surrender charges (note 3)...................        (11)        0        (11)         0        0        0          0       0
  Annual contract fees (note 3)................       (109)      (27)      (117)       (15)      (1)      (1)       (11)      0
  Annuity & death benefit payments.............     (3,584)        0     (3,403)         0        0        0          0       0
  Transfers to fixed & other subaccounts.......   (141,852)        0    (68,722)         0        0        0          0       0
                                                 ---------   -------   --------   --------   ------   ------    -------    ----
       Net equity transactions.................    418,855    85,226    106,809    108,258    2,169    3,222     41,700     240
                                                 ---------   -------   --------   --------   ------   ------    -------    ----
          Net change in contract owners'
             equity............................    499,688    96,642    129,554    127,981    2,276    3,244     48,539     255
                                                 ---------   -------   --------   --------   ------   ------    -------    ----
Contract owners' equity:
  Beginning of period..........................     96,642         0    127,981          0    3,244        0        255       0
                                                 ---------   -------   --------   --------   ------   ------    -------    ----
  End of period................................  $ 596,330   $96,642   $257,535   $127,981   $5,520   $3,244    $48,794    $255
                                                 =========   =======   ========   ========   ======   ======    =======    ====
Change in units:
  Beginning units..............................      6,908         0      8,698          0      281        0         20       0
                                                 ---------   -------   --------   --------   ------   ------    -------    ----
  Units purchased..............................     34,328     6,937     13,220      8,724      183      281      2,807      20
  Units redeemed...............................     (6,768)      (29)    (6,384)       (26)       0        0         (1)      0
                                                 ---------   -------   --------   --------   ------   ------    -------    ----
  Ending units.................................     34,468     6,908     15,534      8,698      464      281      2,826      20
                                                 =========   =======   ========   ========   ======   ======    =======    ====

---------------

(a) Period from May 1, 2003 date of commencement of operations.

(b) Period from May 2, 2003 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2004

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account B (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Variable Fund LLC, Fidelity Variable Insurance Products Fund Service Class 2, Janus Aspen Series (Institutional and Service Shares), Strong Variable Insurance Funds, Inc., Van Kampen Universal Institutional Funds, Inc. (Class I & II), Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., PBHG Insurance Series Fund, J.P. Morgan Series Trust II, MFS Variable Insurance Trust -- Service Shares, PIMCO Variable Insurance Trust -- Administrative Shares, UBS Series Trust, The Prudential Series Fund, Inc., Calvert Variable Series, Inc., Royce Capital Fund, and Dreyfus Variable Investment Fund -- Service Shares (collectively the Funds). All the Funds, other than the Dow Target Variable Fund LLC, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2004. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) and the Dow Target Fund LLC (Dow Fund) , in which the Account invests. For these services, ONI received fees from ON Fund and Dow Fund of approximately $10.4 million for the year ended December 31, 2004.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar portions of their contracts. Transfers to the ONLIC fixed portion of annuity contracts from the Account totaled approximately $2.4 million for the year ended December 31, 2004. Transfers from the ONLIC fixed portion of annuity contracts to the Account totaled approximately $1.8 million for the year ended December 31, 2004.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

   The Company offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is through an affiliate, although other distributions are also utilized.

   A contract purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period contract purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
   2004
     Combination.................................        8,746    $187.813735   $ 1,642,655     1.00%       11.32%      0.05%
     Back Load...................................          740    $ 95.236348   $    70,478     1.10%       11.21%      0.04%
     Top I.......................................        6,657    $ 82.650560   $   550,183     1.10%       11.21%      0.04%
     Top Tradition...............................      262,643    $ 69.740136   $18,316,727     1.10%       11.21%      0.04%
     Top Plus....................................      262,302    $ 23.636618   $ 6,199,951     0.90%       11.43%      0.04%
                                                    ----------                  -----------
                                                       541,088                  $26,779,994
                                                    ----------                  -----------
   2003
     Combination.................................        8,900    $168.716233   $ 1,501,606     1.00%       42.92%      0.18%
     Back Load...................................          798    $ 85.637325   $    68,359     1.10%       42.78%      0.18%
     Top I.......................................        7,102    $ 74.320073   $   527,779     1.10%       42.78%      0.18%
     Top Tradition...............................      295,374    $ 62.710914   $18,523,183     1.10%       42.78%      0.18%
     Top Plus....................................      297,330    $ 21.212109   $ 6,306,993     0.90%       43.06%      0.18%
                                                    ----------                  -----------
                                                       609,504                  $26,927,920
                                                    ----------                  -----------
   2002
     Combination.................................        9,429    $118.048746   $ 1,113,126     1.00%      -19.55%      0.36%
     Back Load...................................          787    $ 59.978655   $    47,186     1.10%      -19.63%      0.37%
     Top I.......................................        7,635    $ 52.052278   $   397,411     1.10%      -19.63%      0.36%
     Top Tradition...............................      335,950    $ 43.921459   $14,755,423     1.10%      -19.63%      0.35%
     Top Plus....................................      336,899    $ 14.827204   $ 4,995,271     0.90%      -19.47%      0.35%
                                                    ----------                  -----------
                                                       690,700                  $21,308,417
                                                    ----------                  -----------
   2001
     Combination.................................       10,406    $146.729444   $ 1,526,816     1.00%       -9.34%      0.29%
     Back Load...................................          787    $ 74.624813   $    58,755     1.10%       -9.43%      0.29%
     Top I.......................................        9,481    $ 64.762873   $   614,013     1.10%       -9.43%      0.29%
     Top Tradition...............................      430,401    $ 54.646612   $23,519,980     1.10%       -9.43%      0.29%
     Top Plus....................................      420,320    $ 18.411312   $ 7,738,643     0.90%       -9.25%      0.29%
                                                    ----------                  -----------
                                                       871,395                  $33,458,207
                                                    ----------                  -----------
   2000
     Combination.................................       10,607    $161.853196   $ 1,716,804     1.00%       -7.57%      0.29%
     Back Load...................................          777    $ 82.398661   $    64,054     1.10%       -7.66%      0.30%
     Top I.......................................       10,553    $ 71.509397   $   754,658     1.10%       -7.66%      0.29%
     Top Tradition...............................      485,303    $ 60.339288   $29,282,830     1.10%       -7.66%      0.29%
     Top Plus....................................      435,099    $ 20.288788   $ 8,827,632     0.90%       -7.48%      0.29%
                                                    ----------                  -----------
                                                       942,339                  $40,645,978
                                                    ----------                  -----------
   MONEY MARKET SUBACCOUNT
   2004
     VIA.........................................        2,561    $ 31.379976   $    80,362     1.30%       -0.29%      1.02%
     Top I.......................................        3,246    $ 23.795684   $    77,240     1.30%       -0.29%      1.03%
     Top Tradition...............................       46,172    $ 21.579558   $   996,362     1.10%       -0.09%      0.99%
     Top Plus....................................       13,190    $ 13.965057   $   184,210     0.90%        0.11%      0.86%
                                                    ----------                  -----------
                                                        65,169                  $ 1,338,174
                                                    ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   MONEY MARKET SUBACCOUNT (CONTINUED)
   2003
     VIA.........................................        2,739    $ 31.471062   $    86,201     1.30%       -0.55%      0.74%
     Top I.......................................        3,281    $ 23.864748   $    78,309     1.30%       -0.55%      0.75%
     Top Tradition...............................       69,694    $ 21.599335   $ 1,505,353     1.10%       -0.36%      0.75%
     Top Plus....................................       59,329    $ 13.950124   $   827,639     0.90%       -0.16%      0.75%
                                                    ----------                  -----------
                                                       135,043                  $ 2,497,502
                                                    ----------                  -----------
   2002
     VIA.........................................        3,201    $ 31.645984   $   101,304     1.30%        0.09%      1.40%
     Top I.......................................        4,118    $ 23.997404   $    98,810     1.30%        0.09%      1.40%
     Top Tradition...............................       99,162    $ 21.676487   $ 2,149,488     1.10%        0.28%      1.37%
     Top Plus....................................      105,701    $ 13.972279   $ 1,476,881     0.90%        0.48%      1.41%
                                                    ----------                  -----------
                                                       212,182                  $ 3,826,483
                                                    ----------                  -----------
   2001
     VIA.........................................        6,496    $ 31.618739   $   205,383     1.30%        2.46%      3.57%
     Top I.......................................        4,187    $ 23.976750   $   100,386     1.30%        2.46%      3.58%
     Top Tradition...............................      143,776    $ 21.615037   $ 3,107,722     1.10%        2.67%      3.36%
     Top Plus....................................      119,581    $ 13.905126   $ 1,662,852     0.90%        2.87%      3.50%
                                                    ----------                  -----------
                                                       274,040                  $ 5,076,343
                                                    ----------                  -----------
   2000
     VIA.........................................        6,758    $ 30.858557   $   208,558     1.30%        4.98%      6.33%
     Top I.......................................        4,191    $ 23.400294   $    98,079     1.30%        4.98%      6.32%
     Top Tradition...............................       54,882    $ 21.053464   $ 1,155,464     1.10%        5.19%      5.95%
     Top Plus....................................       69,764    $ 13.516943   $   943,000     0.90%        5.39%      6.07%
                                                    ----------                  -----------
                                                       135,595                  $ 2,405,101
                                                    ----------                  -----------
   BOND SUBACCOUNT
   2004
     Top I.......................................          222    $ 42.883430   $     9,537     1.10%        4.73%      0.00%
     Top Tradition...............................       62,858    $ 35.912547   $ 2,257,383     1.10%        4.73%      0.00%
     Top Plus....................................       61,712    $ 17.961382   $ 1,108,431     0.90%        4.94%      0.00%
                                                    ----------                  -----------
                                                       124,792                  $ 3,375,351
                                                    ----------                  -----------
   2003
     Top I.......................................          225    $ 40.945593   $     9,228     1.10%        9.26%      4.72%
     Top Tradition...............................       82,203    $ 34.289720   $ 2,818,702     1.10%        9.26%      5.54%
     Top Plus....................................       77,170    $ 17.115732   $ 1,320,820     0.90%        9.48%      5.59%
                                                    ----------                  -----------
                                                       159,598                  $ 4,148,750
                                                    ----------                  -----------
   2002
     Top I.......................................          229    $ 37.475703   $     8,575     1.10%        7.47%      5.83%
     Top Tradition...............................       97,963    $ 31.383869   $ 3,074,448     1.10%        7.47%      5.95%
     Top Plus....................................       94,133    $ 15.634301   $ 1,471,714     0.90%        7.69%      6.16%
                                                    ----------                  -----------
                                                       192,325                  $ 4,554,737
                                                    ----------                  -----------
   2001
     Top I.......................................          709    $ 34.869720   $    24,711     1.10%        7.23%      6.21%
     Top Tradition...............................       98,552    $ 29.201497   $ 2,877,868     1.10%        7.23%      6.40%
     Top Plus....................................       76,526    $ 14.518370   $ 1,111,036     0.90%        7.45%      6.28%
                                                    ----------                  -----------
                                                       175,787                  $ 4,013,615
                                                    ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   BOND SUBACCOUNT (CONTINUED)
   2000
     Top I.......................................          712    $ 32.517141   $    23,153     1.10%        4.71%      6.27%
     Top Tradition...............................       74,174    $ 27.231337   $ 2,019,853     1.10%        4.71%      6.57%
     Top Plus....................................       77,325    $ 13.511940   $ 1,044,814     0.90%        4.92%      6.49%
                                                    ----------                  -----------
                                                       152,211                  $ 3,087,820
                                                    ----------                  -----------
   OMNI SUBACCOUNT
   2004
     Top I.......................................       15,919    $ 32.671066   $   520,077     1.10%        5.95%      1.39%
     Top Tradition...............................      214,582    $ 32.465180   $ 6,966,441     1.10%        5.95%      1.33%
     Top Plus....................................      136,972    $ 13.779581   $ 1,887,420     0.90%        6.16%      1.31%
                                                    ----------                  -----------
                                                       367,473                    9,373,938
                                                    ----------                  -----------
   2003
     Top I.......................................       16,325    $ 30.836972   $   503,405     1.10%       24.83%      1.77%
     Top Tradition...............................      247,514    $ 30.642638   $ 7,584,483     1.10%       24.83%      1.76%
     Top Plus....................................      164,162    $ 12.980233   $ 2,130,865     0.90%       25.07%      1.76%
                                                    ----------                  -----------
                                                       428,001                  $10,218,753
                                                    ----------                  -----------
   2002
     Top I.......................................       16,747    $ 24.704037   $   413,724     1.10%      -23.62%      1.91%
     Top Tradition...............................      288,071    $ 24.548349   $ 7,071,660     1.10%      -23.62%      1.87%
     Top Plus....................................      193,979    $ 10.378160   $ 2,013,149     0.90%      -23.46%      1.83%
                                                    ----------                  -----------
                                                       498,797                  $ 9,498,533
                                                    ----------                  -----------
   2001
     Top I.......................................       17,790    $ 32.341620   $   575,351     1.10%      -14.02%      1.85%
     Top Tradition...............................      359,975    $ 32.137789   $11,568,815     1.10%      -14.02%      1.80%
     Top Plus....................................      262,133    $ 13.559807   $ 3,554,473     0.90%      -13.84%      1.76%
                                                    ----------                  -----------
                                                       639,898                  $15,698,639
                                                    ----------                  -----------
   2000
     Top I.......................................       18,791    $ 37.613517   $   706,813     1.10%      -15.78%      1.19%
     Top Tradition...............................      461,399    $ 37.376450   $17,245,459     1.10%      -15.78%      1.16%
     Top Plus....................................      367,136    $ 15.738754   $ 5,778,265     0.90%      -15.61%      1.16%
                                                    ----------                  -----------
                                                       847,326                  $23,730,537
                                                    ----------                  -----------
   INTERNATIONAL SUBACCOUNT
   2004
     Top I.......................................        4,193    $ 17.643397   $    73,981     1.10%       11.74%      0.00%
     Top Tradition...............................      292,781    $ 17.643397   $ 5,165,651     1.10%       11.74%      0.00%
     Top Plus....................................      149,308    $ 15.749854   $ 2,351,581     0.90%       11.96%      0.00%
                                                    ----------                  -----------
                                                       446,282                  $ 7,591,213
                                                    ----------                  -----------
   2003
     Top I.......................................        4,425    $ 15.789447   $    69,875     1.10%       31.15%      0.46%
     Top Tradition...............................      383,253    $ 15.789447   $ 6,051,352     1.10%       31.15%      0.46%
     Top Plus....................................      182,547    $ 14.066942   $ 2,567,874     0.90%       31.41%      0.44%
                                                    ----------                  -----------
                                                       570,225                  $ 8,689,101
                                                    ----------                  -----------
   2002
     Top I.......................................        5,018    $ 12.039008   $    60,418     1.10%      -21.51%      0.26%
     Top Tradition...............................      473,133    $ 12.039008   $ 5,696,051     1.10%      -21.51%      0.26%
     Top Plus....................................      256,818    $ 10.704470   $ 2,749,100     0.90%      -21.36%      0.26%
                                                    ----------                  -----------
                                                       734,969                  $ 8,505,569
                                                    ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   INTERNATIONAL SUBACCOUNT (CONTINUED)
   2001
     Top I.......................................        6,004    $ 15.338791   $    92,088     1.10%      -30.33%      0.00%
     Top Tradition...............................      577,856    $ 15.338791   $ 8,863,613     1.10%      -30.33%      0.00%
     Top Plus....................................      359,879    $ 13.611451   $ 4,898,478     0.90%      -30.19%      0.00%
                                                    ----------                  -----------
                                                       943,739                  $13,854,179
                                                    ----------                  -----------
   2000
     Top I.......................................        7,754    $ 22.017499   $   170,718     1.10%      -23.04%      0.00%
     Top Tradition...............................      680,017    $ 22.017499   $14,972,270     1.10%      -23.04%      0.00%
     Top Plus....................................      430,991    $ 19.499102   $ 8,403,944     0.90%      -22.89%      0.00%
                                                    ----------                  -----------
                                                     1,118,762                  $23,546,932
                                                    ----------                  -----------
   CAPITAL APPRECIATION SUBACCOUNT
   2004
     Top I.......................................          659    $ 26.401629   $    17,386     1.10%       11.27%      0.37%
     Top Tradition...............................      188,749    $ 26.401629   $ 4,983,269     1.10%       11.27%      0.36%
     Top Plus....................................      132,036    $ 29.845326   $ 3,940,692     0.90%       11.49%      0.36%
                                                    ----------                  -----------
                                                       321,444                  $ 8,941,347
                                                    ----------                  -----------
   2003
     Top I.......................................          796    $ 23.726799   $    18,883     1.10%       30.10%      0.26%
     Top Tradition...............................      233,847    $ 23.726799   $ 5,548,448     1.10%       30.10%      0.25%
     Top Plus....................................      149,708    $ 26.768431   $ 4,007,446     0.90%       30.35%      0.25%
                                                    ----------                  -----------
                                                       384,351                  $ 9,574,777
                                                    ----------                  -----------
   2002
     Top I.......................................          944    $ 18.237893   $    17,220     1.10%      -21.02%      0.20%
     Top Tradition...............................      300,763    $ 18.237893   $ 5,485,282     1.10%      -21.02%      0.21%
     Top Plus....................................      192,817    $ 20.535249   $ 3,959,535     0.90%      -20.86%      0.20%
                                                    ----------                  -----------
                                                       494,524                  $ 9,462,037
                                                    ----------                  -----------
   2001
     Top I.......................................        1,319    $ 23.091636   $    30,464     1.10%        8.50%      0.49%
     Top Tradition...............................      311,695    $ 23.091636   $ 7,197,536     1.10%        8.50%      0.49%
     Top Plus....................................      214,554    $ 25.948909   $ 5,567,434     0.90%        8.72%      0.49%
                                                    ----------                  -----------
                                                       527,568                  $12,795,434
                                                    ----------                  -----------
   2000
     Top I.......................................        1,332    $ 21.281994   $    28,354     1.10%       30.07%      1.00%
     Top Tradition...............................      310,191    $ 21.281994   $ 6,601,481     1.10%       30.07%      1.06%
     Top Plus....................................      212,034    $ 23.867775   $ 5,060,790     0.90%       30.33%      1.01%
                                                    ----------                  -----------
                                                       523,557                  $11,690,625
                                                    ----------                  -----------
   DISCOVERY SUBACCOUNT
   2004
     Top I.......................................        1,670    $ 23.993241   $    40,071     1.10%        9.72%      0.00%
     Top Tradition...............................      147,640    $ 23.993241   $ 3,542,358     1.10%        9.72%      0.00%
     Top Plus....................................       92,156    $ 31.807684   $ 2,931,272     0.90%        9.94%      0.00%
                                                    ----------                  -----------
                                                       241,466                  $ 6,513,701
                                                    ----------                  -----------
   2003
     Top I.......................................        1,688    $ 21.867330   $    36,907     1.10%       36.17%      0.00%
     Top Tradition...............................      173,031    $ 21.867330   $ 3,783,736     1.10%       36.17%      0.00%
     Top Plus....................................      120,254    $ 28.931906   $ 3,479,182     0.90%       36.44%      0.00%
                                                    ----------                  -----------
                                                       294,973                  $ 7,299,825
                                                    ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   DISCOVERY SUBACCOUNT (CONTINUED)
   2002
     Top I.......................................        1,299    $ 16.058949   $    20,865     1.10%      -33.47%      0.00%
     Top Tradition...............................      204,134    $ 16.058949   $ 3,278,179     1.10%      -33.47%      0.00%
     Top Plus....................................      147,878    $ 21.205098   $ 3,135,757     0.90%      -33.34%      0.00%
                                                    ----------                  -----------
                                                       353,311                  $ 6,434,801
                                                    ----------                  -----------
   2001
     Top I.......................................        1,252    $ 24.137799   $    30,230     1.10%      -19.25%      0.00%
     Top Tradition...............................      243,056    $ 24.137799   $ 5,866,831     1.10%      -19.25%      0.00%
     Top Plus....................................      180,341    $ 31.809662   $ 5,736,577     0.90%      -19.09%      0.00%
                                                    ----------                  -----------
                                                       424,649                  $11,633,638
                                                    ----------                  -----------
   2000
     Top I.......................................        1,253    $ 29.893355   $    37,469     1.10%      -12.18%      0.00%
     Top Tradition...............................      286,083    $ 29.893355   $ 8,551,980     1.10%      -12.18%      0.00%
     Top Plus....................................      211,332    $ 39.316003   $ 8,308,733     0.90%      -12.01%      0.00%
                                                    ----------                  -----------
                                                       498,668                  $16,898,182
                                                    ----------                  -----------
   INTERNATIONAL SMALL COMPANY SUBACCOUNT
   2004
     Top I.......................................           22    $ 19.332118   $       433     1.10%       19.55%      1.08%
     Top Tradition...............................       67,429    $ 19.332118   $ 1,303,551     1.10%       19.55%      0.93%
     Top Plus....................................       66,705    $ 21.022163   $ 1,402,278     0.90%       19.79%      0.97%
                                                    ----------                  -----------
                                                       134,156                  $ 2,706,262
                                                    ----------                  -----------
   2003
     Top I.......................................           22    $ 16.170236   $       363     1.10%       52.24%      0.22%
     Top Tradition...............................       86,116    $ 16.170236   $ 1,392,519     1.10%       52.24%      0.22%
     Top Plus....................................       80,751    $ 17.549014   $ 1,417,098     0.90%       52.54%      0.22%
                                                    ----------                  -----------
                                                       166,889                  $ 2,809,980
                                                    ----------                  -----------
   2002
     Top I.......................................           23    $ 10.621378   $       240     1.10%      -15.93%      0.00%
     Top Tradition...............................       90,154    $ 10.621378   $   957,562     1.10%      -15.93%      0.00%
     Top Plus....................................      101,302    $ 11.504273   $ 1,165,410     0.90%      -15.77%      0.00%
                                                    ----------                  -----------
                                                       191,479                  $ 2,123,212
                                                    ----------                  -----------
   2001
     Top I.......................................           23    $ 12.634695   $       286     1.10%      -30.05%      0.00%
     Top Tradition...............................      109,586    $ 12.634695   $ 1,384,590     1.10%      -30.05%      0.00%
     Top Plus....................................      121,151    $ 13.657853   $ 1,654,668     0.90%      -29.91%      0.00%
                                                    ----------                  -----------
                                                       230,760                  $ 3,039,544
                                                    ----------                  -----------
   2000
     Top I.......................................           23    $ 18.062290   $       410     1.10%      -31.03%      0.00%
     Top Tradition...............................      124,693    $ 18.062290   $ 2,252,236     1.10%      -31.03%      0.00%
     Top Plus....................................      133,455    $ 19.486046   $ 2,600,511     0.90%      -30.89%      0.00%
                                                    ----------                  -----------
                                                       258,171                  $ 4,853,157
                                                    ----------                  -----------
   AGGRESSIVE GROWTH SUBACCOUNT
   2004
     Top Tradition...............................       55,633    $  6.294415   $   350,174     1.10%        7.77%      0.00%
     Top Plus....................................       47,625    $  7.695920   $   366,518     0.90%        7.98%      0.00%
                                                    ----------                  -----------
                                                       103,258                  $   716,692
                                                    ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   AGGRESSIVE GROWTH SUBACCOUNT (CONTINUED)
   2003
     Top Tradition...............................       71,645    $  5.840646   $   418,457     1.10%       30.06%      0.00%
     Top Plus....................................       59,982    $  7.126951   $   427,487     0.90%       30.32%      0.00%
                                                    ----------                  -----------
                                                       131,627                  $   845,944
                                                    ----------                  -----------
   2002
     Top Tradition...............................       79,553    $  4.490665   $   357,248     1.10%      -28.70%      0.00%
     Top Plus....................................       70,450    $  5.468849   $   385,278     0.90%      -28.56%      0.00%
                                                    ----------                  -----------
                                                       150,003                  $   742,526
                                                    ----------                  -----------
   2001
     Top Tradition...............................       93,890    $  6.298389   $   591,354     1.10%      -32.56%      1.02%
     Top Plus....................................       86,473    $  7.655137   $   661,959     0.90%      -32.43%      0.99%
                                                    ----------                  -----------
                                                       180,363                  $ 1,253,313
                                                    ----------                  -----------
   2000
     Top Tradition...............................      101,866    $  9.339276   $   951,354     1.10%      -28.13%      0.00%
     Top Plus....................................      101,820    $ 11.328412   $ 1,153,460     0.90%      -27.99%      0.00%
                                                    ----------                  -----------
                                                       203,686                  $ 2,104,814
                                                    ----------                  -----------
   SMALL CAP GROWTH SUBACCOUNT
   2004
     Top I.......................................        1,440    $  7.719698   $    11,115     1.10%       10.23%      0.00%
     Top Tradition...............................       72,248    $ 11.433639   $   826,055     1.10%       10.23%      0.00%
     Top Plus....................................       25,400    $ 11.616196   $   295,060     0.90%       10.45%      0.00%
                                                    ----------                  -----------
                                                        99,088                  $ 1,132,230
                                                    ----------                  -----------
   2003
     Top I.......................................          614    $  7.003370   $     4,296     1.10%       43.77%      0.00%
     Top Tradition...............................       83,787    $ 10.372684   $   869,100     1.10%       43.77%      0.00%
     Top Plus....................................       40,962    $ 10.517403   $   430,817     0.90%       44.05%      0.00%
                                                    ----------                  -----------
                                                       125,363                  $ 1,304,213
                                                    ----------                  -----------
   2002
     Top I.......................................          614    $  4.871298   $     2,991     1.10%      -29.90%      0.00%
     Top Tradition...............................      110,406    $  7.214868   $   796,564     1.10%      -29.90%      0.00%
     Top Plus....................................       51,775    $  7.301096   $   378,011     0.90%      -29.76%      0.00%
                                                    ----------                  -----------
                                                       162,795                  $ 1,177,566
                                                    ----------                  -----------
   2001
     Top I.......................................          615    $  6.948667   $     4,270     1.10%      -40.16%      0.00%
     Top Tradition...............................      133,771    $ 10.291639   $ 1,376,725     1.10%      -40.16%      0.00%
     Top Plus....................................       66,185    $ 10.393992   $   687,930     0.90%      -40.04%      0.00%
                                                    ----------                  -----------
                                                       200,571                  $ 2,068,925
                                                    ----------                  -----------
   2000
     Top I.......................................          615    $ 11.612578   $     7,143     1.10%      -17.77%      0.00%
     Top Tradition...............................      177,009    $ 17.199343   $ 3,044,446     1.10%      -17.77%      0.00%
     Top Plus....................................       80,072    $ 17.335694   $ 1,388,105     0.90%      -17.61%      0.00%
                                                    ----------                  -----------
                                                       257,696                  $ 4,439,694
                                                    ----------                  -----------
   MID CAP OPPORTUNITY SUBACCOUNT
   2004
     Top I.......................................        1,799    $ 12.318904   $    22,159     1.10%       12.32%      0.00%
     Top Tradition...............................      211,731    $ 21.445455   $ 4,540,664     1.10%       12.32%      0.00%
     Top Plus....................................      134,054    $ 21.787570   $ 2,920,720     0.90%       12.54%      0.00%
                                                    ----------                  -----------
                                                       347,584                  $ 7,483,543
                                                    ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   MID CAP OPPORTUNITY SUBACCOUNT (CONTINUED)
   2003
     Top I.......................................        1,817    $ 10.967734   $    19,929     1.10%       44.75%      0.04%
     Top Tradition...............................      243,025    $ 19.093264   $ 4,640,145     1.10%       44.75%      0.04%
     Top Plus....................................      178,954    $ 19.359387   $ 3,464,434     0.90%       45.04%      0.04%
                                                    ----------                  -----------
                                                       423,796                  $ 8,124,508
                                                    ----------                  -----------
   2002
     Top I.......................................        1,812    $  7.576987   $    13,732     1.10%      -26.44%      0.00%
     Top Tradition...............................      284,594    $ 13.190461   $ 3,753,927     1.10%      -26.44%      0.00%
     Top Plus....................................      213,781    $ 13.347926   $ 2,853,531     0.90%      -26.29%      0.00%
                                                    ----------                  -----------
                                                       500,187                  $ 6,621,190
                                                    ----------                  -----------
   2001
     Top I.......................................        1,699    $ 10.300307   $    17,504     1.10%      -13.79%      1.18%
     Top Tradition...............................      321,519    $ 17.931371   $ 5,765,284     1.10%      -13.79%      1.26%
     Top Plus....................................      256,915    $ 18.109480   $ 4,652,589     0.90%      -13.61%      1.26%
                                                    ----------                  -----------
                                                       580,133                  $10,435,377
                                                    ----------                  -----------
   2000
     Top I.......................................        3,577    $ 11.965743   $    42,806     1.10%       -9.43%      0.00%
     Top Tradition...............................      356,052    $ 20.830667   $ 7,416,806     1.10%       -9.43%      0.00%
     Top Plus....................................      278,494    $ 20.995669   $ 5,847,166     0.90%       -9.25%      0.00%
                                                    ----------                  -----------
                                                       638,123                  $13,306,778
                                                    ----------                  -----------
   S&P 500 INDEX SUBACCOUNT
   2004
     Top I.......................................        6,239    $  8.972855   $    55,985     1.10%        9.10%      1.07%
     Top Tradition...............................      310,573    $ 16.841761   $ 5,230,593     1.10%        9.10%      1.12%
     Top Plus....................................      244,616    $ 17.110362   $ 4,185,460     0.90%        9.32%      1.09%
                                                    ----------                  -----------
                                                       561,428                  $ 9,472,038
                                                    ----------                  -----------
   2003
     Top I.......................................        7,097    $  8.224458   $    58,368     1.10%       26.45%      1.22%
     Top Tradition...............................      341,395    $ 15.437040   $ 5,270,130     1.10%       26.45%      1.18%
     Top Plus....................................      264,354    $ 15.652148   $ 4,137,701     0.90%       26.70%      1.20%
                                                    ----------                  -----------
                                                       612,846                  $ 9,466,199
                                                    ----------                  -----------
   2002
     Top I.......................................        6,415    $  6.504141   $    41,724     1.10%      -23.47%      1.11%
     Top Tradition...............................      413,646    $ 12.208071   $ 5,049,816     1.10%      -23.47%      1.08%
     Top Plus....................................      286,685    $ 12.353754   $ 3,541,638     0.90%      -23.32%      1.07%
                                                    ----------                  -----------
                                                       706,746                  $ 8,633,178
                                                    ----------                  -----------
   2001
     Top I.......................................        6,417    $  8.499003   $    54,537     1.10%      -14.28%      2.05%
     Top Tradition...............................      485,469    $ 15.952375   $ 7,744,380     1.10%      -14.28%      2.02%
     Top Plus....................................      376,373    $ 16.110753   $ 6,063,648     0.90%      -14.11%      2.03%
                                                    ----------                  -----------
                                                       868,259                  $13,862,565
                                                    ----------                  -----------
   2000
     Top I.......................................        6,419    $  9.914556   $    63,637     1.10%      -10.63%      3.13%
     Top Tradition...............................      572,518    $ 18.609337   $10,654,178     1.10%      -10.63%      3.06%
     Top Plus....................................      444,223    $ 18.756672   $ 8,332,137     0.90%      -10.45%      3.06%
                                                    ----------                  -----------
                                                     1,023,160                  $19,049,952
                                                    ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   SOCIAL AWARENESS SUBACCOUNT (NOTE 5)
   2002
     Top I.......................................        1,051    $  5.511170   $     5,791     1.10%      -29.10%      0.00%
     Top Tradition...............................        8,518    $  5.388262   $    45,895     1.10%      -29.10%      0.00%
     Top Plus....................................        6,744    $  5.452617   $    36,778     0.90%      -28.95%      0.00%
                                                    ----------                  -----------
                                                        16,313                  $    88,464
                                                    ----------                  -----------
   2001
     Top I.......................................        1,052    $  7.772669   $     8,170     1.10%      -20.66%      0.00%
     Top Tradition...............................       10,595    $  7.599331   $    80,517     1.10%      -20.66%      0.00%
     Top Plus....................................        8,009    $  7.674852   $    61,471     0.90%      -20.50%      0.00%
                                                    ----------                  -----------
                                                        19,656                  $   150,158
                                                    ----------                  -----------
   2000
     Top I.......................................        1,052    $  9.796345   $    10,302     1.10%      -13.73%      0.00%
     Top Tradition...............................       12,368    $  9.577874   $   118,463     1.10%      -13.73%      0.00%
     Top Plus....................................       11,546    $  9.653780   $   111,467     0.90%      -13.56%      0.00%
                                                    ----------                  -----------
                                                        24,966                  $   240,232
                                                    ----------                  -----------
   BLUE CHIP SUBACCOUNT
   2004
     Top I.......................................        1,048    $ 10.611435   $    11,123     1.10%        8.41%      1.37%
     Top Tradition...............................       14,125    $ 10.611435   $   149,889     1.10%        8.41%      1.33%
     Top Plus....................................        9,326    $ 10.720596   $    99,974     0.90%        8.62%      1.41%
                                                    ----------                  -----------
                                                        24,499                  $   260,986
                                                    ----------                  -----------
   2003
     Top I.......................................        1,049    $  9.788494   $    10,263     1.10%       25.21%      1.35%
     Top Tradition...............................       17,600    $  9.788494   $   172,281     1.10%       25.21%      1.22%
     Top Plus....................................        8,008    $  9.869589   $    79,039     0.90%       25.45%      1.46%
                                                    ----------                  -----------
                                                        26,657                  $   261,583
                                                    ----------                  -----------
   2002
     Top I.......................................        1,049    $  7.817892   $     8,200     1.10%      -20.31%      0.88%
     Top Tradition...............................       26,185    $  7.817892   $   204,713     1.10%      -20.31%      0.89%
     Top Plus....................................        3,847    $  7.867097   $    30,262     0.90%      -20.15%      1.09%
                                                    ----------                  -----------
                                                        31,081                  $   243,175
                                                    ----------                  -----------
   2001
     Top I.......................................        1,049    $  9.810085   $    10,293     1.10%       -5.27%      0.62%
     Top Tradition...............................       27,256    $  9.810085   $   267,386     1.10%       -5.27%      0.64%
     Top Plus....................................          531    $  9.852275   $     5,235     0.90%       -5.08%      0.52%
                                                    ----------                  -----------
                                                        28,836                  $   282,914
                                                    ----------                  -----------
   2000
     Top I.......................................        1,050    $ 10.356214   $    10,869     1.10%       -0.02%      0.45%
     Top Tradition...............................       19,912    $ 10.356214   $   206,216     1.10%       -0.02%      0.67%
     Top Plus....................................        1,283    $ 10.380054   $    13,317     0.90%        0.17%      0.55%
                                                    ----------                  -----------
                                                        22,245                  $   230,402
                                                    ----------                  -----------
   EQUITY INCOME SUBACCOUNT (NOTE 5)
   2002
     Top Tradition...............................       11,999    $  6.447392   $    77,361     1.10%      -21.74%      1.63%
     Top Plus....................................        4,254    $  6.487970   $    27,599     0.90%      -21.58%      1.60%
                                                    ----------                  -----------
                                                        16,253                  $   104,960
                                                    ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   EQUITY INCOME SUBACCOUNT (NOTE 5) (CONTINUED)
   2001
     Top Tradition...............................        4,026    $  8.238360   $    33,166     1.10%      -12.79%      1.56%
     Top Plus....................................        1,690    $  8.273785   $    13,982     0.90%      -12.61%      1.67%
                                                    ----------                  -----------
                                                         5,716                  $    47,148
                                                    ----------                  -----------
   2000
     Top Tradition...............................        1,375    $  9.446303   $    12,993     1.10%      -13.44%      1.52%
     Top Plus....................................          438    $  9.468049   $     4,147     0.90%      -13.27%      0.33%
                                                    ----------                  -----------
                                                         1,813                  $    17,140
                                                    ----------                  -----------
   HIGH INCOME BOND SUBACCOUNT
   2004
     Top I.......................................          160    $ 13.323676   $     2,137     1.10%        9.46%      0.29%
     Top Tradition...............................       13,543    $ 13.323676   $   180,439     1.10%        9.46%      0.32%
     Top Plus....................................       12,628    $ 13.460648   $   169,977     0.90%        9.68%      0.32%
                                                    ----------                  -----------
                                                        26,331                  $   352,553
                                                    ----------                  -----------
   2003
     Top I.......................................          190    $ 12.171803   $     2,310     1.10%       21.45%      7.59%
     Top Tradition...............................       15,768    $ 12.171803   $   191,919     1.10%       21.45%      7.55%
     Top Plus....................................       12,579    $ 12.272560   $   154,382     0.90%       21.69%      7.70%
                                                    ----------                  -----------
                                                        28,537                  $   348,611
                                                    ----------                  -----------
   2002
     Top I.......................................          184    $ 10.021930   $     1,841     1.10%        2.81%      7.55%
     Top Tradition...............................       18,792    $ 10.021930   $   188,331     1.10%        2.81%     11.57%
     Top Plus....................................        9,715    $ 10.084932   $    97,981     0.90%        3.02%     10.96%
                                                    ----------                  -----------
                                                        28,691                  $   288,153
                                                    ----------                  -----------
   2001
     Top Tradition...............................        4,375    $  9.747713   $    42,651     1.10%        3.14%     19.62%
     Top Plus....................................        5,544    $  9.789608   $    54,278     0.90%        3.34%     13.83%
                                                    ----------                  -----------
                                                         9,919                  $    96,929
                                                    ----------                  -----------
   2000
     Top Tradition...............................          473    $  9.451224   $     4,475     1.10%       -8.11%     11.00%
     Top Plus....................................        1,598    $  9.472975   $    15,138     0.90%       -7.93%      6.74%
                                                    ----------                  -----------
                                                         2,071                  $    19,613
                                                    ----------                  -----------
   CAPITAL GROWTH SUBACCOUNT
   2004
     Top Tradition...............................       43,079    $  8.251025   $   355,446     1.10%       18.40%      0.00%
     Top Plus....................................       11,661    $  8.335993   $    97,203     0.90%       18.64%      0.00%
                                                    ----------                  -----------
                                                        54,740                  $   452,649
                                                    ----------                  -----------
   2003
     Top Tradition...............................       42,681    $  6.968653   $   297,431     1.10%       38.58%      0.00%
     Top Plus....................................       16,087    $  7.026460   $   113,036     0.90%       38.85%      0.00%
                                                    ----------                  -----------
                                                        58,768                  $   410,467
                                                    ----------                  -----------
   2002
     Top Tradition...............................       53,604    $  5.028760   $   269,563     1.10%      -42.69%      0.00%
     Top Plus....................................       16,769    $  5.060464   $    84,859     0.90%      -42.58%      0.00%
                                                    ----------                  -----------
                                                        70,373                  $   354,422
                                                    ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   CAPITAL GROWTH SUBACCOUNT
     (CONTINUED)
   2001
     Top Tradition.....................      56,617     $  8.775196   $   496,824     1.10%      -15.54%      0.00%
     Top Plus..........................      17,041     $  8.812997   $   150,183     0.90%      -15.37%      0.00%
                                          ---------                   -----------
                                             73,658                   $   647,007
                                          ---------                   -----------
   2000
     Top Tradition.....................      82,911     $ 10.389701   $   861,418     1.10%      -26.81%      0.00%
     Top Plus..........................      21,462     $ 10.413649   $   223,499     0.90%      -26.67%      0.00%
                                          ---------                   -----------
                                            104,373                   $ 1,084,917
                                          ---------                   -----------
   NASDAQ-100 INDEX SUBACCOUNT
   2004
     Top Tradition.....................      49,855     $  3.971406   $   197,995     1.10%        8.80%      0.00%
     Top Plus..........................      20,940     $  4.008381   $    83,933     0.90%        9.02%      0.00%
                                          ---------                   -----------
                                             70,795                   $   281,928
                                          ---------                   -----------
   2003
     Top Tradition.....................      45,176     $  3.650175   $   164,901     1.10%       46.26%      0.00%
     Top Plus..........................      23,035     $  3.676860   $    84,695     0.90%       46.54%      0.00%
                                          ---------                   -----------
                                             68,211                   $   249,596
                                          ---------                   -----------
   2002
     Top Tradition.....................      62,682     $  2.495758   $   156,439     1.10%      -38.02%      0.00%
     Top Plus..........................      23,289     $  2.509045   $    58,434     0.90%      -37.89%      0.00%
                                          ---------                   -----------
                                             85,971                   $   214,873
                                          ---------                   -----------
   2001
     Top Tradition.....................      40,975     $  4.026481   $   164,984     1.10%      -33.39%      0.00%
     Top Plus..........................      21,247     $  4.039873   $    85,834     0.90%      -33.26%      0.00%
                                          ---------                   -----------
                                             62,222                   $   250,818
                                          ---------                   -----------
   2000
     Top Tradition.....................      17,683     $  6.044900   $   106,892     1.10%      -39.55%      0.00%       5/1/00
     Top Plus..........................      19,362     $  6.052800   $   117,196     0.90%      -39.47%      0.00%       5/1/00
                                          ---------                   -----------
                                             37,045                   $   224,088
                                          ---------                   -----------
   BRISTOL SUBACCOUNT
   2004
     Top Plus..........................       7,224     $ 11.097582   $    80,165     0.90%        7.65%      1.01%
   2003
     Top Tradition.....................         518     $ 10.274749   $     5,322     1.10%       31.02%      2.07%
     Top Plus..........................       7,068     $ 10.308725   $    72,860     0.90%       31.28%      0.64%
                                          ---------                   -----------
                                              7,586                   $    78,182
                                          ---------                   -----------
   2002
     Top Plus..........................       3,038     $  7.852697   $    23,857     0.90%      -21.47%      0.00%       5/1/02
   BRYTON GROWTH SUBACCOUNT
   2004
     Top Tradition.....................         314     $  9.741115   $     3,054     1.10%        6.33%      0.00%
     Top Plus..........................       5,576     $  9.792756   $    54,605     0.90%        6.54%      0.00%
                                          ---------                   -----------
                                              5,890                   $    57,659
                                          ---------                   -----------
   2003
     Top Tradition.....................       1,867     $  9.161204   $    17,109     1.10%       34.14%      0.00%
     Top Plus..........................       6,688     $  9.191509   $    61,472     0.90%       34.40%      0.00%
                                          ---------                   -----------
                                              8,555                   $    78,581
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   BRYTON GROWTH SUBACCOUNT (CONTINUED)
   2002
     Top Tradition.....................       3,132     $  6.829705   $    21,394     1.10%      -31.70%      0.00%       5/1/02
     Top Plus..........................       3,641     $  6.838775   $    24,899     0.90%      -31.61%      0.00%       5/1/02
                                          ---------                   -----------
                                              6,773                   $    46,293
                                          ---------                   -----------
   DOW TARGET 10 PORTFOLIOS (NOTE 5):
   FIRST QUARTER SUBACCOUNT
   2004
     Top Tradition.....................       5,097     $ 10.913089   $    55,629     1.10%        2.09%      0.00%
   2003
     Top Tradition.....................       5,099     $ 10.689982   $    54,507     1.10%       23.88%      3.11%
   SECOND QUARTER SUBACCOUNT
   2004
     Top Tradition.....................       2,641     $ 12.620548   $    33,325     1.10%        0.82%      0.00%
   2003
     Top Tradition.....................       2,641     $ 12.518333   $    33,063     1.10%       26.97%      3.55%
   THIRD QUARTER SUBACCOUNT
   2004
     Top Tradition.....................         971     $ 12.665868   $    12,299     1.10%        2.21%      0.00%
   2003
     Top Tradition.....................         971     $ 12.391628   $    12,037     1.10%       23.11%      3.34%
   FOURTH QUARTER SUBACCOUNT
   2004
     Top Tradition.....................       4,162     $ 12.947669   $    53,885     1.10%        0.04%      0.00%
   2003
     Top Tradition.....................       4,165     $ 12.943122   $    53,905     1.10%       22.47%      2.90%
   NOVEMBER SUBACCOUNT
   2002
     Top Tradition.....................       5,683     $  7.926971   $    45,050     1.10%      -13.99%      2.84%
   2001
     Top Tradition.....................       2,530     $  9.216288   $    23,316     1.10%       -2.42%      0.38%
   DOW TARGET 5 PORTFOLIOS (NOTE 5):
   FIRST QUARTER SUBACCOUNT
   2004
     Top Tradition.....................       4,853     $ 11.983597   $    58,155     1.10%        9.48%      0.00%
   2003
     Top Tradition.....................       4,983     $ 10.945819   $    54,543     1.10%       18.25%      2.53%
   2002
     Top Tradition.....................           9     $  9.256458   $        84     1.10%      -13.55%      2.17%
   2001
     Top Tradition.....................         997     $ 10.707627   $    10,674     1.10%       -4.35%      1.89%
   2000
     Top Tradition.....................         997     $ 11.194408   $    11,159     1.10%       11.94%      3.13%       1/3/00
   FEBRUARY SUBACCOUNT
   2002
     Top Tradition.....................         125     $ 10.766311   $     1,340     1.10%       -8.49%      2.56%
   2001
     Top Tradition.....................         189     $ 11.765062   $     2,225     1.10%       -2.52%      2.16%
   2000
     Top Tradition.....................         107     $ 12.069679   $     1,289     1.10%       20.70%      2.24%       2/1/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 5 PORTFOLIOS (NOTE 5):
     (CONTINUED)
   MARCH SUBACCOUNT
   2002
     Top Tradition.....................         324     $ 11.504336   $     3,729     1.10%       -9.91%      4.35%
   2001
     Top Tradition.....................          10     $ 12.769902   $       125     1.10%       -5.63%      1.32%
   SECOND QUARTER SUBACCOUNT
   2004
     Top Tradition.....................       2,701     $ 13.070210   $    35,297     1.10%        9.75%      0.00%
   2003
     Top Tradition.....................       2,701     $ 11.908693   $    32,169     1.10%       21.91%      2.99%
   2002
     Top Tradition.....................          22     $  9.768484   $       217     1.10%      -10.51%      2.60%
   2001
     Top Tradition.....................         154     $ 10.916013   $     1,679     1.10%      -11.61%      1.95%
   2000
     Top Tradition.....................          27     $ 12.349621   $       337     1.10%       23.50%      1.95%       4/3/00
   MAY SUBACCOUNT
   2002
     Top Tradition.....................          12     $  9.747448   $       121     1.10%      -15.16%      2.85%
   2001
     Top Tradition.....................         110     $ 11.488541   $     1,263     1.10%      -10.25%      1.68%
   2000
     Top Tradition.....................         103     $ 12.799982   $     1,312     1.10%       28.00%      1.94%       5/1/00
   JUNE SUBACCOUNT
   2002
     Top Tradition.....................          13     $  9.228008   $       119     1.10%      -12.65%      2.95%
   2001
     Top Tradition.....................          13     $ 10.563869   $       136     1.10%       -9.40%      1.40%
   2000
     Top Tradition.....................           5     $ 11.660117   $        58     1.10%       16.60%      1.49%       6/1/00
   THIRD QUARTER SUBACCOUNT
   2004
     Top Tradition.....................          40     $ 11.785236   $       477     1.10%        6.69%      0.00%
   2003
     Top Tradition.....................          41     $ 11.046269   $       448     1.10%       13.64%      3.04%
   2002
     Top Tradition.....................          13     $  9.720700   $       126     1.10%      -11.76%      2.39%
   2001
     Top Tradition.....................          13     $ 11.016026   $       144     1.10%       -6.33%      1.64%
   2000
     Top Tradition.....................           5     $ 11.760223   $        59     1.10%       17.60%      1.12%       7/3/00
   AUGUST SUBACCOUNT
   2002
     Top Tradition.....................          13     $ 11.617437   $       149     1.10%       -2.20%      1.18%
   2001
     Top Tradition.....................         205     $ 11.879245   $     2,436     1.10%        0.78%      1.92%
   2000
     Top Tradition.....................         103     $ 11.787825   $     1,211     1.10%       17.88%      0.81%       8/1/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 5 PORTFOLIOS (NOTE 5):
     (CONTINUED)
   SEPTEMBER SUBACCOUNT
   2002
     Top Tradition.....................          13     $ 10.028142   $       130     1.10%      -14.77%      2.24%
   2001
     Top Tradition.....................          13     $ 11.766432   $       154     1.10%        1.24%      1.06%
   2000
     Top Tradition.....................           5     $ 11.622611   $        56     1.10%       16.23%      0.80%       9/1/00
   FOURTH QUARTER SUBACCOUNT
   2004
     Top Tradition.....................       2,363     $ 14.730567   $    34,802     1.10%        5.40%      0.00%
     Top Plus..........................       3,282     $ 14.854913   $    48,755     0.90%        5.60%      0.00%
                                          ---------                   -----------
                                              5,645                   $    83,557
                                          ---------                   -----------
   2003
     Top Tradition.....................       2,365     $ 13.976503   $    33,059     1.10%       18.25%      2.67%
     Top Plus..........................       3,761     $ 14.066554   $    52,900     0.90%       18.48%      2.68%
                                          ---------                   -----------
                                              6,126                   $    85,959
                                          ---------                   -----------
   2002
     Top Tradition.....................          13     $ 11.819898   $       156     1.10%       -6.92%      2.45%
   2001
     Top Tradition.....................          13     $ 12.698301   $       168     1.10%        2.08%      1.72%
   2000
     Top Tradition.....................           5     $ 12.440161   $        58     1.10%       24.40%      0.36%      10/2/00
   NOVEMBER SUBACCOUNT
   2002
     Top Tradition.....................       3,567     $  7.231070   $    25,791     1.10%      -16.30%      4.53%
     Top Plus..........................       5,710     $  7.276536   $    41,552     0.90%      -16.13%      4.14%
                                          ---------                   -----------
                                              9,277                   $    67,343
                                          ---------                   -----------
   2001
     Top Tradition.....................         433     $  8.638926   $     3,742     1.10%        1.15%      1.52%
     Top Plus..........................         727     $  8.676037   $     6,306     0.90%        1.35%      1.42%
                                          ---------                   -----------
                                              1,160                   $    10,048
                                          ---------                   -----------
   2000
     Top Tradition.....................         194     $  8.540946   $     1,657     1.10%      -14.25%      2.58%
     Top Plus..........................         727     $  8.560591   $     6,222     0.90%      -14.08%      2.57%
                                          ---------                   -----------
                                                921                   $     7,879
                                          ---------                   -----------
   DECEMBER SUBACCOUNT
   2002
     Top Tradition.....................          14     $  8.918335   $       125     1.10%      -18.44%      2.34%
   2001
     Top Tradition.....................          14     $ 10.934492   $       154     1.10%        3.20%      0.91%
   2000
     Top Tradition.....................           5     $ 10.595121   $        53     1.10%        5.88%      0.63%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------

   JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
   GROWTH SUBACCOUNT
   2004
     Top I.......................................       1,366     $  7.181339   $     9,806     1.10%        3.38%      0.14%
     Top Tradition...............................      98,679     $  7.181339   $   708,644     1.10%        3.38%      0.15%
     Top Plus....................................      40,418     $  7.255263   $   293,251     0.90%        3.58%      0.13%
                                                    ---------                   -----------
                                                      140,463                   $ 1,011,701
                                                    ---------                   -----------
   2003
     Top I.......................................       1,601     $  6.946735   $    11,121     1.10%       30.30%      0.10%
     Top Tradition...............................     110,989     $  6.946735   $   771,013     1.10%       30.30%      0.09%
     Top Plus....................................      57,339     $  7.004322   $   401,621     0.90%       30.56%      0.10%
                                                    ---------                   -----------
                                                      169,929                   $ 1,183,755
                                                    ---------                   -----------
   2002
     Top I.......................................       1,602     $  5.331366   $     8,538     1.10%      -27.31%      0.00%
     Top Tradition...............................     137,700     $  5.331366   $   734,130     1.10%      -27.31%      0.00%
     Top Plus....................................      59,325     $  5.364950   $   318,277     0.90%      -27.17%      0.00%
                                                    ---------                   -----------
                                                      198,627                   $ 1,060,945
                                                    ---------                   -----------
   2001
     Top I.......................................       1,602     $  7.334439   $    11,749     1.10%      -25.56%      0.07%
     Top Tradition...............................     175,696     $  7.334439   $ 1,288,629     1.10%      -25.56%      0.06%
     Top Plus....................................      92,363     $  7.366024   $   680,349     0.90%      -25.41%      0.06%
                                                    ---------                   -----------
                                                      269,661                   $ 1,980,727
                                                    ---------                   -----------
   2000
     Top I.......................................       1,602     $  9.852763   $    15,789     1.10%      -15.48%      2.14%
     Top Tradition...............................     215,149     $  9.852763   $ 2,119,812     1.10%      -15.48%      2.57%
     Top Plus....................................     128,603     $  9.875450   $ 1,270,013     0.90%      -15.31%      2.61%
                                                    ---------                   -----------
                                                      345,354                   $ 3,405,614
                                                    ---------                   -----------
   WORLDWIDE GROWTH SUBACCOUNT
   2004
     Top I.......................................       1,730     $  7.926252   $    13,713     1.10%        3.64%      0.96%
     Top Tradition...............................      72,089     $  7.926252   $   571,398     1.10%        3.64%      0.98%
     Top Plus....................................      32,135     $  8.007801   $   257,325     0.90%        3.84%      0.92%
                                                    ---------                   -----------
                                                      105,954                   $   842,436
                                                    ---------                   -----------
   2003
     Top I.......................................       2,103     $  7.648142   $    16,082     1.10%       22.64%      1.12%
     Top Tradition...............................      85,316     $  7.648142   $   652,511     1.10%       22.64%      1.05%
     Top Plus....................................      52,538     $  7.711505   $   405,147     0.90%       22.89%      1.10%
                                                    ---------                   -----------
                                                      139,957                   $ 1,073,740
                                                    ---------                   -----------
   2002
     Top I.......................................       2,104     $  6.236113   $    13,120     1.10%      -26.31%      0.87%
     Top Tradition...............................     124,092     $  6.236113   $   773,850     1.10%      -26.31%      0.86%
     Top Plus....................................      68,354     $  6.275358   $   428,949     0.90%      -26.17%      0.82%
                                                    ---------                   -----------
                                                      194,550                   $ 1,215,919
                                                    ---------                   -----------
   2001
     Top I.......................................       2,674     $  8.463030   $    22,629     1.10%      -23.29%      0.41%
     Top Tradition...............................     153,709     $  8.463030   $ 1,300,841     1.10%      -23.29%      0.46%
     Top Plus....................................      89,086     $  8.499423   $   757,183     0.90%      -23.13%      0.46%
                                                    ---------                   -----------
                                                      245,469                   $ 2,080,653
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
     (CONTINUED)
   WORLDWIDE GROWTH SUBACCOUNT (CONTINUED)
   2000
     Top I.......................................       6,449     $ 11.031902   $    71,147     1.10%      -16.59%      2.69%
     Top Tradition...............................     185,163     $ 11.031902   $ 2,042,705     1.10%      -16.59%      2.16%
     Top Plus....................................     115,518     $ 11.057279   $ 1,277,319     0.90%      -16.42%      2.21%
                                                    ---------                   -----------
                                                      307,130                   $ 3,391,171
                                                    ---------                   -----------
   BALANCED SUBACCOUNT
   2004
     Top I.......................................       8,062     $ 11.261194   $    90,788     1.10%        7.34%      2.33%
     Top Tradition...............................      95,185     $ 11.261194   $ 1,071,901     1.10%        7.34%      2.20%
     Top Plus....................................      37,125     $ 11.377016   $   422,367     0.90%        7.56%      2.12%
                                                    ---------                   -----------
                                                      140,372                   $ 1,585,056
                                                    ---------                   -----------
   2003
     Top I.......................................       7,848     $ 10.490828   $    82,333     1.10%       12.81%      2.24%
     Top Tradition...............................     107,943     $ 10.490828   $ 1,132,407     1.10%       12.81%      2.23%
     Top Plus....................................      51,703     $ 10.577712   $   546,902     0.90%       13.03%      2.05%
                                                    ---------                   -----------
                                                      167,494                   $ 1,761,642
                                                    ---------                   -----------
   2002
     Top I.......................................       7,846     $  9.299613   $    72,964     1.10%       -7.46%      2.42%
     Top Tradition...............................     108,572     $  9.299613   $ 1,009,673     1.10%       -7.46%      2.35%
     Top Plus....................................      69,027     $  9.358103   $   645,967     0.90%       -7.28%      2.31%
                                                    ---------                   -----------
                                                      185,445                   $ 1,728,604
                                                    ---------                   -----------
   2001
     Top I.......................................       7,959     $ 10.049646   $    79,989     1.10%       -5.71%      2.62%
     Top Tradition...............................     118,926     $ 10.049646   $ 1,195,169     1.10%       -5.71%      2.56%
     Top Plus....................................      87,320     $ 10.092837   $   881,309     0.90%       -5.52%      2.75%
                                                    ---------                   -----------
                                                      214,205                   $ 2,156,467
                                                    ---------                   -----------
   2000
     Top I.......................................       7,965     $ 10.657989   $    84,885     1.10%       -3.33%      5.52%
     Top Tradition...............................     134,438     $ 10.657989   $ 1,432,841     1.10%       -3.33%      6.11%
     Top Plus....................................      63,980     $ 10.682514   $   683,464     0.90%       -3.14%      6.44%
                                                    ---------                   -----------
                                                      206,383                   $ 2,201,190
                                                    ---------                   -----------
   STRONG VARIABLE ANNUITY FUNDS, INC.:
   OPPORTUNITY II SUBACCOUNT
   2004
     Top I.......................................       1,110     $ 12.853057   $    14,266     1.10%       16.93%      0.00%
     Top Tradition...............................      13,297     $ 12.853057   $   170,910     1.10%       16.93%      0.00%
     Top Plus....................................      10,613     $ 12.985241   $   137,812     0.90%       17.16%      0.00%
                                                    ---------                   -----------
                                                       25,020                   $   322,988
                                                    ---------                   -----------
   2003
     Top I.......................................       1,110     $ 10.992008   $    12,205     1.10%       35.52%      0.15%
     Top Tradition...............................      16,336     $ 10.992008   $   179,563     1.10%       35.52%      0.08%
     Top Plus....................................      15,722     $ 11.083042   $   174,249     0.90%       35.79%      0.09%
                                                    ---------                   -----------
                                                       33,168                   $   366,017
                                                    ---------                   -----------
   2002
     Top I.......................................         336     $  8.111148   $     2,728     1.10%      -27.62%      0.40%
     Top Tradition...............................      17,403     $  8.111148   $   141,159     1.10%      -27.62%      0.46%
     Top Plus....................................      12,444     $  8.162179   $   101,570     0.90%      -27.47%      0.41%
                                                    ---------                   -----------
                                                       30,183                   $   245,457
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   STRONG VARIABLE ANNUITY FUNDS, INC.:
     (CONTINUED)
   OPPORTUNITY II SUBACCOUNT (CONTINUED)
   2001
     Top I.......................................         337     $ 11.205725   $     3,772     1.10%       -4.76%      0.36%
     Top Tradition...............................      13,317     $ 11.205725   $   149,231     1.10%       -4.76%      0.36%
     Top Plus....................................      12,170     $ 11.253894   $   136,955     0.90%       -4.57%      0.46%
                                                    ---------                   -----------
                                                       25,824                   $   289,958
                                                    ---------                   -----------
   2000
     Top I.......................................         337     $ 11.765451   $     3,963     1.10%        5.44%      0.23%
     Top Tradition...............................       7,605     $ 11.765451   $    89,472     1.10%        5.44%      0.33%
     Top Plus....................................       8,911     $ 11.792516   $   105,083     0.90%        5.65%      0.36%
                                                    ---------                   -----------
                                                       16,853                   $   198,518
                                                    ---------                   -----------
   MULTI CAP VALUE II SUBACCOUNT
   2004
     Top Tradition...............................       3,814     $ 13.573321   $    51,766     1.10%       15.49%      0.00%
     Top Plus....................................      12,462     $ 13.712955   $   170,888     0.90%       15.72%      0.00%
                                                    ---------                   -----------
                                                       16,276                   $   222,654
                                                    ---------                   -----------
   2003
     Top Tradition...............................       4,434     $ 11.752588   $    52,114     1.10%       36.89%      0.12%
     Top Plus....................................      14,471     $ 11.849948   $   171,480     0.90%       37.16%      0.11%
                                                    ---------                   -----------
                                                       18,905                   $   223,594
                                                    ---------                   -----------
   2002
     Top Tradition...............................       3,816     $  8.585353   $    32,766     1.10%      -24.00%      0.40%
     Top Plus....................................      14,619     $  8.639387   $   126,297     0.90%      -23.85%      0.36%
                                                    ---------                   -----------
                                                       18,435                   $   159,063
                                                    ---------                   -----------
   2001
     Top Tradition...............................       5,895     $ 11.296049   $    66,595     1.10%        2.98%      0.00%
     Top Plus....................................      19,922     $ 11.344630   $   226,004     0.90%        3.19%      0.01%
                                                    ---------                   -----------
                                                       25,817                   $   292,599
                                                    ---------                   -----------
   2000
     Top Tradition...............................      14,971     $ 10.968728   $   164,209     1.10%        6.65%      0.54%
     Top Plus....................................       3,506     $ 10.993977   $    38,540     0.90%        6.86%      0.45%
                                                    ---------                   -----------
                                                       18,477                   $   202,749
                                                    ---------                   -----------
   MID CAP GROWTH II SUBACCOUNT
   2004
     Top Tradition...............................      28,761     $  7.200348   $   207,092     1.10%       17.86%      0.00%
     Top Plus....................................      21,360     $  7.274512   $   155,378     0.90%       18.09%      0.00%
                                                    ---------                   -----------
                                                       50,121                       362,470
                                                    ---------                   -----------
   2003
     Top Tradition...............................      34,323     $  6.109458   $   209,691     1.10%       32.75%      0.00%
     Top Plus....................................      29,723     $  6.160144   $   183,100     0.90%       33.02%      0.00%
                                                    ---------                   -----------
                                                       64,046                   $   392,791
                                                    ---------                   -----------
   2002
     Top Tradition...............................      56,003     $  4.602057   $   257,729     1.10%      -38.23%      0.00%
     Top Plus....................................      25,386     $  4.631070   $   117,563     0.90%      -38.10%      0.00%
                                                    ---------                   -----------
                                                       81,389                   $   375,292
                                                    ---------                   -----------
   2001
     Top Tradition...............................      75,993     $  7.449973   $   566,148     1.10%      -31.53%      0.00%
     Top Plus....................................      43,264     $  7.482075   $   323,706     0.90%      -31.39%      0.00%
                                                    ---------                   -----------
                                                      119,257                   $   889,854
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   STRONG VARIABLE ANNUITY FUNDS, INC.:
     (CONTINUED)
   MID CAP GROWTH II SUBACCOUNT (CONTINUED)
   2000
     Top Tradition...............................      72,369     $ 10.880657   $   787,424     1.10%      -15.76%      0.00%
     Top Plus....................................      44,498     $ 10.905725   $   485,282     0.90%      -15.60%      0.00%
                                                    ---------                   -----------
                                                      116,867                   $ 1,272,706
                                                    ---------                   -----------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS:
   US REAL ESTATE SUBACCOUNT
   2004
     Top Tradition...............................      13,368     $ 25.381114   $   339,294     1.10%       34.91%      1.48%
     Top Plus....................................       3,334     $ 25.642046   $    85,479     0.90%       35.18%      1.41%
                                                    ---------                   -----------
                                                       16,702                   $   424,773
                                                    ---------                   -----------
   2003
     Top Tradition...............................       9,846     $ 18.813690   $   185,232     1.10%       36.02%      0.00%
     Top Plus....................................       2,935     $ 18.969437   $    55,681     0.90%       36.29%      0.00%
                                                    ---------                   -----------
                                                       12,781                   $   240,913
                                                    ---------                   -----------
   2002
     Top Tradition...............................       6,240     $ 13.831866   $    86,313     1.10%       -1.87%      3.05%
     Top Plus....................................       1,236     $ 13.918838   $    17,199     0.90%       -1.67%      1.02%
                                                    ---------                   -----------
                                                        7,476                   $   103,512
                                                    ---------                   -----------
   2001
     Top Tradition...............................       7,767     $ 14.094975   $   109,472     1.10%        8.64%      3.06%
     Top Plus....................................       3,205     $ 14.155556   $    45,366     0.90%        8.86%      4.05%
                                                    ---------                   -----------
                                                       10,972                   $   154,838
                                                    ---------                   -----------
   2000
     Top Tradition...............................      16,383     $ 12.974045   $   212,555     1.10%       27.87%      2.40%
     Top Plus....................................       1,969     $ 13.003900   $    25,606     0.90%       28.12%      0.83%
                                                    ---------                   -----------
                                                       18,352                   $   238,161
                                                    ---------                   -----------
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
   GROWTH & INCOME SUBACCOUNT
   2004
     Top Tradition...............................      19,285     $ 11.253743   $   217,026     1.10%       17.50%      1.30%
     Top Plus....................................       7,620     $ 11.369495   $    86,635     0.90%       17.74%      2.04%
                                                    ---------                   -----------
                                                       26,905                   $   303,661
                                                    ---------                   -----------
   2003
     Top Tradition...............................      19,703     $  9.577460   $   188,706     1.10%       23.01%      1.50%
     Top Plus....................................       4,255     $  9.656808   $    41,089     0.90%       23.25%      1.51%
                                                    ---------                   -----------
                                                       23,958                   $   229,795
                                                    ---------                   -----------
   2002
     Top Tradition...............................      11,484     $  7.786048   $    89,410     1.10%      -12.30%      1.63%
     Top Plus....................................       1,629     $  7.835039   $    12,766     0.90%      -12.13%      1.38%
                                                    ---------                   -----------
                                                       13,113                   $   102,176
                                                    ---------                   -----------
   2001
     Top Tradition...............................       9,172     $  8.878447   $    81,437     1.10%      -10.33%      0.50%
     Top Plus....................................       1,902     $  8.916630   $    16,959     0.90%      -10.15%      0.49%
                                                    ---------                   -----------
                                                       11,074                   $    98,396
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
     (CONTINUED)
   GROWTH & INCOME SUBACCOUNT (CONTINUED)
   2000
     Top Tradition...............................       7,957     $  9.901207   $    78,784     1.10%       -5.72%      0.61%
     Top Plus....................................       1,195     $  9.923988   $    11,864     0.90%       -5.54%      0.59%
                                                    ---------                   -----------
                                                        9,152                   $    90,648
                                                    ---------                   -----------
   CORE US EQUITY SUBACCOUNT
   2004
     Top Tradition...............................       6,673     $  9.568193   $    63,850     1.10%       13.69%      1.15%
     Top Plus....................................       5,231     $  9.666608   $    50,568     0.90%       13.91%      1.10%
                                                    ---------                   -----------
                                                       11,904                   $   114,418
                                                    ---------                   -----------
   2003
     Top Tradition...............................       6,668     $  8.416223   $    56,118     1.10%       28.07%      0.93%
     Top Plus....................................       7,005     $  8.485938   $    59,442     0.90%       28.32%      1.05%
                                                    ---------                   -----------
                                                       13,673                   $   115,560
                                                    ---------                   -----------
   2002
     Top Tradition...............................       8,119     $  6.571707   $    53,357     1.10%      -22.75%      0.63%
     Top Plus....................................       3,330     $  6.613061   $    22,023     0.90%      -22.59%      0.58%
                                                    ---------                   -----------
                                                       11,449                   $    75,380
                                                    ---------                   -----------
   2001
     Top Tradition...............................       5,966     $  8.506573   $    50,754     1.10%      -12.91%      0.35%
     Top Plus....................................       3,278     $  8.543146   $    28,002     0.90%      -12.73%      0.44%
                                                    ---------                   -----------
                                                        9,244                   $    78,756
                                                    ---------                   -----------
   2000
     Top I.......................................       2,215     $  9.767104   $    21,637     1.10%      -10.60%      0.58%
     Top Tradition...............................       7,309     $  9.767104   $    71,389     1.10%      -10.60%      0.64%
     Top Plus....................................       3,025     $  9.789574   $    29,613     0.90%      -10.42%      0.65%
                                                    ---------                   -----------
                                                       12,549                   $   122,639
                                                    ---------                   -----------
   CAPITAL GROWTH SUBACCOUNT
   2004
     Top Tradition...............................       2,736     $  8.508390   $    23,280     1.10%        7.90%      0.70%
     Top Plus....................................       1,192     $  8.595928   $    10,242     0.90%        8.11%      0.73%
                                                    ---------                   -----------
                                                        3,928                   $    33,522
                                                    ---------                   -----------
   2003
     Top Tradition...............................       2,899     $  7.885625   $    22,862     1.10%       22.39%      0.25%
     Top Plus....................................       1,192     $  7.950961   $     9,474     0.90%       22.63%      0.32%
                                                    ---------                   -----------
                                                        4,091                   $    32,336
                                                    ---------                   -----------
   2002
     Top Tradition...............................       3,571     $  6.442916   $    23,008     1.10%      -25.16%      0.15%
     Top Plus....................................         568     $  6.483475   $     3,684     0.90%      -25.01%      0.13%
                                                    ---------                   -----------
                                                        4,139                   $    26,692
                                                    ---------                   -----------
   2001
     Top Tradition...............................       4,081     $  8.608436   $    35,127     1.10%      -15.40%      0.15%
     Top Plus....................................         632     $  8.645455   $     5,461     0.90%      -15.23%      0.16%
                                                    ---------                   -----------
                                                        4,713                   $    40,588
                                                    ---------                   -----------
   2000
     Top Tradition...............................       4,319     $ 10.175293   $    43,952     1.10%       -8.97%      0.13%
     Top Plus....................................         632     $ 10.198702   $     6,442     0.90%       -8.79%      0.12%
                                                    ---------                   -----------
                                                        4,951                   $    50,394
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                     INVESTMENT
                                                   ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                                     UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                                   ------------   -----------   -----------   ---------   --------   ----------
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKET SUBACCOUNT
   2004
     Top Tradition...............................      11,218     $ 15.910050   $   178,472     1.10%       29.16%      0.65%
     Top Plus....................................       8,687     $ 16.073745   $   139,638     0.90%       29.42%      0.66%
                                                    ---------                   -----------
                                                       19,905                   $   318,110
                                                    ---------                   -----------
   2003
     Top Tradition...............................      12,694     $ 12.317740   $   156,360     1.10%       51.28%      0.06%
     Top Plus....................................      10,753     $ 12.419811   $   133,546     0.90%       51.58%      0.05%
                                                    ---------                   -----------
                                                       23,447                   $   289,906
                                                    ---------                   -----------
   2002
     Top Tradition...............................      12,594     $  8.142509   $   102,545     1.10%       -2.57%      0.51%
     Top Plus....................................       3,752     $  8.193782   $    30,742     0.90%       -2.38%      0.65%
                                                    ---------                   -----------
                                                       16,346                   $   133,287
                                                    ---------                   -----------
   2001
     Top Tradition...............................       6,276     $  8.357476   $    52,449     1.10%       -6.11%      0.33%
     Top Plus....................................       1,418     $  8.393462   $    11,903     0.90%       -5.93%      0.45%
                                                    ---------                   -----------
                                                        7,694                   $    64,352
                                                    ---------                   -----------
   2000
     Top Tradition...............................       3,737     $  8.901738   $    33,270     1.10%      -28.86%      0.22%
     Top Plus....................................       1,575     $  8.922265   $    14,056     0.90%      -28.71%      0.30%
                                                    ---------                   -----------
                                                        5,312                   $    47,326
                                                    ---------                   -----------
   SMALL CAP SUBACCOUNT
   2004
     Top I.......................................         903     $ 18.593323   $    16,782     1.10%       13.63%      0.00%
     Top Tradition...............................      31,313     $ 18.593323   $   582,218     1.10%       13.63%      0.00%
     Top Plus....................................      16,014     $ 18.784536   $   300,821     0.90%       13.86%      0.00%
                                                    ---------                   -----------
                                                       48,230                   $   899,821
                                                    ---------                   -----------
   2003
     Top I.......................................         177     $ 16.362380   $     2,893     1.10%       35.73%      0.00%
     Top Tradition...............................      33,976     $ 16.362380   $   555,925     1.10%       35.73%      0.00%
     Top Plus....................................      16,318     $ 16.497870   $   269,219     0.90%       36.00%      0.00%
                                                    ---------                   -----------
                                                       50,471                   $   828,037
                                                    ---------                   -----------
   2002
     Top I.......................................         178     $ 12.055137   $     2,141     1.10%      -18.57%      0.00%
     Top Tradition...............................      47,501     $ 12.055137   $   572,632     1.10%      -18.57%      0.00%
     Top Plus....................................      18,820     $ 12.130971   $   228,304     0.90%      -18.41%      0.00%
                                                    ---------                   -----------
                                                       66,499                   $   803,077
                                                    ---------                   -----------
   2001
     Top Tradition...............................      34,423     $ 14.804778   $   509,627     1.10%       17.33%      0.10%
     Top Plus....................................      15,301     $ 14.868406   $   227,508     0.90%       17.57%      0.11%
                                                    ---------                   -----------
                                                       49,724                   $   737,135
                                                    ---------                   -----------
   2000
     Top Tradition...............................      11,265     $ 12.617728   $   142,140     1.10%       19.74%      0.34%
     Top Plus....................................       2,010     $ 12.646744   $    25,421     0.90%       19.97%      0.27%
                                                    ---------                   -----------
                                                       13,275                   $   167,561
                                                    ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   PBHG INSURANCE SERIES FUND, INC.:
   TECHNOLOGY & COMMUNICATIONS
     SUBACCOUNT
   2004
     Top Tradition.....................      11,324     $  1.735475   $    19,652     1.10%        5.26%      0.00%
     Top Plus..........................      16,674     $  1.751658   $    29,207     0.90%        5.47%      0.00%
                                          ---------                   -----------
                                             27,998                   $    48,859
                                          ---------                   -----------
   2003
     Top Tradition.....................      12,966     $  1.648743   $    21,377     1.10%       43.75%      0.00%
     Top Plus..........................      21,248     $  1.660811   $    35,289     0.90%       44.04%      0.00%
                                          ---------                   -----------
                                             34,214                   $    56,666
                                          ---------                   -----------
   2002
     Top Tradition.....................     196,838     $  1.146913   $   225,755     1.10%      -54.49%      0.00%
     Top Plus..........................      22,953     $  1.153023   $    26,466     0.90%      -54.40%      0.00%
                                          ---------                   -----------
                                            219,791                   $   252,221
                                          ---------                   -----------
   2001
     Top Tradition.....................      42,435     $  2.520168   $   106,942     1.10%      -52.84%      0.00%
     Top Plus..........................      30,905     $  2.528557   $    78,145     0.90%      -52.75%      0.00%
                                          ---------                   -----------
                                             73,340                   $   185,087
                                          ---------                   -----------
   2000
     Top Tradition.....................      60,363     $  5.343997   $   322,580     1.10%      -46.56%      0.00%       5/1/00
     Top Plus..........................      26,798     $  5.351043   $   143,399     0.90%      -46.49%      0.00%       5/1/00
                                          ---------                   -----------
                                             87,161                   $   465,979
                                          ---------                   -----------
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND SERVICE CLASS 2:
   VIP MID-CAP SUBACCOUNT
   2004
     Top Tradition.....................      81,286     $ 15.992023   $ 1,299,931     1.10%       23.30%      0.00%
     Top Plus..........................      31,931     $ 16.140487   $   515,375     0.90%       23.54%      0.00%
                                          ---------                   -----------
                                            113,217                   $ 1,815,306
                                          ---------                   -----------
   2003
     Top Tradition.....................      79,182     $ 12.970347   $ 1,027,017     1.10%       36.75%      0.28%
     Top Plus..........................      23,165     $ 13.064822   $   302,650     0.90%       37.02%      0.28%
                                          ---------                   -----------
                                            102,347                   $ 1,329,667
                                          ---------                   -----------
   2002
     Top Tradition.....................      81,151     $  9.484819   $   769,701     1.10%      -11.00%      0.62%
     Top Plus..........................      27,653     $  9.535043   $   263,679     0.90%      -10.83%      0.69%
                                          ---------                   -----------
                                            108,804                   $ 1,033,380
                                          ---------                   -----------
   2001
     Top Tradition.....................      52,867     $ 10.657617   $   563,440     1.10%       -4.57%      0.00%
     Top Plus..........................      16,420     $ 10.692863   $   175,575     0.90%       -4.38%      0.00%
                                          ---------                   -----------
                                             69,287                   $   739,015
                                          ---------                   -----------
   2000
     Top Tradition.....................      21,875     $ 11.168117   $   244,305     1.10%       11.68%      0.61%       5/1/00
     Top Plus..........................       5,968     $ 11.182762   $    66,741     0.90%       11.83%      0.46%       5/1/00
                                          ---------                   -----------
                                             27,843                   $   311,046
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND SERVICE CLASS 2: (CONTINUED)
   VIP CONTRAFUND SUBACCOUNT
   2004
     Top Tradition.....................      75,024     $ 10.334117   $   775,305     1.10%       13.90%      0.18%
     Top Plus..........................      42,565     $ 10.430125   $   443,960     0.90%       14.13%      0.19%
                                          ---------                   -----------
                                            117,589                   $ 1,219,265
                                          ---------                   -----------
   2003
     Top Tradition.....................      39,984     $  9.072746   $   362,766     1.10%       26.80%      0.26%
     Top Plus..........................      28,637     $  9.138874   $   261,711     0.90%       27.05%      0.22%
                                          ---------                   -----------
                                             68,621                   $   624,477
                                          ---------                   -----------
   2002
     Top Tradition.....................      32,449     $  7.155031   $   232,175     1.10%      -10.59%      0.39%
     Top Plus..........................      15,656     $  7.192959   $   112,610     0.90%      -10.41%      0.17%
                                          ---------                   -----------
                                             48,105                   $   344,785
                                          ---------                   -----------
   2001
     Top Tradition.....................      11,459     $  8.002343   $    91,698     1.10%      -13.43%      0.67%
     Top Plus..........................       1,149     $  8.028835   $     9,225     0.90%      -13.25%      0.27%
                                          ---------                   -----------
                                             12,608                   $   100,923
                                          ---------                   -----------
   2000
     Top Tradition.....................       8,703     $  9.243470   $    80,450     1.10%       -7.57%      0.00%       5/1/00
     Top Plus..........................         146     $  9.255605   $     1,351     0.90%       -7.44%      0.00%       5/1/00
                                          ---------                   -----------
                                              8,849                   $    81,801
                                          ---------                   -----------
   VIP GROWTH SUBACCOUNT
   2004
     Top I.............................       1,181     $  6.343833   $     7,489     1.10%        2.00%      0.13%
     Top Tradition.....................      25,197     $  6.343833   $   159,844     1.10%        2.00%      0.14%
     Top Plus..........................      33,651     $  6.402777   $   215,462     0.90%        2.20%      0.14%
                                          ---------                   -----------
                                             60,029                       382,795
                                          ---------                   -----------
   2003
     Top I.............................       1,228     $  6.219608   $     7,637     1.10%       31.10%      0.05%
     Top Tradition.....................      18,545     $  6.219608   $   115,341     1.10%       31.10%      0.19%
     Top Plus..........................      30,682     $  6.264948   $   192,223     0.90%       31.36%      0.08%
                                          ---------                   -----------
                                             50,455                   $   315,201
                                          ---------                   -----------
   2002
     Top I.............................         304     $  4.744149   $     1,441     1.10%      -31.06%      0.00%
     Top Tradition.....................      50,852     $  4.744149   $   241,252     1.10%      -31.06%      0.14%
     Top Plus..........................      15,658     $  4.769312   $    74,676     0.90%      -30.92%      0.12%
                                          ---------                   -----------
                                             66,814                   $   317,369
                                          ---------                   -----------
   2001
     Top Tradition.....................      44,546     $  6.881110   $   306,524     1.10%      -18.77%      0.06%
     Top Plus..........................      10,268     $  6.903910   $    70,886     0.90%      -18.60%      0.06%
                                          ---------                   -----------
                                             54,814                   $   377,410
                                          ---------                   -----------
   2000
     Top Tradition.....................      23,135     $  8.470720   $   195,973     1.10%      -15.29%      0.00%       5/1/00
     Top Plus..........................       5,604     $  8.481848   $    47,533     0.90%      -15.18%      0.00%       5/1/00
                                          ---------                   -----------
                                             28,739                   $   243,506
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND SERVICE CLASS 2: (CONTINUED)
   VIP EQUITY INCOME SUBACCOUNT
   2004
     Top Plus..........................       9,686     $ 12.301227   $   119,146     0.90%       10.24%      0.74%
   2003
     Top Plus..........................         839     $ 11.158744   $     9,364     0.90%       11.59%      0.00%      10/1/03

   JANUS ASPEN SERIES -- SERVICE
     SHARES:
   GROWTH SUBACCOUNT
   2004
     Top Tradition.....................       4,244     $  5.839672   $    24,784     1.10%        3.06%      0.00%
     Top Plus..........................       7,857     $  5.893969   $    46,308     0.90%        3.27%      0.00%
                                          ---------                   -----------
                                             12,101                   $    71,092
                                          ---------                   -----------
   2003
     Top Tradition.....................      13,641     $  5.666017   $    77,290     1.10%       30.06%      0.00%
     Top Plus..........................      11,738     $  5.707363   $    66,996     0.90%       30.32%      0.00%
                                          ---------                   -----------
                                             25,379                   $   144,286
                                          ---------                   -----------
   2002
     Top Tradition.....................      33,865     $  4.356366   $   147,527     1.10%      -27.52%      0.00%
     Top Plus..........................      15,087     $  4.379486   $    66,075     0.90%      -27.38%      0.00%
                                          ---------                   -----------
                                             48,952                   $   213,602
                                          ---------                   -----------
   2001
     Top Tradition.....................      43,180     $  6.010424   $   259,531     1.10%      -25.72%      0.00%
     Top Plus..........................      17,149     $  6.030349   $   103,418     0.90%      -25.57%      0.00%
                                          ---------                   -----------
                                             60,329                   $   362,949
                                          ---------                   -----------
   2000
     Top Tradition.....................      24,536     $  8.091770   $   198,541     1.10%      -19.08%      0.65%       5/1/00
     Top Plus..........................      11,968     $  8.102399   $    96,968     0.90%      -18.98%      1.81%       5/1/00
                                          ---------                   -----------
                                             36,504                   $   295,509
                                          ---------                   -----------
   WORLDWIDE GROWTH SUBACCOUNT
   2004
     Top Tradition.....................      11,016     $  5.688478   $    62,664     1.10%        3.39%      0.88%
     Top Plus..........................       7,148     $  5.741345   $    41,038     0.90%        3.59%      0.84%
                                          ---------                   -----------
                                             18,164                   $   103,702
                                          ---------                   -----------
   2003
     Top Tradition.....................      16,742     $  5.502103   $    92,114     1.10%       22.34%      0.86%
     Top Plus..........................      10,461     $  5.542235   $    57,977     0.90%       22.58%      0.85%
                                          ---------                   -----------
                                             27,203                   $   150,091
                                          ---------                   -----------
   2002
     Top Tradition.....................      19,577     $  4.497548   $    88,050     1.10%      -26.52%      0.61%
     Top Plus..........................      12,865     $  4.521400   $    58,167     0.90%      -26.37%      0.58%
                                          ---------                   -----------
                                             32,442                   $   146,217
                                          ---------                   -----------
   2001
     Top Tradition.....................      18,962     $  6.120494   $   116,057     1.10%      -23.46%      0.27%
     Top Plus..........................      13,618     $  6.140770   $    83,625     0.90%      -23.31%      0.25%
                                          ---------                   -----------
                                             32,580                   $   199,682
                                          ---------                   -----------
   2000
     Top Tradition.....................      16,460     $  7.996944   $   131,629     1.10%      -20.03%      1.14%       5/1/00
     Top Plus..........................      13,512     $  8.007454   $   108,196     0.90%      -19.93%      0.85%       5/1/00
                                          ---------                   -----------
                                             29,972                   $   239,825
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   JANUS ASPEN SERIES -- SERVICE
     SHARES: (CONTINUED)
   BALANCED SUBACCOUNT
   2004
     Top Tradition.....................      14,579     $ 10.188011   $   148,527     1.10%        7.11%      1.96%
     Top Plus..........................      20,278     $ 10.282656   $   208,514     0.90%        7.32%      2.21%
                                          ---------                   -----------
                                             34,857                   $   357,041
                                          ---------                   -----------
   2003
     Top Tradition.....................      33,700     $  9.511581   $   320,537     1.10%       12.49%      1.91%
     Top Plus..........................      22,045     $  9.580905   $   211,214     0.90%       12.71%      1.77%
                                          ---------                   -----------
                                             55,745                   $   531,751
                                          ---------                   -----------
   2002
     Top Tradition.....................      29,285     $  8.455853   $   247,627     1.10%       -7.69%      2.05%
     Top Plus..........................      25,273     $  8.500668   $   214,835     0.90%       -7.51%      2.21%
                                          ---------                   -----------
                                             54,558                   $   462,462
                                          ---------                   -----------
   2001
     Top Tradition.....................      25,268     $  9.160280   $   231,458     1.10%       -5.95%      2.19%
     Top Plus..........................      18,067     $  9.190598   $   166,045     0.90%       -5.76%      1.85%
                                          ---------                   -----------
                                             43,335                   $   397,503
                                          ---------                   -----------
   2000
     Top Tradition.....................       4,258     $  9.739381   $    41,468     1.10%       -2.61%      2.57%       5/1/00
     Top Plus..........................      10,722     $  9.752162   $   104,561     0.90%       -2.48%      3.09%       5/1/00
                                          ---------                   -----------
                                             14,980                   $   146,029
                                          ---------                   -----------
   INTERNATIONAL GROWTH SUBACCOUNT
   2004
     Top Tradition.....................         859     $ 15.956850   $    13,710     1.10%       17.39%      0.75%
     Top Plus..........................       1,455     $ 16.009646   $    23,294     0.90%       17.63%      1.23%
                                          ---------                   -----------
                                              2,314                   $    37,004
                                          ---------                   -----------
   2003
     Top Tradition.....................         633     $ 13.592795   $     8,601     1.10%       35.93%      0.00%       5/1/03

   MFS VARIABLE INSURANCE TRUST --
     SERVICE CLASS:
   NEW DISCOVERY SUBACCOUNT
   2004
     Top Tradition.....................       1,179     $ 10.805330   $    12,735     1.10%        5.05%      0.00%
     Top Plus..........................       1,092     $ 10.873273   $    11,875     0.90%        5.26%      0.00%
                                          ---------                   -----------
                                              2,271                   $    24,610
                                          ---------                   -----------
   2003
     Top Tradition.....................       1,091     $ 10.285838   $    11,225     1.10%       31.98%      0.00%
     Top Plus..........................       1,092     $ 10.329989   $    11,282     0.90%       32.24%      0.00%
                                          ---------                   -----------
                                              2,183                   $    22,507
                                          ---------                   -----------
   2002
     Top Tradition.....................         236     $  7.793469   $     1,839     1.10%      -32.54%      0.00%
     Top Plus..........................       1,092     $  7.811473   $     8,531     0.90%      -32.41%      0.00%
                                          ---------                   -----------
                                              1,328                   $    10,370
                                          ---------                   -----------
   2001
     Top Plus..........................         445     $ 11.557175   $     5,149     0.90%       15.57%      0.00%      11/1/01

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   MFS VARIABLE INSURANCE
     TRUST -- SERVICE CLASS:
     (CONTINUED)
   INVESTORS GROWTH STOCK SUBACCOUNT
   2004
     Top Tradition.....................         592     $ 10.013159   $     5,927     1.10%        7.80%      0.00%
   2003
     Top Tradition.....................         339     $  9.288989   $     3,150     1.10%       21.27%      0.00%
   2002
     Top Tradition.....................         301     $  7.659680   $     2,303     1.10%      -28.50%      0.00%
   MID CAP GROWTH SUBACCOUNT
   2004
     Top Tradition.....................       1,319     $  9.496516   $    12,522     1.10%       13.13%      0.00%
     Top Plus..........................       2,257     $  9.556262   $    21,569     0.90%       13.36%      0.00%
                                          ---------                   -----------
                                              3,576                   $    34,091
                                          ---------                   -----------
   2003
     Top Tradition.....................         166     $  8.394263   $     1,397     1.10%       35.12%      0.00%
     Top Plus..........................       2,142     $  8.430327   $    18,056     0.90%       35.39%      0.00%
                                          ---------                   -----------
                                              2,308                   $    19,453
                                          ---------                   -----------
   2002
     Top Tradition.....................          99     $  6.212309   $       614     1.10%      -44.05%      0.00%
     Top Plus..........................       1,107     $  6.226681   $     6,895     0.90%      -43.94%      0.00%
                                          ---------                   -----------
                                              1,206                   $     7,509
                                          ---------                   -----------
   2001
     Top Tradition.....................       1,195     $ 11.103671   $    13,274     1.10%       11.04%      0.00%      11/1/01
     Top Plus..........................         453     $ 11.107272   $     5,028     0.90%       11.07%      0.00%      11/1/01
                                          ---------                   -----------
                                              1,648                   $    18,302
                                          ---------                   -----------
   TOTAL RETURN SUBACCOUNT
   2004
     Top Tradition.....................      37,343     $ 12.101817   $   451,915     1.10%        9.82%      1.55%
     Top Plus..........................      54,474     $ 12.177912   $   663,389     0.90%       10.03%      1.36%
                                          ---------                   -----------
                                             91,817                   $ 1,115,304
                                          ---------                   -----------
   2003
     Top Tradition.....................      34,123     $ 11.020053   $   376,042     1.10%       14.74%      1.58%
     Top Plus..........................      39,031     $ 11.067354   $   431,964     0.90%       14.97%      1.65%
                                          ---------                   -----------
                                             73,154                   $   808,006
                                          ---------                   -----------
   2002
     Top Tradition.....................      23,163     $  9.604094   $   222,460     1.10%       -6.38%      2.06%
     Top Plus..........................      24,814     $  9.626258   $   238,867     0.90%       -6.20%      0.66%
                                          ---------                   -----------
                                             47,977                   $   461,327
                                          ---------                   -----------
   2001
     Top Tradition.....................         349     $ 10.258711   $     3,583     1.10%        2.59%      0.00%      11/1/01
     Top Plus..........................       2,045     $ 10.262047   $    20,989     0.90%        2.62%      0.00%      11/1/01
                                          ---------                   -----------
                                              2,394                   $    24,572
                                          ---------                   -----------
   JP MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
   2004
     Top Tradition.....................       8,376     $ 14.661716   $   122,814     1.10%       25.78%      0.00%
     Top Plus..........................       2,278     $ 14.753893   $    33,604     0.90%       26.03%      0.00%
                                          ---------                   -----------
                                             10,654                   $   156,418
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   JP MORGAN SERIES TRUST II:
     (CONTINUED)
   SMALL COMPANY SUBACCOUNT (CONTINUED)
   2003
     Top Tradition.....................       5,574     $ 11.656374   $    64,977     1.10%       34.50%      0.00%
     Top Plus..........................       1,814     $ 11.706405   $    21,235     0.90%       34.77%      0.00%
                                          ---------                   -----------
                                              7,388                   $    86,212
                                          ---------                   -----------
   2002
     Top Plus..........................       1,016     $  8.686498   $     8,827     0.90%      -22.35%      0.00%
   MID CAP VALUE SUBACCOUNT
   2004
     Top Tradition.....................      12,116     $ 16.780309   $   203,317     1.10%       19.74%      0.27%
     Top Plus..........................       7,812     $ 16.885789   $   131,897     0.90%       19.98%      0.26%
                                          ---------                   -----------
                                             19,928                   $   335,214
                                          ---------                   -----------
   2003
     Top Tradition.....................       6,134     $ 14.014070   $    85,966     1.10%       28.22%      0.36%
     Top Plus..........................       5,102     $ 14.074209   $    71,805     0.90%       28.47%      0.25%
                                          ---------                   -----------
                                             11,236                   $   157,771
                                          ---------                   -----------
   2002
     Top Tradition.....................       5,834     $ 10.929952   $    63,770     1.10%       -0.28%      0.01%
     Top Plus..........................       2,486     $ 10.955173   $    27,234     0.90%       -0.08%      0.03%
                                          ---------                   -----------
                                              8,320                   $    91,004
                                          ---------                   -----------
   PIMCO VARIABLE INSURANCE TRUST:
   REAL RETURN SUBACCOUNT
   2004
     Top Tradition.....................     111,965     $ 12.381890   $ 1,386,337     1.10%        7.73%      0.99%
     Top Plus..........................      15,925     $ 12.441318   $   198,128     0.90%        7.94%      0.93%
                                          ---------                   -----------
                                            127,890                   $ 1,584,465
                                          ---------                   -----------
   2003
     Top Tradition.....................     104,730     $ 11.493370   $ 1,203,698     1.10%        7.67%      1.08%
     Top Plus..........................      20,046     $ 11.525641   $   231,050     0.90%        7.88%      2.69%
                                          ---------                   -----------
                                            124,776                   $ 1,434,748
                                          ---------                   -----------
   2002
     Top Tradition.....................       6,178     $ 10.674607   $    65,949     1.10%        6.75%      1.34%       8/1/02
     Top Plus..........................       5,849     $ 10.683401   $    62,484     0.90%        6.83%      0.84%       8/1/02
                                          ---------                   -----------
                                             12,027                   $   128,433
                                          ---------                   -----------
   TOTAL RETURN SUBACCOUNT
   2004
     Top Tradition.....................     100,848     $ 11.244848   $ 1,134,025     1.10%        3.75%      1.88%
     Top Plus..........................       4,532     $ 11.298824   $    51,199     0.90%        3.95%      1.91%
                                          ---------                   -----------
                                            105,380                   $ 1,185,224
                                          ---------                   -----------
   2003
     Top Tradition.....................      99,308     $ 10.838704   $ 1,076,370     1.10%        3.90%      2.56%
     Top Plus..........................       3,344     $ 10.869124   $    36,346     0.90%        4.11%      2.77%
                                          ---------                   -----------
                                            102,652                   $ 1,112,716
                                          ---------                   -----------
   2002
     Top Tradition.....................       3,759     $ 10.431677   $    39,212     1.10%        4.32%      1.26%       8/1/02
     Top Plus..........................         846     $ 10.440268   $     8,836     0.90%        4.40%      1.00%       8/1/02
                                          ---------                   -----------
                                              4,605                   $    48,048
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   PIMCO VARIABLE INSURANCE TRUST:
     (CONTINUED)
   GLOBAL BOND SUBACCOUNT
   2004
     Top Tradition.....................       2,181     $ 13.239901   $    28,877     1.10%        9.40%      1.86%
     Top Plus..........................       1,376     $ 13.303437   $    18,307     0.90%        9.61%      1.78%
                                          ---------                   -----------
                                              3,557                   $    47,184
                                          ---------                   -----------
   2003
     Top Tradition.....................         992     $ 12.102667   $    12,003     1.10%       13.19%      2.12%
     Top Plus..........................       2,802     $ 12.136628   $    34,006     0.90%       13.42%      2.02%
                                          ---------                   -----------
                                              3,794                   $    46,009
                                          ---------                   -----------
   2002
     Top Tradition.....................         213     $ 10.691996   $     2,277     1.10%        6.92%      0.36%       8/1/02
     Top Plus..........................         851     $ 10.700805   $     9,111     0.90%        7.01%      0.87%       8/1/02
                                          ---------                   -----------
                                              1,064                   $    11,388
                                          ---------                   -----------
   CALVERT VARIABLE SERIES, INC.:
   SOCIAL EQUITY SUBACCOUNT (NOTE 5)
   2004
     Top I.............................       1,050     $  7.254986   $     7,617     1.10%        5.99%      0.08%
     Top Tradition.....................       7,820     $  7.093183   $    55,470     1.10%        5.99%      0.08%
     Top Plus..........................       5,147     $  7.206401   $    37,091     0.90%        6.20%      0.08%
                                          ---------                   -----------
                                             14,017                   $   100,178
                                          ---------                   -----------
   2003
     Top I.............................       1,050     $  6.845048   $     7,190     1.10%       16.96%      0.02%       5/2/03
     Top Tradition.....................       7,851     $  6.692392   $    52,542     1.10%       16.96%      0.02%       5/2/03
     Top Plus..........................       5,418     $  6.785729   $    36,764     0.90%       17.11%      0.02%       5/2/03
                                          ---------                   -----------
                                             14,319                   $    96,496
                                          ---------                   -----------
   UBS SERIES TRUST:
   U.S. ALLOCATION SUBACCOUNT
   2004
     Top Tradition.....................       1,569     $ 13.216506   $    20,741     1.10%        9.17%      0.00%

   THE PRUDENTIAL SERIES FUND, INC.:
   JENNISON 20/20 FOCUS SUBACCOUNT
   2004
     Top Tradition.....................         120     $ 14.111196   $     1,698     1.10%       14.12%      0.00%
   JENNISON SUBACCOUNT
   2004
     Top Tradition.....................         353     $ 13.133861   $     4,642     1.10%        8.03%      0.06%
     Top Plus..........................         735     $ 13.177341   $     9,674     0.90%        8.24%      0.06%
                                          ---------                   -----------
                                              1,088                   $    14,316
                                          ---------                   -----------
   2003
     Top Tradition.....................         182     $ 12.157960   $     2,208     1.10%       21.58%      0.00%       5/1/03
     Top Plus..........................         231     $ 12.174031   $     2,813     0.90%       21.74%      0.00%       5/1/03
                                          ---------                   -----------
                                                413                   $     5,021
                                          ---------                   -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   DREYFUS VARIABLE INVESTMENT FUND --
     SERVICE SHARES:
   APPRECIATION SUBACCOUNT
   2004
     Top Tradition.....................         560     $ 12.142541   $     6,794     1.10%        3.65%      1.32%
     Top Plus..........................         827     $ 12.182745   $    10,083     0.90%        3.86%      1.73%
                                          ---------                   -----------
                                              1,387                   $    16,877
                                          ---------                   -----------
   2003
     Top Tradition.....................         617     $ 11.714615   $     7,227     1.10%       17.15%     12.75%       5/1/03
   ROYCE CAPITAL FUND:
   SMALL-CAP SUBACCOUNT
   2004
     Top Tradition.....................      22,627     $ 17.281311   $   391,020     1.10%       23.59%      0.00%
     Top Plus..........................      11,841     $ 17.338503   $   205,310     0.90%       23.83%      0.00%
                                          ---------                   -----------
                                             34,468                   $   596,330
                                          ---------                   -----------
   2003
     Top Tradition.....................       4,519     $ 13.982845   $    63,184     1.10%       39.83%      0.00%       5/1/03
     Top Plus..........................       2,389     $ 14.001322   $    33,458     0.90%       40.01%      0.00%       5/1/03
                                          ---------                   -----------
                                              6,908                   $    96,642
                                          ---------                   -----------
   MICRO-CAP SUBACCOUNT
   2004
     Top Tradition.....................      11,849     $ 16.565345   $   196,287     1.10%       12.60%      0.00%
     Top Plus..........................       3,685     $ 16.620168   $    61,248     0.90%       12.83%      0.00%
                                          ---------                   -----------
                                             15,534                   $   257,535
                                          ---------                   -----------
   2003
     Top Tradition.....................       7,232     $ 14.711160   $   106,391     1.10%       47.11%      0.00%       5/1/03
     Top Plus..........................       1,466     $ 14.730584   $    21,590     0.90%       47.31%      0.00%       5/1/03
                                          ---------                   -----------
                                              8,698                   $   127,981
                                          ---------                   -----------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL
     FUNDS -- CLASS II:
   CORE PLUS FIXED INCOME SUBACCOUNT
   2004
     Top Tradition.....................         281     $ 11.869727   $     3,337     1.10%        2.94%      3.75%
     Top Plus..........................         183     $ 11.909070   $     2,183     0.90%        3.14%      0.00%
                                          ---------                   -----------
                                                464                   $     5,520
                                          ---------                   -----------
   2003
     Top Tradition.....................         281     $ 11.531016   $     3,244     1.10%       15.31%      0.12%       5/2/03
   US REAL ESTATE SUBACCOUNT
   2004
     Top Tradition.....................       1,168     $ 17.230535   $    20,122     1.10%       34.59%      0.17%
     Top Plus..........................       1,658     $ 17.287564   $    28,672     0.90%       34.85%      0.00%
                                          ---------                   -----------
                                              2,826                   $    48,794
                                          ---------                   -----------
   2003
     Top Tradition.....................          20     $ 12.802466   $       255     1.10%       28.02%      0.00%       5/1/03

---------------

   * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

  ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

     inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period.

 *** Accumulation units are rounded to the nearest whole number.

**** The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

(3) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, ONLIC charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

   The following tables illustrate product and contract level charges by product:

   These basic charges are assessed through reduction of daily unit values:

                                                                                   BACK LOAD &
                                                      COMBINATION       VIA           TOP I       TOP TRADITION    TOP PLUS
    MORTALITY AND EXPENSE RISK FEES
    (May increase annually to not more than
      1.55%)........................................     0.75%         1.05%      0.85% to 1.05%     0.85%          0.65%
    ADMINISTRATIVE EXPENSES.........................     0.25%         0.25%          0.25%          0.25%          0.25%
    Total expenses..................................     1.00%         1.30%       1.1% to 1.3%      1.10%          0.90%
    The following charges are assessed through the redemption of units:
    ANNUAL CONTRACT FEE
    Each year on the contract anniversary (or at the
    time of surrender of the contract)..............      $30           $30            $30            $30             NA
    TRANSFER FEE -- per transfer (currently no
      charge for the first 4 transfers each contract
      year).........................................   $3 to $15     $3 to $15      $3 to $15      $3 to $15      $3 to $15
    SALES CHARGE MADE FROM PURCHASE PAYMENTS........  No deduction  No deduction   No deduction   No deduction   No deduction
    SURRENDER CHARGES
    A withdrawal charge may be assessed by ONLIC                       5% of                        7.75% of
    when a contract is surrendered or a partial                     payments in   5% of payments  payments in
    withdrawal of a participant's account value is                    the last     in the last      the last      6% in the
    made for any other reason than to make a plan                   eight years   eight years on  eight years     first year
    payment to a participant. Percentages vary with                  on amount        amount       on amount     to 0% in the
    the number of years from purchase. .............   No Charge    surrendered    surrendered    surrendered    seventh year
    STATE PREMIUM TAXES
    In those jurisdictions permitting, such taxes
    will be deducted when annuity payments begin.
    Otherwise, they will be deducted from purchase
    payments. ......................................  0.5% to 3.5%  0.5% to 3.5%   0.5% to 3.5%   0.5% to 3.5%   0.5% to 3.5%

(4) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the account.

(5) FUND MERGERS & REPLACEMENTS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip portfolio.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

   Effective April 29, 2003, Subaccounts of the Dow Target Variable Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

    ACQUIRED PORTFOLIOS                           ACQUIRING PORTFOLIOS
    -------------------------------------         ----------------------------------
    Dow Target 10 -- February Portfolio           Dow Target 10 -- January Portfolio
    Dow Target 10 -- March Portfolio

    Dow Target 10 -- May Portfolio                Dow Target 10 -- April Portfolio
    Dow Target 10 -- June Portfolio

    Dow Target 10 -- August Portfolio             Dow Target 10 -- July Portfolio
    Dow Target 10 -- September Portfolio

    Dow Target 10 -- November Portfolio           Dow Target 10 -- October Portfolio
    Dow Target 10 -- December Portfolio

    Dow Target 5 -- February Portfolio            Dow Target 5 -- January Portfolio
    Dow Target 5 -- March Portfolio

    Dow Target 5 -- May Portfolio                 Dow Target 5 -- April Portfolio
    Dow Target 5 -- June Portfolio

    Dow Target 5 -- August Portfolio              Dow Target 5 -- July Portfolio
    Dow Target 5 -- September Portfolio

    Dow Target 5 -- November Portfolio            Dow Target 5 -- October Portfolio
    Dow Target 5 -- December Portfolio

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity portfolio.

OHIO NATIONAL VARIABLE ACCOUNT B

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account B:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account B (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 22, 2005

                        OHIO NATIONAL VARIABLE ACCOUNT B


                                    Form N-4





                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are incorporated by reference in Part B of this Registration Statement:



    Independent Auditors' Report of Independent Registered Public Accounting Firm KPMG LLP dated February 22, 2005

    Statements of Assets and Contract Owners' Equity, December 31, 2004

    Statements of Operations for the Periods Ended December 31, 2004

    Statements of Changes in Contract Owners' Equity for the Periods Ended December 31, 2004 and 2003

    Notes to Financial Statements, December 31, 2004


The following consolidated financial statements of the Depositor and its subsidiaries are also included by reference in Part B of this Registration
Statement:


    Independent Auditors' Report of Independent Registered Public Accounting Firm KPMG LLP dated March 28, 2005

    Consolidated Balance Sheets, December 31, 2004 and 2003

    Consolidated Statements of Income for the Years Ended December 31, 2004, 2003 and 2002

    Consolidated Statements of Changes in Stockholder's Equity for the Years Ended December 31, 2004, 2003 and 2002

    Consolidated Statements of Cash Flows for the Years Ended December 31, 2004, 2003 and 2002

    Notes to Consolidated Financial Statements, December 31, 2004, 2003 and
    2002


The following financial information is included in Part A of this Registration
Statement:

    Accumulation Unit Values

Consents of the Following Persons:


    KPMG LLP



Exhibits:


All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

        (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

        (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213).

        (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

        (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

        (3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of the Registrant's Form N-4, Post-effective Amendment no. 23 on April 27, 1998. (File no. 2-91213).

        (4)     Combination Annuity Contract, Form 93-VA-1, was filed as Exhibit
                (4) of the Registrant's Form N-4 on May 6, 1993 (File No. 33-62282).

        (5)(a) Single Purchase Payment Tax-Qualified Variable Annuity Application, Form V-4891-A, was filed as Exhibit (5)(a) of the Registrant's Form N-4 on April 25, 1996 (File No. 33-62282).

        (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

        (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

        (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 22 on March 2, 1998 (File No. 2-91213) and Exhibit (8)(a) of the Registrant's Form N-4, Post-effective Amendment no. 2 on March 2, 1999 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Lee E. Bartels*                    Vice President, Underwriting

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Richard J. Bodner*                 Vice President, Corporate Services

Robert A. Bowen*                   Senior Vice President, Information Systems


Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Senior Vice President, Chief Investment Officer

George E. Castrucci                 Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

Robert W. Conway*                  Vice President, PGA Marketing Eastern
                                   Division

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer

Anthony G. Esposito*               Vice President, Human Resources &
                                   Corporate Services

Diane S. Hagenbuch*                Senior Vice President, Corporate Relations &
                                   Communications

Michael F. Haverkamp*              Senior Vice President and General Counsel

John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

Therese S. McDonough*             Second Vice President, Counsel and
                                  Corporate Secretary

William J. McFadden*              Vice President, PGA Marketing Western
                                  Division


James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support

Edward P. Nolan*                  Vice President, Stable Asset Management


David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Vice Chairman

George B. Pearson, Jr.*           Senior Vice President, PGA Marketing

William C. Price*                 Vice President and Assistant General Counsel

James D. Purvis*                  Vice President, Financial Reporting

Arthur J. Roberts*                Vice President, Controller & Treasurer

D. Gates Smith*                   Director and Executive Vice President,
                                  Agency & Group

James C. Smith*                   Senior Vice President, Internal Audit & Compliance

Michael D. Stohler*               Vice President, Mortgages and Real Estate

Edith F. Thompson*                Vice President, Individual Annuity Operations

Barbara A. Turner*                Vice President, Broker Dealer Operations

Paul J. Twilling*                 Vice President, Information Systems

Dr. David S. Williams*            Vice President and Medical Director

*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company



Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Agency of Massachusetts, Inc.         Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

Ohio National Insurance Agency,  Inc.                        Ohio                     100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.

ITEM 27.  NUMBER OF CONTRACTOWNERS

As of January 18, 2005, the Registrant's contracts were owned by 62,200 owners.

ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

    Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

    If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

    Name                     Position with ONEQ
    ----                     ------------------
    David B. O'Maley         Chairman and Director
    John J. Palmer           President and Director
    Thomas A. Barefield      Senior Vice President
    Trudy K. Backus          Vice President and Director
    Marc L. Collins          Secretary and Director
    Barbara A. Turner        Operations Vice President, Treasurer and Compliance Officer
    James I. Miller II       Vice President and Director


The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting     Compensation
Discounts and        on Redemption        Brokerage
Commissions          or Annuitization     Commissions     Compensation
-----------          ----------------     -----------     ------------

$57,887,088               None                 None            None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)   Journals and other records of original entry:

      The Ohio National Life Insurance Company ("Depositor")
      One Financial Way
      Montgomery, Ohio  45242

      U.S. Bank, N.A. ("Custodian")
      425 Walnut Street
      Cincinnati, Ohio 45202

(2)   General and auxiliary ledgers:

      Depositor and Custodian

(3)   Securities records for portfolio securities:

      Custodian

(4)   Corporate charter, by-laws and minute books:

      Registrant has no such documents.

(5)   Records of brokerage orders:

      Not applicable.

(6)   Records of other portfolio transactions:

      Custodian

(7)   Records of options:

      Not applicable

(8)   Records of trial balances:

      Custodian

(9)   Quarterly records of allocation of brokerage orders and commissions:

      Not applicable

(10)  Records identifying persons or group authorizing portfolio transactions:

      Depositor

(11)  Files of advisory materials:

      Not applicable

(12)  Other records

      Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 28th day of April, 2005.


                             OHIO NATIONAL VARIABLE ACCOUNT B
                                       (Registrant)

                             By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                              (Depositor)


                             By  /s/ John J. Palmer
                                 ------------------------------------------
                                 John J. Palmer, Vice Chairman

Attest:

/s/ Marc L. Collins
------------------------------------
Marc L. Collins
Second Vice President and Counsel
Assistant Secretary


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 28th day of April, 2005.



                             THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                          (Depositor)

                             By  /s/ John J. Palmer
                                 ------------------------------------------
                                 John J. Palmer, Vice Chairman


Attest:


/s/ Marc L. Collins
------------------------------------
Marc L. Collins
Second Vice President and Counsel
Assistant Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                             Title                          Date
---------                             -----                          ----
/s/David B. O'Maley                    Chairman, President,          April 28, 2005
---------------------------------      Chief Executive Officer
 David B. O'Maley                      and Director


*/s/Jack E. Brown                      Director                      April 28, 2005
---------------------------------
 Jack E. Brown


*/s/William R. Burleigh                Director                      April 28, 2005
---------------------------------
 William R. Burleigh


*/s/Victoria B. Buyniski Gluckman      Director                      April 28, 2005
---------------------------------
 Victoria B. Buyniski Gluckman

                                       Director                      April 28, 2005
---------------------------------
 George E. Castrucci


*/s/Raymond R. Clark                   Director                      April 28, 2005
---------------------------------
 Raymond R. Clark


 /s/Ronald J. Dolan                    Director, Principal           April 28, 2005
---------------------------------      Financial and Accounting
 Ronald J. Dolan                       Officer

                                       Director                      April 28, 2005
---------------------------------
 John W. Hayden


/s/James F. Orr                        Director                      April 28, 2005
---------------------------------
 James F. Orr


/s/John J. Palmer                      Director                      April 28, 2005
---------------------------------
 John J. Palmer

/s/D. Gates Smith                      Director                      April 28, 2005
---------------------------------
 D. Gates Smith

*By /s/ John J. Palmer
    -------------------
    John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                                Page Number in
Exhibit                                                         Sequential
Number          Description                                     Numbering System
------          -----------                                     ----------------
                CONSENT OF KPMG, LLP

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account B:


We consent to use of our reports for Ohio National Variable Account B dated February 22, 2005, and for The Ohio National Life Insurance Company and subsidiaries dated March 28, 2005, included herein and to the reference to our firm under the heading "Independent Registered Public Accounting Firm" in the Statement of Additional Information in post-effective amendment no. 26 to File No. 33-62284. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to the adoption of AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts, in 2004 and a change in the method of accounting for embedded reinsurance derivatives in 2003.



KPMG LLP
Columbus, Ohio
April 28, 2005